UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 04/30/2025

Date of reporting period: 04/30/2025

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares Dow Jones U.S. ETF

IYY |NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Dow Jones U.S. ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Dow Jones U.S. ETF	$21	0.20%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 11.52%.

  For the same period, the S&P Total Market Index returned 11.25% and the Dow Jones U.S. IndexTM returned 11.74%.

What contributed to performance?

Stock selection across the information technology sector was the largest driver of the Fund’s return during the reporting period. Within the technology hardware and equipment segment, an innovative multinational technology company gained due to its consistently strong brand recognition and a robust ecosystem of its products and services. Software and services stocks benefited from strong trends in application software and systems software names as companies prioritized secure, scalable infrastructure and automation to support data-driven decision-making. Companies within the financials sector were another large contributor, as capital markets firms were supported by robust earnings, growing trading volumes, and the prospects of a loosening regulatory regime under the new presidential administration. Capital markets firms, including asset management and custody banks, investment banking and brokerage, and financial exchanges and data, contributed. Banks exhibited robust earnings, witnessing increases in advisory fees and deal-making revenues. In the communication sector, an interactive media and entertainment stocks benefited from initiatives in artificial intelligence and improved user engagement.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Index™
Apr 15	$10,000	$10,000	$10,000
May 15	$10,130	$10,140	$10,132
Jun 15	$9,940	$9,967	$9,942
Jul 15	$10,118	$10,132	$10,120
Aug 15	$9,514	$9,524	$9,515
Sep 15	$9,245	$9,243	$9,246
Oct 15	$9,983	$9,971	$9,987
Nov 15	$10,020	$10,027	$10,025
Dec 15	$9,830	$9,824	$9,836
Jan 16	$9,292	$9,266	$9,297
Feb 16	$9,287	$9,263	$9,293
Mar 16	$9,933	$9,915	$9,944
Apr 16	$9,986	$9,976	$9,998
May 16	$10,163	$10,155	$10,177
Jun 16	$10,180	$10,174	$10,196
Jul 16	$10,572	$10,579	$10,592
Aug 16	$10,591	$10,608	$10,611
Sep 16	$10,599	$10,627	$10,622
Oct 16	$10,385	$10,394	$10,407
Nov 16	$10,810	$10,855	$10,835
Dec 16	$11,013	$11,067	$11,041
Jan 17	$11,236	$11,282	$11,267
Feb 17	$11,663	$11,698	$11,698
Mar 17	$11,668	$11,708	$11,704
Apr 17	$11,787	$11,830	$11,825
May 17	$11,926	$11,950	$11,967
Jun 17	$12,015	$12,060	$12,058
Jul 17	$12,245	$12,288	$12,291
Aug 17	$12,275	$12,310	$12,323
Sep 17	$12,544	$12,611	$12,595
Oct 17	$12,824	$12,884	$12,879
Nov 17	$13,213	$13,275	$13,272
Dec 17	$13,352	$13,409	$13,415
Jan 18	$14,079	$14,120	$14,149
Feb 18	$13,554	$13,597	$13,623
Mar 18	$13,259	$13,328	$13,328
Apr 18	$13,297	$13,375	$13,369
May 18	$13,642	$13,753	$13,719
Jun 18	$13,729	$13,844	$13,808
Jul 18	$14,205	$14,307	$14,291
Aug 18	$14,679	$14,805	$14,771
Sep 18	$14,729	$14,828	$14,822
Oct 18	$13,671	$13,730	$13,757
Nov 18	$13,951	$14,005	$14,040
Dec 18	$12,669	$12,699	$12,748
Jan 19	$13,739	$13,792	$13,827
Feb 19	$14,204	$14,276	$14,299
Mar 19	$14,434	$14,482	$14,532
Apr 19	$15,012	$15,058	$15,117
May 19	$14,049	$14,086	$14,147
Jun 19	$15,027	$15,074	$15,137
Jul 19	$15,250	$15,295	$15,364
Aug 19	$14,959	$14,987	$15,073
Sep 19	$15,226	$15,245	$15,344
Oct 19	$15,544	$15,569	$15,667
Nov 19	$16,124	$16,158	$16,255
Dec 19	$16,580	$16,623	$16,718
Jan 20	$16,582	$16,602	$16,723
Feb 20	$15,219	$15,243	$15,350
Mar 20	$13,182	$13,138	$13,298
Apr 20	$14,917	$14,880	$15,051
May 20	$15,699	$15,679	$15,843
Jun 20	$16,045	$16,041	$16,194
Jul 20	$16,962	$16,947	$17,122
Aug 20	$18,195	$18,165	$18,370
Sep 20	$17,523	$17,496	$17,695
Oct 20	$17,110	$17,124	$17,279
Nov 20	$19,123	$19,216	$19,317
Dec 20	$19,922	$20,079	$20,129
Jan 21	$19,771	$20,014	$19,979
Feb 21	$20,359	$20,655	$20,576
Mar 21	$21,121	$21,374	$21,349
Apr 21	$22,253	$22,471	$22,498
May 21	$22,351	$22,573	$22,599
Jun 21	$22,909	$23,145	$23,167
Jul 21	$23,401	$23,543	$23,670
Aug 21	$24,073	$24,217	$24,354
Sep 21	$22,951	$23,118	$23,223
Oct 21	$24,528	$24,670	$24,823
Nov 21	$24,203	$24,307	$24,496
Dec 21	$25,154	$25,230	$25,463
Jan 22	$23,689	$23,715	$23,983
Feb 22	$23,047	$23,119	$23,337
Mar 22	$23,816	$23,868	$24,119
Apr 22	$21,673	$21,715	$21,951
May 22	$21,625	$21,672	$21,906
Jun 22	$19,818	$19,850	$20,078
Jul 22	$21,660	$21,711	$21,948
Aug 22	$20,819	$20,891	$21,100
Sep 22	$18,885	$18,944	$19,143
Oct 22	$20,392	$20,490	$20,673
Nov 22	$21,498	$21,571	$21,798
Dec 22	$20,238	$20,303	$20,523
Jan 23	$21,604	$21,719	$21,912
Feb 23	$21,094	$21,216	$21,398
Mar 23	$21,746	$21,774	$22,061
Apr 23	$21,998	$21,992	$22,320
May 23	$22,102	$22,088	$22,430
Jun 23	$23,598	$23,601	$23,953
Jul 23	$24,415	$24,451	$24,785
Aug 23	$23,975	$23,972	$24,339
Sep 23	$22,840	$22,825	$23,191
Oct 23	$22,268	$22,210	$22,613
Nov 23	$24,358	$24,294	$24,733
Dec 23	$25,569	$25,594	$25,966
Jan 24	$25,915	$25,877	$26,322
Feb 24	$27,324	$27,283	$27,758
Mar 24	$28,205	$28,165	$28,658
Apr 24	$26,986	$26,924	$27,424
May 24	$28,259	$28,201	$28,723
Jun 24	$29,191	$29,077	$29,675
Jul 24	$29,619	$29,612	$30,114
Aug 24	$30,291	$30,246	$30,802
Sep 24	$30,923	$30,868	$31,451
Oct 24	$30,699	$30,649	$31,229
Nov 24	$32,671	$32,690	$33,240
Dec 24	$31,757	$31,705	$32,315
Jan 25	$32,738	$32,677	$33,320
Feb 25	$32,174	$32,059	$32,751
Mar 25	$30,286	$30,161	$30,833
Apr 25	$30,094	$29,953	$30,643

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
11.52%	15.07%	11.65%
S&P Total Market Index...
11.25	15.02	11.59
Dow Jones U.S. Index™...
11.74	15.28	11.85

Key Fund statistics

Net Assets...
$2,189,875,259
Number of Portfolio Holdings...
1,023
Net Investment Advisory Fees...
$4,312,504
Portfolio Turnover Rate...
3%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
29.5%
Financials...
14.8
Health Care...
10.7
Consumer Discretionary...
10.4
Industrials...
9.3
Communication Services...
8.9
Consumer Staples...
5.9
Energy...
3.2
Utilities...
2.5
Real Estate...
2.5
Materials...
2.3

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.2%
Microsoft Corp...
5.7
NVIDIA Corp...
5.2
Amazon.com, Inc...
3.4
Meta Platforms, Inc., Class A...
2.3
Berkshire Hathaway, Inc., Class B...
1.9
Alphabet, Inc., Class A...
1.8
Broadcom, Inc...
1.8
Tesla, Inc...
1.5
Alphabet, Inc., Class C, NVS...
1.5

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Dow Jones U.S. ETF

Annual Shareholder Report — April 30, 2025

IYY-04/25-AR

iShares ESG MSCI KLD 400 ETF

DSI |NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares ESG MSCI KLD 400 ETF (the “Fund”) (formerly known as iShares MSCI KLD 400 Social ETF) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI KLD 400 ETF	$26	0.25%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 7.20%.

  For the same period, the MSCI USA Index returned 12.25% and the MSCI KLD 400 Social Index returned 7.47%.

What contributed to performance?

The information technology sector was the largest driver of the Fund’s return during the reporting period. Semiconductor firms were positive, as clients increased their outlays to artificial intelligence (“AI”) and data center spending. In particular, a U.S. dominant manufacturer of graphics processing units (“GPU”) optimized for AI workloads benefited. Software and services stocks gained from strong trends in application software and systems software names, as companies prioritized secure, scalable infrastructure and automation to support data-driven decision-making. This tailwind was further amplified by growing demand for integrated platforms that combine cybersecurity, AI, and cloud capabilities to address evolving business needs. Within the financial services sector, transaction and payment processing services firms gained amid strong consumer spending and increased payment volume in digital transactions. The capital markets space was supported by growing trading volumes and investment banking revenues. In the automobile segment of the consumer discretionary sector, the stock of an electric vehicle (“EV”) maker gained, helped by the possible deregulation of autonomous driving.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI KLD 400 Social Index
Apr 15	$10,000	$10,000	$10,000
May 15	$10,122	$10,133	$10,125
Jun 15	$9,899	$9,941	$9,905
Jul 15	$10,106	$10,140	$10,116
Aug 15	$9,485	$9,525	$9,497
Sep 15	$9,265	$9,273	$9,280
Oct 15	$10,079	$10,038	$10,099
Nov 15	$10,093	$10,073	$10,119
Dec 15	$9,936	$9,904	$9,965
Jan 16	$9,429	$9,377	$9,461
Feb 16	$9,387	$9,357	$9,422
Mar 16	$10,104	$9,998	$10,147
Apr 16	$10,075	$10,048	$10,122
May 16	$10,244	$10,231	$10,296
Jun 16	$10,224	$10,258	$10,281
Jul 16	$10,636	$10,647	$10,699
Aug 16	$10,699	$10,663	$10,767
Sep 16	$10,681	$10,675	$10,754
Oct 16	$10,411	$10,473	$10,486
Nov 16	$10,809	$10,851	$10,892
Dec 16	$10,963	$11,053	$11,052
Jan 17	$11,221	$11,282	$11,317
Feb 17	$11,572	$11,726	$11,677
Mar 17	$11,602	$11,742	$11,712
Apr 17	$11,770	$11,869	$11,886
May 17	$11,925	$12,031	$12,049
Jun 17	$11,971	$12,106	$12,099
Jul 17	$12,247	$12,353	$12,385
Aug 17	$12,224	$12,394	$12,366
Sep 17	$12,508	$12,646	$12,660
Oct 17	$12,810	$12,936	$12,971
Nov 17	$13,119	$13,330	$13,291
Dec 17	$13,261	$13,474	$13,441
Jan 18	$14,068	$14,248	$14,266
Feb 18	$13,520	$13,725	$13,714
Mar 18	$13,235	$13,390	$13,430
Apr 18	$13,299	$13,444	$13,499
May 18	$13,650	$13,771	$13,858
Jun 18	$13,733	$13,865	$13,945
Jul 18	$14,194	$14,363	$14,417
Aug 18	$14,540	$14,838	$14,772
Sep 18	$14,581	$14,906	$14,817
Oct 18	$13,460	$13,871	$13,677
Nov 18	$13,915	$14,142	$14,148
Dec 18	$12,757	$12,868	$12,971
Jan 19	$13,799	$13,926	$14,036
Feb 19	$14,276	$14,392	$14,524
Mar 19	$14,535	$14,658	$14,791
Apr 19	$15,121	$15,246	$15,391
May 19	$14,166	$14,282	$14,420
Jun 19	$15,120	$15,285	$15,396
Jul 19	$15,420	$15,521	$15,706
Aug 19	$15,152	$15,251	$15,435
Sep 19	$15,387	$15,523	$15,678
Oct 19	$15,702	$15,861	$16,003
Nov 19	$16,274	$16,457	$16,590
Dec 19	$16,746	$16,939	$17,074
Jan 20	$16,824	$16,972	$17,157
Feb 20	$15,567	$15,588	$15,879
Mar 20	$13,662	$13,611	$13,938
Apr 20	$15,416	$15,402	$15,731
May 20	$16,249	$16,203	$16,585
Jun 20	$16,600	$16,573	$16,946
Jul 20	$17,371	$17,556	$17,737
Aug 20	$18,778	$18,875	$19,177
Sep 20	$18,056	$18,170	$18,443
Oct 20	$17,603	$17,698	$17,985
Nov 20	$19,545	$19,745	$19,973
Dec 20	$20,230	$20,559	$20,678
Jan 21	$20,040	$20,369	$20,488
Feb 21	$20,753	$20,901	$21,220
Mar 21	$21,643	$21,687	$22,135
Apr 21	$22,767	$22,867	$23,291
May 21	$22,946	$22,977	$23,478
Jun 21	$23,548	$23,617	$24,100
Jul 21	$24,188	$24,175	$24,761
Aug 21	$24,913	$24,889	$25,508
Sep 21	$23,723	$23,714	$24,294
Oct 21	$25,928	$25,368	$26,558
Nov 21	$25,549	$25,112	$26,175
Dec 21	$26,562	$26,105	$27,219
Jan 22	$24,863	$24,627	$25,483
Feb 22	$24,037	$23,905	$24,641
Mar 22	$24,813	$24,746	$25,442
Apr 22	$22,550	$22,502	$23,126
May 22	$22,399	$22,453	$22,976
Jun 22	$20,664	$20,595	$21,201
Jul 22	$22,455	$22,515	$23,041
Aug 22	$21,365	$21,633	$21,927
Sep 22	$19,313	$19,627	$19,825
Oct 22	$20,715	$21,185	$21,268
Nov 22	$22,178	$22,338	$22,776
Dec 22	$20,808	$21,024	$21,374
Jan 23	$22,281	$22,408	$22,892
Feb 23	$21,811	$21,873	$22,413
Mar 23	$22,699	$22,650	$23,332
Apr 23	$22,782	$22,937	$23,420
May 23	$23,053	$23,086	$23,704
Jun 23	$24,540	$24,626	$25,239
Jul 23	$25,426	$25,473	$26,157
Aug 23	$25,096	$25,044	$25,822
Sep 23	$23,816	$23,870	$24,510
Oct 23	$23,153	$23,320	$23,828
Nov 23	$25,486	$25,519	$26,211
Dec 23	$26,729	$26,722	$27,493
Jan 24	$27,236	$27,138	$28,021
Feb 24	$28,647	$28,594	$29,479
Mar 24	$29,710	$29,504	$30,579
Apr 24	$28,320	$28,286	$29,155
May 24	$29,624	$29,637	$30,504
Jun 24	$30,648	$30,697	$31,566
Jul 24	$30,873	$31,082	$31,804
Aug 24	$31,351	$31,832	$32,302
Sep 24	$32,211	$32,517	$33,196
Oct 24	$31,917	$32,276	$32,899
Nov 24	$33,822	$34,297	$34,871
Dec 24	$32,738	$33,424	$33,760
Jan 25	$33,267	$34,441	$34,312
Feb 25	$32,400	$33,899	$33,423
Mar 25	$30,461	$31,915	$31,430
Apr 25	$30,360	$31,752	$31,332

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
7.20%	14.52%	11.75%
MSCI USA Index...
12.25	15.57	12.25
MSCI KLD 400 Social Index...
7.47	14.78	12.10

Key Fund statistics

Net Assets...
$4,218,152,389
Number of Portfolio Holdings...
404
Net Investment Advisory Fees...
$11,513,960
Portfolio Turnover Rate...
2%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
35.8%
Financials...
13.9
Consumer Discretionary...
9.4
Health Care...
9.0
Industrials...
8.9
Communication Services...
8.6
Consumer Staples...
6.0
Real Estate...
3.1
Materials...
2.9
Energy...
1.3
Utilities...
1.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
11.1%
NVIDIA Corp...
10.6
Alphabet, Inc., Class A...
3.7
Tesla, Inc...
3.2
Alphabet, Inc., Class C, NVS...
3.2
Visa, Inc., Class A...
2.4
Mastercard, Inc., Class A...
1.8
Procter & Gamble Co. (The)...
1.5
Home Depot, Inc. (The)...
1.4
AbbVie, Inc...
1.4

⁽ᵃ⁾ Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at         1-800-iShares (1-800-474-2737).

Effective February 19, 2025, the name of the Fund was changed from iShares MSCI KLD 400 Social ETF to iShares ESG MSCI KLD 400 ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG MSCI KLD 400 ETF

Annual Shareholder Report — April 30, 2025

DSI-04/25-AR

iShares MSCI USA ESG Select ETF

SUSA |NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares MSCI USA ESG Select ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA ESG Select ETF	$26	0.25%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 11.21%.

  For the same period, the MSCI USA Index returned 12.25% and the MSCI USA Extended ESG Select Index returned 11.49%.

What contributed to performance?

The information technology sector was the largest driver of the Fund’s return during the reporting period. Within the technology hardware and equipment segment, an innovative multinational technology company gained due to its consistently strong brand recognition and a robust ecosystem of its products and services. In the industrials sector, capital goods stocks were supported by large-scale government spending for infrastructure projects. Capital markets companies within the financials sector were another large contributor. Asset management and custody banks gained as heightened market activity boosted fees, while increased trading volumes from market volatility and strong corporate earnings further supported growth. The financial exchanges and data industry also contributed. Exchanges benefited from increased trading activity due to heightened market volatility, while the data industry was buoyed by strong demand for real-time analytics for data-driven decision-making.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Extended ESG Select Index
Apr 15	$10,000	$10,000	$10,000
May 15	$10,117	$10,133	$10,637
Jun 15	$9,873	$9,941	$10,400
Jul 15	$9,999	$10,140	$10,539
Aug 15	$9,387	$9,525	$9,901
Sep 15	$9,183	$9,273	$9,658
Oct 15	$9,917	$10,038	$10,406
Nov 15	$9,973	$10,073	$10,494
Dec 15	$9,745	$9,904	$10,286
Jan 16	$9,202	$9,377	$9,646
Feb 16	$9,271	$9,357	$9,684
Mar 16	$10,016	$9,998	$10,452
Apr 16	$10,007	$10,048	$10,526
May 16	$10,231	$10,231	$10,746
Jun 16	$10,227	$10,258	$10,734
Jul 16	$10,634	$10,647	$11,163
Aug 16	$10,760	$10,663	$11,242
Sep 16	$10,765	$10,675	$11,260
Oct 16	$10,450	$10,473	$10,967
Nov 16	$10,770	$10,851	$11,384
Dec 16	$10,939	$11,053	$11,581
Jan 17	$11,129	$11,282	$11,827
Feb 17	$11,642	$11,726	$12,274
Mar 17	$11,725	$11,742	$12,347
Apr 17	$11,901	$11,869	$12,560
May 17	$12,168	$12,031	$12,821
Jun 17	$12,234	$12,106	$12,907
Jul 17	$12,373	$12,353	$13,056
Aug 17	$12,433	$12,394	$13,094
Sep 17	$12,573	$12,646	$13,260
Oct 17	$12,959	$12,936	$13,657
Nov 17	$13,248	$13,330	$13,933
Dec 17	$13,403	$13,474	$14,125
Jan 18	$14,146	$14,248	$14,950
Feb 18	$13,673	$13,725	$14,409
Mar 18	$13,393	$13,390	$14,120
Apr 18	$13,420	$13,444	$14,151
May 18	$13,563	$13,771	$14,306
Jun 18	$13,704	$13,865	$14,456
Jul 18	$14,142	$14,363	$14,921
Aug 18	$14,479	$14,838	$15,277
Sep 18	$14,596	$14,906	$15,402
Oct 18	$13,529	$13,871	$14,279
Nov 18	$13,943	$14,142	$14,721
Dec 18	$12,657	$12,868	$13,363
Jan 19	$13,656	$13,926	$14,426
Feb 19	$14,247	$14,392	$15,056
Mar 19	$14,566	$14,658	$15,395
Apr 19	$15,040	$15,246	$15,900
May 19	$13,984	$14,282	$14,785
Jun 19	$15,066	$15,285	$15,937
Jul 19	$15,328	$15,521	$16,221
Aug 19	$14,972	$15,251	$15,848
Sep 19	$15,353	$15,523	$16,248
Oct 19	$15,635	$15,861	$16,560
Nov 19	$16,219	$16,457	$17,168
Dec 19	$16,730	$16,939	$17,730
Jan 20	$16,758	$16,972	$17,762
Feb 20	$15,494	$15,588	$16,428
Mar 20	$13,754	$13,611	$14,587
Apr 20	$15,455	$15,402	$15,770
May 20	$16,347	$16,203	$17,341
Jun 20	$16,816	$16,573	$17,842
Jul 20	$17,826	$17,556	$18,919
Aug 20	$19,250	$18,875	$20,440
Sep 20	$18,556	$18,170	$19,712
Oct 20	$18,222	$17,698	$19,369
Nov 20	$20,134	$19,745	$21,402
Dec 20	$20,852	$20,559	$22,172
Jan 21	$20,761	$20,369	$22,075
Feb 21	$21,280	$20,901	$22,635
Mar 21	$22,269	$21,687	$23,691
Apr 21	$23,383	$22,867	$24,883
May 21	$23,619	$22,977	$25,139
Jun 21	$24,296	$23,617	$25,864
Jul 21	$24,988	$24,175	$26,605
Aug 21	$25,807	$24,889	$27,477
Sep 21	$24,477	$23,714	$26,068
Oct 21	$26,360	$25,368	$28,081
Nov 21	$25,998	$25,112	$27,705
Dec 21	$27,172	$26,105	$28,960
Jan 22	$25,263	$24,627	$26,931
Feb 22	$24,159	$23,905	$25,755
Mar 22	$24,832	$24,746	$26,474
Apr 22	$22,734	$22,502	$24,238
May 22	$22,703	$22,453	$24,211
Jun 22	$20,766	$20,595	$22,145
Jul 22	$22,751	$22,515	$24,269
Aug 22	$21,777	$21,633	$23,232
Sep 22	$19,627	$19,627	$20,943
Oct 22	$21,346	$21,185	$22,788
Nov 22	$22,709	$22,338	$24,247
Dec 22	$21,382	$21,024	$22,835
Jan 23	$22,755	$22,408	$24,307
Feb 23	$22,222	$21,873	$23,743
Mar 23	$22,897	$22,650	$24,463
Apr 23	$23,030	$22,937	$24,609
May 23	$22,937	$23,086	$24,513
Jun 23	$24,490	$24,626	$26,179
Jul 23	$25,369	$25,473	$27,118
Aug 23	$24,952	$25,044	$26,681
Sep 23	$23,610	$23,870	$25,237
Oct 23	$22,787	$23,320	$24,366
Nov 23	$25,160	$25,519	$26,883
Dec 23	$26,486	$26,722	$28,307
Jan 24	$26,683	$27,138	$28,519
Feb 24	$27,946	$28,594	$29,880
Mar 24	$28,881	$29,504	$30,887
Apr 24	$27,614	$28,286	$28,442
May 24	$28,848	$29,637	$30,859
Jun 24	$29,747	$30,697	$31,836
Jul 24	$30,422	$31,082	$32,566
Aug 24	$31,339	$31,832	$33,554
Sep 24	$31,991	$32,517	$34,260
Oct 24	$31,411	$32,276	$32,395
Nov 24	$33,405	$34,297	$33,834
Dec 24	$32,421	$33,424	$32,847
Jan 25	$33,202	$34,441	$33,645
Feb 25	$32,598	$33,899	$33,645
Mar 25	$30,689	$31,915	$31,682
Apr 25	$30,709	$31,752	$31,710

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
11.21%	14.72%	11.87%
MSCI USA Index...
12.25	15.57	12.25
MSCI USA Extended ESG Select Index...
11.49	14.99	12.23

Key Fund statistics

Net Assets...
$3,285,399,894
Number of Portfolio Holdings...
194
Net Investment Advisory Fees...
$9,017,365
Portfolio Turnover Rate...
18%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The performance of MSCI USA Extended ESG Select Index in this report reflects the performance of the MSCI USA ESG Select Index through May 31, 2018 and, beginning on June 1, 2018, the performance of MSCI USA Extended ESG Select Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
32.7%
Financials...
12.4
Industrials...
11.3
Health Care...
11.3
Consumer Staples...
7.7
Consumer Discretionary...
7.6
Communication Services...
6.8
Energy...
3.5
Materials...
3.0
Real Estate...
2.6
Utilities...
1.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
5.3%
Apple, Inc...
4.8
NVIDIA Corp...
4.3
Alphabet, Inc., Class C, NVS...
2.0
Broadcom, Inc...
1.9
Alphabet, Inc., Class A...
1.8
Eli Lilly & Co...
1.7
Tesla, Inc...
1.6
Coca-Cola Co. (The)...
1.6
Home Depot, Inc. (The)...
1.6

⁽ᵃ⁾ Excludes money market funds.

Material Fund changes

This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at         1-800-iShares (1-800-474-2737).

Effective June 2, 2025, the name of the Fund was changed from iShares MSCI USA ESG Select ETF to iShares ESG Optimized MSCI USA ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA ESG Select ETF

Annual Shareholder Report — April 30, 2025

SUSA-04/25-AR

iShares U.S. Basic Materials ETF

IYM |NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares U.S. Basic Materials ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Basic Materials ETF	$37	0.38%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned (5.83)%.

  For the same period, the Russell 3000® Index returned 11.40% and the Russell 1000 Basic Materials RIC 22.5/45 Capped Index returned (5.47)%.

What contributed to performance?

Amid geopolitical uncertainty, gold prices increased during the reporting period, positively contributing to the Fund’s performance. The gold price was further supported by increased purchases from central banks, which typically buy the metal to diversify reserves, hedge against inflation, and reduce reliance on foreign currencies. While chemicals stocks detracted overall, the industrial gases segment gained amid solid demand. These firms, which produce and supply a wide range of industrial gases, including oxygen, nitrogen, argon, helium, and hydrogen, serve a broad variety of end markets and are essential for food preservation and medical treatments.

What detracted from performance?

U.S. materials stocks experienced declines during the reporting period, amid concerns surrounding tariffs, slowing economic growth, and fluctuations in commodity prices. An additional headwind was the threat of trade wars, which further increased uncertainty for the materials segment. Chemicals stocks were the most significant detractors from the Fund’s return, specifically commodity chemicals and specialized chemicals. These firms were pressured by weak global demand, rising raw material costs, and lower refining margins. Within metals and mining stocks, weakening demand, especially from China, negatively impacted prices for key commodities including copper, as well as iron ore, the primary raw materials needed to make steel.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000 Basic Materials RIC 22.5/45 Capped Index
Apr 15	$10,000	$10,000	$10,000
May 15	$9,970	$10,138	$10,077
Jun 15	$9,563	$9,969	$9,667
Jul 15	$8,926	$10,135	$9,025
Aug 15	$8,388	$9,524	$8,484
Sep 15	$7,725	$9,246	$7,815
Oct 15	$8,765	$9,976	$8,873
Nov 15	$8,848	$10,032	$8,960
Dec 15	$8,475	$9,826	$8,584
Jan 16	$7,597	$9,271	$7,686
Feb 16	$8,126	$9,268	$8,232
Mar 16	$8,829	$9,921	$8,948
Apr 16	$9,358	$9,982	$9,489
May 16	$9,253	$10,161	$9,387
Jun 16	$9,182	$10,182	$9,319
Jul 16	$9,702	$10,586	$9,852
Aug 16	$9,685	$10,613	$9,839
Sep 16	$9,595	$10,630	$9,751
Oct 16	$9,414	$10,400	$9,570
Nov 16	$10,192	$10,865	$10,365
Dec 16	$10,148	$11,077	$10,324
Jan 17	$10,597	$11,286	$10,786
Feb 17	$10,797	$11,705	$10,992
Mar 17	$10,903	$11,713	$11,104
Apr 17	$10,937	$11,837	$11,143
May 17	$10,821	$11,959	$11,028
Jun 17	$10,994	$12,066	$11,209
Jul 17	$11,257	$12,294	$11,482
Aug 17	$11,386	$12,318	$11,618
Sep 17	$11,847	$12,618	$12,072
Oct 17	$12,283	$12,893	$12,522
Nov 17	$12,376	$13,285	$12,622
Dec 17	$12,659	$13,418	$12,915
Jan 18	$13,155	$14,125	$13,427
Feb 18	$12,481	$13,604	$12,742
Mar 18	$11,945	$13,331	$12,200
Apr 18	$12,112	$13,382	$12,375
May 18	$12,397	$13,760	$12,670
Jun 18	$12,361	$13,850	$12,637
Jul 18	$12,777	$14,309	$13,068
Aug 18	$12,666	$14,812	$12,957
Sep 18	$12,339	$14,836	$12,625
Oct 18	$11,108	$13,744	$11,369
Nov 18	$11,368	$14,019	$11,640
Dec 18	$10,571	$12,714	$10,826
Jan 19	$11,196	$13,806	$11,472
Feb 19	$11,579	$14,291	$11,867
Mar 19	$11,553	$14,500	$11,845
Apr 19	$11,883	$15,079	$12,189
May 19	$10,723	$14,103	$11,001
Jun 19	$12,073	$15,094	$12,394
Jul 19	$11,914	$15,318	$12,235
Aug 19	$11,387	$15,006	$11,691
Sep 19	$11,788	$15,269	$12,108
Oct 19	$11,783	$15,598	$12,110
Nov 19	$12,192	$16,191	$12,533
Dec 19	$12,606	$16,658	$12,965
Jan 20	$11,664	$16,640	$11,999
Feb 20	$10,665	$15,278	$10,976
Mar 20	$8,947	$13,177	$9,213
Apr 20	$10,506	$14,922	$10,711
May 20	$11,315	$15,720	$11,655
Jun 20	$11,588	$16,079	$11,941
Jul 20	$12,451	$16,992	$12,835
Aug 20	$12,992	$18,223	$13,392
Sep 20	$12,868	$17,560	$13,270
Oct 20	$12,673	$17,181	$13,072
Nov 20	$14,403	$19,271	$14,869
Dec 20	$14,854	$20,138	$15,340
Jan 21	$14,553	$20,048	$15,034
Feb 21	$15,174	$20,675	$15,671
Mar 21	$16,495	$21,416	$17,042
Apr 21	$17,210	$22,520	$17,786
May 21	$18,254	$22,623	$18,874
Jun 21	$17,194	$23,181	$17,782
Jul 21	$17,532	$23,573	$18,138
Aug 21	$17,548	$24,245	$18,160
Sep 21	$16,477	$23,157	$17,058
Oct 21	$17,684	$24,723	$18,313
Nov 21	$17,315	$24,347	$17,935
Dec 21	$18,644	$25,305	$19,319
Jan 22	$17,435	$23,817	$18,073
Feb 22	$18,202	$23,217	$18,876
Mar 22	$19,923	$23,970	$20,670
Apr 22	$18,781	$21,819	$19,490
May 22	$18,904	$21,789	$19,624
Jun 22	$15,806	$19,966	$16,412
Jul 22	$16,699	$21,840	$17,345
Aug 22	$16,172	$21,025	$16,804
Sep 22	$14,601	$19,075	$15,176
Oct 22	$16,010	$20,639	$16,646
Nov 22	$17,874	$21,717	$18,590
Dec 22	$16,953	$20,445	$17,638
Jan 23	$18,879	$21,853	$19,649
Feb 23	$18,362	$21,342	$19,118
Mar 23	$18,077	$21,913	$18,827
Apr 23	$17,828	$22,146	$18,573
May 23	$16,461	$22,233	$17,154
Jun 23	$18,212	$23,751	$18,985
Jul 23	$18,970	$24,602	$19,783
Aug 23	$18,304	$24,127	$19,095
Sep 23	$17,382	$22,978	$18,134
Oct 23	$16,836	$22,369	$17,571
Nov 23	$18,148	$24,455	$18,944
Dec 23	$19,111	$25,752	$19,963
Jan 24	$18,440	$26,037	$19,269
Feb 24	$19,175	$27,447	$20,043
Mar 24	$20,513	$28,332	$21,449
Apr 24	$19,585	$27,085	$20,274
May 24	$20,276	$28,365	$21,207
Jun 24	$19,527	$29,243	$20,435
Jul 24	$20,132	$29,787	$21,076
Aug 24	$20,392	$30,435	$21,349
Sep 24	$21,001	$31,065	$21,994
Oct 24	$20,360	$30,837	$21,116
Nov 24	$20,672	$32,888	$21,440
Dec 24	$18,245	$31,883	$18,931
Jan 25	$19,351	$32,889	$20,085
Feb 25	$19,447	$32,259	$20,193
Mar 25	$19,008	$30,377	$19,744
Apr 25	$18,444	$30,174	$19,164

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
(5.83)%	11.91%	6.31%
Russell 3000® Index...
11.40	15.12	11.68
Russell 1000 Basic Materials RIC 22.5/45 Capped Index...
(5.47)	12.34	6.72

Key Fund statistics

Net Assets...
$483,949,347
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$2,160,388
Portfolio Turnover Rate...
19%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The performance of the Russell 1000 Basic Materials RIC 22.5/45 Capped Index in this report reflects the performance of the Dow Jones U.S. Basic Materials IndexTM through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Basic Materials RIC 22.5/45 Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Chemicals...
57.8%
Metals & Mining...
28.8
Containers & Packaging...
5.6
Trading Companies & Distributors...
4.6
Machinery...
2.5
Aerospace & Defense...
0.7

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Linde PLC...
23.2%
Ecolab, Inc...
7.9
Air Products and Chemicals, Inc...
7.6
Freeport-McMoRan, Inc...
6.6
Newmont Corp...
4.9
Fastenal Co...
4.6
Nucor Corp...
3.3
Steel Dynamics, Inc...
3.1
International Paper Co...
3.1
International Flavors & Fragrances, Inc...
3.0

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Basic Materials ETF

Annual Shareholder Report — April 30, 2025

IYM-04/25-AR

iShares U.S. Consumer Discretionary ETF

IYC |NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares U.S. Consumer Discretionary ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Discretionary ETF	$41	0.38%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 16.06%.

  For the same period, the Russell 3000® Index returned 11.40% and the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index returned 16.42%.

What contributed to performance?

Consumer discretionary stocks aided the Fund's return during the reporting period. Investors of an electric vehicle maker that benefited from possible deregulation of autonomous driving remained optimistic about the company’s long-term growth plans. Broadline and specialty retailers also contributed, supported by resilient consumer spending, both in brick-and-mortar and online stores. A large e-commerce retailer also benefited from growing demand for its cloud computing and digital advertising services. Successful shifts to e-commerce helped boost the performance of consumer staples merchandise retail firms in the consumer staples sector. Additionally, two big box retailers benefited from strong customer bases and competitive pricing.

What detracted from performance?

The largest detractor from the Fund’s return during the reporting period was textile and apparel firms in the consumer durables category. These companies suffered amid rising input costs, global economic uncertainty, and the possibility of increased tariffs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index
Apr 15	$10,000	$10,000	$10,000
May 15	$10,100	$10,138	$11,240
Jun 15	$10,057	$9,969	$11,196
Jul 15	$10,560	$10,135	$11,761
Aug 15	$9,848	$9,524	$10,970
Sep 15	$9,697	$9,246	$10,806
Oct 15	$10,420	$9,976	$11,616
Nov 15	$10,324	$10,032	$11,511
Dec 15	$10,220	$9,826	$11,398
Jan 16	$9,681	$9,271	$10,801
Feb 16	$9,747	$9,268	$10,880
Mar 16	$10,325	$9,921	$11,530
Apr 16	$10,223	$9,982	$11,420
May 16	$10,259	$10,161	$11,467
Jun 16	$10,197	$10,182	$11,400
Jul 16	$10,598	$10,586	$11,847
Aug 16	$10,463	$10,613	$11,701
Sep 16	$10,471	$10,630	$11,713
Oct 16	$10,235	$10,400	$11,453
Nov 16	$10,748	$10,865	$12,033
Dec 16	$10,785	$11,077	$12,081
Jan 17	$11,121	$11,286	$12,464
Feb 17	$11,376	$11,705	$12,754
Mar 17	$11,520	$11,713	$12,921
Apr 17	$11,829	$11,837	$13,274
May 17	$11,991	$11,959	$13,456
Jun 17	$11,780	$12,066	$13,222
Jul 17	$11,982	$12,294	$13,456
Aug 17	$11,733	$12,318	$13,178
Sep 17	$11,817	$12,618	$13,276
Oct 17	$11,891	$12,893	$13,363
Nov 17	$12,615	$13,285	$14,178
Dec 17	$12,929	$13,418	$14,541
Jan 18	$14,088	$14,125	$15,852
Feb 18	$13,503	$13,604	$15,184
Mar 18	$13,175	$13,331	$14,821
Apr 18	$13,408	$13,382	$15,088
May 18	$13,567	$13,760	$15,274
Jun 18	$14,036	$13,850	$15,809
Jul 18	$14,381	$14,309	$16,207
Aug 18	$15,222	$14,812	$17,154
Sep 18	$15,371	$14,836	$17,338
Oct 18	$14,138	$13,744	$15,914
Nov 18	$14,490	$14,019	$16,327
Dec 18	$13,162	$12,714	$14,841
Jan 19	$14,334	$13,806	$16,172
Feb 19	$14,553	$14,291	$16,420
Mar 19	$14,904	$14,500	$16,828
Apr 19	$15,834	$15,079	$17,919
May 19	$14,882	$14,103	$16,842
Jun 19	$15,909	$15,094	$18,021
Jul 19	$16,060	$15,318	$18,200
Aug 19	$15,962	$15,006	$18,094
Sep 19	$15,925	$15,269	$18,054
Oct 19	$16,099	$15,598	$18,262
Nov 19	$16,515	$16,191	$18,731
Dec 19	$16,775	$16,658	$19,041
Jan 20	$16,637	$16,640	$18,892
Feb 20	$15,303	$15,278	$17,382
Mar 20	$13,046	$13,177	$14,830
Apr 20	$15,074	$14,922	$15,404
May 20	$16,045	$15,720	$18,250
Jun 20	$16,150	$16,079	$18,375
Jul 20	$17,267	$16,992	$19,653
Aug 20	$18,793	$18,223	$21,397
Sep 20	$18,443	$17,560	$21,006
Oct 20	$17,928	$17,181	$20,427
Nov 20	$20,220	$19,271	$23,047
Dec 20	$20,881	$20,138	$23,808
Jan 21	$20,440	$20,048	$23,312
Feb 21	$21,408	$20,675	$24,426
Mar 21	$22,174	$21,416	$25,310
Apr 21	$23,135	$22,520	$26,416
May 21	$22,732	$22,623	$25,961
Jun 21	$23,039	$23,181	$26,320
Jul 21	$23,181	$23,573	$26,493
Aug 21	$23,668	$24,245	$27,059
Sep 21	$22,994	$23,157	$26,298
Oct 21	$24,942	$24,723	$28,534
Nov 21	$24,636	$24,347	$28,193
Dec 21	$24,978	$25,305	$28,593
Jan 22	$22,578	$23,817	$25,853
Feb 22	$21,900	$23,217	$25,084
Mar 22	$22,333	$23,970	$25,586
Apr 22	$19,860	$21,819	$22,759
May 22	$18,935	$21,789	$21,706
Jun 22	$16,927	$19,966	$19,408
Jul 22	$19,530	$21,840	$22,399
Aug 22	$18,974	$21,025	$21,768
Sep 22	$17,376	$19,075	$19,941
Oct 22	$18,304	$20,639	$21,014
Nov 22	$18,897	$21,717	$21,700
Dec 22	$17,041	$20,445	$19,573
Jan 23	$19,463	$21,853	$22,362
Feb 23	$18,938	$21,342	$21,763
Mar 23	$19,398	$21,913	$22,296
Apr 23	$19,313	$22,146	$22,203
May 23	$19,357	$22,233	$22,260
Jun 23	$21,352	$23,751	$24,562
Jul 23	$21,931	$24,602	$25,234
Aug 23	$21,308	$24,127	$24,522
Sep 23	$20,157	$22,978	$23,199
Oct 23	$19,445	$22,369	$22,388
Nov 23	$21,460	$24,455	$24,707
Dec 23	$22,853	$25,752	$26,332
Jan 24	$22,558	$26,037	$26,001
Feb 24	$24,413	$27,447	$28,148
Mar 24	$24,768	$28,332	$28,565
Apr 24	$23,449	$27,085	$24,317
May 24	$23,945	$28,365	$27,622
Jun 24	$24,565	$29,243	$28,357
Jul 24	$24,849	$29,787	$28,693
Aug 24	$25,318	$30,435	$29,235
Sep 24	$26,653	$31,065	$30,787
Oct 24	$26,404	$30,837	$27,430
Nov 24	$29,562	$32,888	$30,720
Dec 24	$29,158	$31,883	$30,296
Jan 25	$30,483	$32,889	$31,683
Feb 25	$29,231	$32,259	$30,390
Mar 25	$26,837	$30,377	$27,909
Apr 25	$27,215	$30,174	$28,311

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
16.06%	12.54%	10.53%
Russell 3000® Index...
11.40	15.12	11.68
Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index...
16.42	12.94	10.97

Key Fund statistics

Net Assets...
$1,295,036,971
Number of Portfolio Holdings...
179
Net Investment Advisory Fees...
$4,660,907
Portfolio Turnover Rate...
22%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The performance of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index in this report reflects the performance of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index through June 23, 2019, the performance of the Dow Jones U.S. Consumer Services Capped (TR) IndexTM beginning on June 24, 2019 through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Consumer Discretionary Distribution & Retail...
33.0%
Consumer Services...
18.6
Media & Entertainment...
14.5
Automobiles & Components...
10.9
Consumer Staples Distribution & Retail...
10.3
Consumer Durables & Apparel...
6.2
Transportation...
4.5
Commercial & Professional Services...
1.6
Household & Personal Products...
0.3
Capital Goods...
0.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Amazon.com, Inc...
15.2%
Tesla, Inc...
8.6
Netflix, Inc...
4.7
Costco Wholesale Corp...
4.3
Walmart, Inc...
4.3
Home Depot, Inc. (The)...
4.0
McDonald's Corp...
3.6
Booking Holdings, Inc...
3.0
Walt Disney Co. (The)...
2.9
Uber Technologies, Inc...
2.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Consumer Discretionary ETF

Annual Shareholder Report — April 30, 2025

IYC-04/25-AR

iShares U.S. Consumer Staples ETF

IYK |NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares U.S. Consumer Staples ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Staples ETF	$40	0.38%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 8.96%.

  For the same period, the Russell 3000® Index returned 11.40% and the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index returned 9.37%.

What contributed to performance?

Consumer staples stocks were the largest contributors to the Fund’s return during the reporting period. Tobacco companies experienced robust gains, helped by their defensive nature and further boosted by the success of their smoke-free products, such as tobacco pouches and e-cigarettes. Food retailers were supported by rising food prices and gains in grocery store sales. In the healthcare sector, firms that distribute pharmaceuticals and healthcare supplies benefited from higher prescription volumes from retail customers, particularly for specialty medicines and for drugs that mimic glucagon-like peptide-1 (“GLP-1”) agonist, a natural hormone which helps regulate blood sugar and appetite.

What detracted from performance?

Companies within the food products subsector detracted from the Fund’s return during the reporting period. Firms that provide packaged foods and meats suffered from a slowdown in sales volume, rising input costs, and shifting consumer behavior habits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000 Consumer Staples RIC 22.5/45 Capped Index
Apr 15	$10,000	$10,000	$10,000
May 15	$10,125	$10,138	$14,116
Jun 15	$10,021	$9,969	$13,876
Jul 15	$10,358	$10,135	$14,595
Aug 15	$9,856	$9,524	$13,782
Sep 15	$9,866	$9,246	$13,701
Oct 15	$10,521	$9,976	$14,593
Nov 15	$10,442	$10,032	$14,380
Dec 15	$10,474	$9,826	$14,789
Jan 16	$10,282	$9,271	$14,759
Feb 16	$10,342	$9,268	$14,775
Mar 16	$10,937	$9,921	$15,475
Apr 16	$10,888	$9,982	$15,353
May 16	$10,934	$10,161	$15,536
Jun 16	$11,274	$10,182	$16,310
Jul 16	$11,432	$10,586	$16,223
Aug 16	$11,398	$10,613	$16,096
Sep 16	$11,204	$10,630	$15,829
Oct 16	$11,020	$10,400	$15,728
Nov 16	$10,698	$10,865	$15,107
Dec 16	$10,984	$11,077	$15,602
Jan 17	$11,295	$11,286	$15,881
Feb 17	$11,775	$11,705	$16,613
Mar 17	$11,840	$11,713	$16,563
Apr 17	$11,873	$11,837	$16,673
May 17	$12,206	$11,959	$17,046
Jun 17	$12,188	$12,066	$16,752
Jul 17	$12,203	$12,294	$16,797
Aug 17	$12,113	$12,318	$16,590
Sep 17	$12,144	$12,618	$16,451
Oct 17	$12,138	$12,893	$16,113
Nov 17	$12,554	$13,285	$16,859
Dec 17	$12,799	$13,418	$17,226
Jan 18	$13,037	$14,125	$17,497
Feb 18	$12,213	$13,604	$16,261
Mar 18	$12,063	$13,331	$16,047
Apr 18	$11,587	$13,382	$15,400
May 18	$11,624	$13,760	$15,138
Jun 18	$12,100	$13,850	$15,864
Jul 18	$12,293	$14,309	$16,424
Aug 18	$12,168	$14,812	$16,524
Sep 18	$12,245	$14,836	$16,726
Oct 18	$12,014	$13,744	$16,963
Nov 18	$12,150	$14,019	$17,386
Dec 18	$11,042	$12,714	$15,707
Jan 19	$11,846	$13,806	$16,530
Feb 19	$12,093	$14,291	$16,715
Mar 19	$12,444	$14,500	$17,263
Apr 19	$12,856	$15,079	$17,695
May 19	$12,000	$14,103	$16,954
Jun 19	$12,748	$15,094	$17,720
Jul 19	$13,033	$15,318	$18,169
Aug 19	$12,927	$15,006	$18,441
Sep 19	$13,340	$15,269	$14,999
Oct 19	$13,399	$15,598	$15,073
Nov 19	$13,624	$16,191	$15,322
Dec 19	$14,149	$16,658	$19,635
Jan 20	$14,275	$16,640	$19,617
Feb 20	$13,100	$15,278	$17,982
Mar 20	$11,559	$13,177	$16,777
Apr 20	$12,746	$14,922	$13,013
May 20	$13,322	$15,720	$18,392
Jun 20	$13,684	$16,079	$18,404
Jul 20	$14,861	$16,992	$19,553
Aug 20	$16,502	$18,223	$20,240
Sep 20	$16,095	$17,560	$19,793
Oct 20	$15,585	$17,181	$19,181
Nov 20	$17,577	$19,271	$20,695
Dec 20	$18,757	$20,138	$21,228
Jan 21	$18,627	$20,048	$20,418
Feb 21	$18,203	$20,675	$20,265
Mar 21	$19,180	$21,416	$22,057
Apr 21	$19,740	$22,520	$22,434
May 21	$19,690	$22,623	$22,923
Jun 21	$19,987	$23,181	$22,647
Jul 21	$20,260	$23,573	$22,872
Aug 21	$20,285	$24,245	$23,061
Sep 21	$19,611	$23,157	$22,225
Oct 21	$20,170	$24,723	$22,865
Nov 21	$19,744	$24,347	$22,391
Dec 21	$21,999	$25,305	$24,957
Jan 22	$22,161	$23,817	$25,152
Feb 22	$21,924	$23,217	$24,891
Mar 22	$22,082	$23,970	$25,072
Apr 22	$22,766	$21,819	$25,859
May 22	$22,366	$21,789	$25,418
Jun 22	$21,592	$19,966	$24,547
Jul 22	$22,020	$21,840	$25,041
Aug 22	$21,809	$21,025	$24,814
Sep 22	$20,054	$19,075	$22,825
Oct 22	$22,014	$20,639	$25,067
Nov 22	$23,246	$21,717	$26,484
Dec 22	$22,777	$20,445	$25,957
Jan 23	$22,264	$21,853	$25,377
Feb 23	$21,717	$21,342	$24,761
Mar 23	$22,491	$21,913	$25,653
Apr 23	$23,368	$22,146	$26,664
May 23	$21,996	$22,233	$25,105
Jun 23	$22,728	$23,751	$25,950
Jul 23	$23,182	$24,602	$26,477
Aug 23	$22,287	$24,127	$25,466
Sep 23	$21,371	$22,978	$24,434
Oct 23	$21,021	$22,369	$24,042
Nov 23	$21,815	$24,455	$24,953
Dec 23	$22,148	$25,752	$25,342
Jan 24	$22,346	$26,037	$25,582
Feb 24	$22,583	$27,447	$25,858
Mar 24	$23,537	$28,332	$26,962
Apr 24	$23,274	$27,085	$24,156
May 24	$23,275	$28,365	$26,676
Jun 24	$23,012	$29,243	$26,379
Jul 24	$23,783	$29,787	$27,279
Aug 24	$24,785	$30,435	$28,436
Sep 24	$24,885	$31,065	$28,562
Oct 24	$24,089	$30,837	$25,049
Nov 24	$25,005	$32,888	$27,736
Dec 24	$23,322	$31,883	$25,880
Jan 25	$23,580	$32,889	$26,180
Feb 25	$25,144	$32,259	$26,180
Mar 25	$25,549	$30,377	$26,607
Apr 25	$25,360	$30,174	$26,419

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
8.96%	14.75%	9.75%
Russell 3000® Index...
11.40	15.12	11.68
Russell 1000 Consumer Staples RIC 22.5/45 Capped Index...
9.37	15.22	10.20

Key Fund statistics

Net Assets...
$1,502,772,016
Number of Portfolio Holdings...
59
Net Investment Advisory Fees...
$5,008,443
Portfolio Turnover Rate...
9%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The performance of the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index in this report reflects the performance of the Dow Jones U.S. Consumer Goods IndexTM through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Food, Beverage & Tobacco...
56.2%
Household & Personal Products...
25.0
Health Care Equipment & Services...
10.2
Consumer Staples Distribution & Retail...
6.6
Materials...
2.0

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Procter & Gamble Co. (The)...
15.1%
Coca-Cola Co. (The)...
11.2
Philip Morris International, Inc...
10.7
PepsiCo, Inc...
7.5
Altria Group, Inc...
4.5
Mondelez International, Inc., Class A...
4.1
McKesson Corp...
4.1
CVS Health Corp...
3.8
Colgate-Palmolive Co...
3.4
Cencora, Inc...
2.3

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Consumer Staples ETF

Annual Shareholder Report — April 30, 2025

IYK-04/25-AR

iShares U.S. Energy ETF

IYE |NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares U.S. Energy ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Energy ETF	$36	0.38%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned (10.33)%.

  For the same period, the Russell 3000® Index returned 11.40% and the Russell 1000 Energy RIC 22.5/45 Capped Index returned (9.97)%.

What contributed to performance?

Despite falling crude oil prices, oil and gas storage and transportation companies gained and contributed to the Fund’s return during the reporting period. These firms benefited from increased demand for natural gas, which is viewed as a cleaner alternative to coal and oil and is a critical component in electricity grids and industrial processes. Several firms in this segment have expanded their businesses through acquisitions and new projects, which further fueled their growth and earnings.

What detracted from performance?

Energy stocks faced several headwinds during the reporting period, causing the sector to detract from the Fund’s return. The oil and gas environment was marked by significant volatility as OPEC+, a coalition of the Organization of the Petroleum Exporting Countries and 10 non-OPEC oil-producing nations, announced production increases amid slowing energy demand in major economies, and trade uncertainty. In this landscape, the largest detractor from the Fund’s return were companies within the oil and gas exploration and production subsector. These firms were pressured by falling crude prices, which reduced profit margins and investor confidence. Also detracting were companies that operate within integrated oil and gas segment, which operate across the oil and gas value chain, suffering from volatile macroeconomic conditions and reduced profitability on refined product sales. Additionally, oil and gas refining and marketing and transportation firms detracted as refining margins shrank and demand for petroleum products weakened.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000 Energy RIC 22.5/45 Capped Index
Apr 15	$10,000	$10,000	$10,000
May 15	$9,502	$10,138	$10,250
Jun 15	$9,161	$9,969	$9,891
Jul 15	$8,409	$10,135	$9,093
Aug 15	$8,067	$9,524	$8,720
Sep 15	$7,481	$9,246	$8,079
Oct 15	$8,340	$9,976	$9,004
Nov 15	$8,307	$10,032	$8,983
Dec 15	$7,433	$9,826	$8,048
Jan 16	$7,169	$9,271	$7,754
Feb 16	$7,009	$9,268	$7,564
Mar 16	$7,684	$9,921	$8,307
Apr 16	$8,380	$9,982	$9,063
May 16	$8,281	$10,161	$8,940
Jun 16	$8,524	$10,182	$9,192
Jul 16	$8,351	$10,586	$9,039
Aug 16	$8,455	$10,613	$9,163
Sep 16	$8,728	$10,630	$9,463
Oct 16	$8,426	$10,400	$9,147
Nov 16	$9,182	$10,865	$9,969
Dec 16	$9,336	$11,077	$10,124
Jan 17	$9,023	$11,286	$9,791
Feb 17	$8,810	$11,705	$9,566
Mar 17	$8,713	$11,713	$9,466
Apr 17	$8,424	$11,837	$9,158
May 17	$8,107	$11,959	$8,819
Jun 17	$8,067	$12,066	$8,801
Jul 17	$8,260	$12,294	$9,025
Aug 17	$7,817	$12,318	$8,544
Sep 17	$8,604	$12,618	$9,424
Oct 17	$8,537	$12,893	$9,356
Nov 17	$8,708	$13,285	$9,555
Dec 17	$9,154	$13,418	$10,057
Jan 18	$9,452	$14,125	$10,367
Feb 18	$8,446	$13,604	$9,270
Mar 18	$8,620	$13,331	$9,480
Apr 18	$9,428	$13,382	$10,390
May 18	$9,752	$13,760	$10,740
Jun 18	$9,817	$13,850	$10,805
Jul 18	$9,936	$14,309	$10,955
Aug 18	$9,629	$14,812	$10,626
Sep 18	$9,884	$14,836	$10,902
Oct 18	$8,730	$13,744	$9,599
Nov 18	$8,515	$14,019	$9,373
Dec 18	$7,396	$12,714	$8,157
Jan 19	$8,241	$13,806	$9,086
Feb 19	$8,414	$14,291	$9,266
Mar 19	$8,610	$14,500	$9,469
Apr 19	$8,596	$15,079	$9,480
May 19	$7,618	$14,103	$8,392
Jun 19	$8,299	$15,094	$9,131
Jul 19	$8,118	$15,318	$8,932
Aug 19	$7,422	$15,006	$8,171
Sep 19	$7,716	$15,269	$8,733
Oct 19	$7,536	$15,598	$8,532
Nov 19	$7,646	$16,191	$8,658
Dec 19	$8,131	$16,658	$8,999
Jan 20	$7,214	$16,640	$7,982
Feb 20	$6,144	$15,278	$6,807
Mar 20	$3,950	$13,177	$4,296
Apr 20	$5,165	$14,922	$5,269
May 20	$5,253	$15,720	$5,836
Jun 20	$5,209	$16,079	$5,825
Jul 20	$4,978	$16,992	$5,595
Aug 20	$4,944	$18,223	$5,603
Sep 20	$4,220	$17,560	$4,818
Oct 20	$4,069	$17,181	$4,673
Nov 20	$5,183	$19,271	$5,963
Dec 20	$5,412	$20,138	$6,273
Jan 21	$5,620	$20,048	$6,492
Feb 21	$6,836	$20,675	$7,849
Mar 21	$7,036	$21,416	$8,048
Apr 21	$7,087	$22,520	$8,074
May 21	$7,500	$22,623	$8,542
Jun 21	$7,861	$23,181	$9,000
Jul 21	$7,215	$23,573	$8,247
Aug 21	$7,096	$24,245	$8,109
Sep 21	$7,718	$23,157	$8,809
Oct 21	$8,597	$24,723	$9,817
Nov 21	$8,190	$24,347	$9,354
Dec 21	$8,300	$25,305	$9,482
Jan 22	$9,659	$23,817	$11,036
Feb 22	$10,372	$23,217	$11,857
Mar 22	$11,363	$23,970	$12,992
Apr 22	$11,095	$21,819	$12,688
May 22	$12,770	$21,789	$14,611
Jun 22	$10,675	$19,966	$12,217
Jul 22	$11,858	$21,840	$13,576
Aug 22	$12,266	$21,025	$14,049
Sep 22	$11,141	$19,075	$12,762
Oct 22	$13,709	$20,639	$15,708
Nov 22	$13,912	$21,717	$15,949
Dec 22	$13,310	$20,445	$15,261
Jan 23	$13,630	$21,853	$15,635
Feb 23	$12,677	$21,342	$14,549
Mar 23	$12,637	$21,913	$14,507
Apr 23	$12,867	$22,146	$14,781
May 23	$11,665	$22,233	$13,406
Jun 23	$12,447	$23,751	$14,306
Jul 23	$13,423	$24,602	$15,431
Aug 23	$13,605	$24,127	$15,648
Sep 23	$13,870	$22,978	$15,955
Oct 23	$13,102	$22,369	$15,075
Nov 23	$12,998	$24,455	$14,960
Dec 23	$13,005	$25,752	$14,975
Jan 24	$12,869	$26,037	$14,821
Feb 24	$13,291	$27,447	$15,310
Mar 24	$14,648	$28,332	$16,880
Apr 24	$14,502	$27,085	$15,027
May 24	$14,559	$28,365	$16,790
Jun 24	$14,334	$29,243	$16,534
Jul 24	$14,624	$29,787	$16,874
Aug 24	$14,343	$30,435	$16,556
Sep 24	$13,935	$31,065	$16,091
Oct 24	$14,021	$30,837	$14,558
Nov 24	$15,176	$32,888	$16,261
Dec 24	$13,791	$31,883	$14,783
Jan 25	$14,078	$32,889	$15,095
Feb 25	$14,516	$32,259	$15,095
Mar 25	$15,021	$30,377	$15,621
Apr 25	$13,004	$30,174	$13,528

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
(10.33)%	20.28%	2.66%
Russell 3000® Index...
11.40	15.12	11.68
Russell 1000 Energy RIC 22.5/45 Capped Index...
(9.97)	20.76	3.07

Key Fund statistics

Net Assets...
$1,119,587,939
Number of Portfolio Holdings...
44
Net Investment Advisory Fees...
$4,897,827
Portfolio Turnover Rate...
13%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The performance of the Russell 1000 Energy RIC 22.5/45 Capped Index in this report reflects the performance of the Dow Jones U.S. Oil & Gas IndexTM through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Energy RIC 22.5/45 Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil, Gas & Consumable Fuels...
91.2%
Energy Equipment & Services...
7.6
Semiconductors & Semiconductor Equipment...
1.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
23.5%
Chevron Corp...
14.2
ConocoPhillips...
7.3
Williams Companies, Inc. (The)...
4.5
EOG Resources, Inc...
3.9
Cheniere Energy, Inc...
3.3
Kinder Morgan, Inc...
3.2
ONEOK, Inc...
3.2
Schlumberger N.V...
3.0
Marathon Petroleum Corp...
2.8

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Energy ETF

Annual Shareholder Report — April 30, 2025

IYE-04/25-AR

iShares U.S. Financial Services ETF

IYG |NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares U.S. Financial Services ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Financial Services ETF	$43	0.38%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 23.92%.

  For the same period, the S&P Total Market Index returned 11.25% and the Dow Jones U.S. Financial Services IndexTM returned 24.38%.

What contributed to performance?

Financial services stocks registered robust performance during the reporting period, significantly contributing to the Fund’s return. Overall, these firms were supported by strong earnings, growing trading volumes, and the prospects of a loosening regulatory regime under the new presidential administration. Diversified banks exhibited robust earnings, witnessing increases in advisory fees and deal-making revenues. Within the financial services segment, a multinational conglomerate holding company was supported by its long-term, value-oriented investment strategy, which focuses on well-run businesses and quality investments. The capital markets space, which includes asset management and custody banks, investment banking and brokerage, and financial exchanges and data, was further supported by increased trading activity and solid investment banking revenues. Transaction and payment processing services firms benefited from tailwinds including strong consumer spending and increased payment volume in digital transactions.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	Dow Jones U.S. Financial Services Index™
Apr 15	$10,000	$10,000	$10,000
May 15	$10,264	$10,140	$10,268
Jun 15	$10,360	$9,967	$10,368
Jul 15	$10,603	$10,132	$10,602
Aug 15	$9,859	$9,524	$9,860
Sep 15	$9,458	$9,243	$9,461
Oct 15	$10,035	$9,971	$10,044
Nov 15	$10,341	$10,027	$10,356
Dec 15	$9,986	$9,824	$10,003
Jan 16	$8,876	$9,266	$8,893
Feb 16	$8,492	$9,263	$8,510
Mar 16	$9,045	$9,915	$9,069
Apr 16	$9,515	$9,976	$9,545
May 16	$9,745	$10,155	$9,781
Jun 16	$9,021	$10,174	$9,056
Jul 16	$9,513	$10,579	$9,554
Aug 16	$10,093	$10,608	$10,141
Sep 16	$9,857	$10,627	$9,908
Oct 16	$10,114	$10,394	$10,171
Nov 16	$11,500	$10,855	$11,571
Dec 16	$11,971	$11,067	$12,050
Jan 17	$12,058	$11,282	$12,138
Feb 17	$12,695	$11,698	$12,787
Mar 17	$12,331	$11,708	$12,420
Apr 17	$12,249	$11,830	$12,343
May 17	$12,040	$11,950	$12,135
Jun 17	$12,853	$12,060	$12,959
Jul 17	$13,057	$12,288	$13,170
Aug 17	$12,869	$12,310	$12,985
Sep 17	$13,646	$12,611	$13,774
Oct 17	$14,064	$12,884	$14,203
Nov 17	$14,584	$13,275	$14,735
Dec 17	$14,894	$13,409	$15,053
Jan 18	$15,955	$14,120	$16,134
Feb 18	$15,666	$13,597	$15,846
Mar 18	$14,983	$13,328	$15,160
Apr 18	$15,009	$13,375	$15,193
May 18	$15,107	$13,753	$15,297
Jun 18	$14,900	$13,844	$15,092
Jul 18	$15,531	$14,307	$15,739
Aug 18	$15,863	$14,805	$16,081
Sep 18	$15,388	$14,828	$15,605
Oct 18	$14,520	$13,730	$14,728
Nov 18	$14,838	$14,005	$15,055
Dec 18	$13,040	$12,699	$13,233
Jan 19	$14,366	$13,792	$14,588
Feb 19	$14,924	$14,276	$15,161
Mar 19	$14,552	$14,482	$14,787
Apr 19	$15,868	$15,058	$16,133
May 19	$14,708	$14,086	$14,957
Jun 19	$15,694	$15,074	$15,966
Jul 19	$16,269	$15,295	$16,558
Aug 19	$15,540	$14,987	$15,822
Sep 19	$16,037	$15,245	$16,333
Oct 19	$16,589	$15,569	$16,901
Nov 19	$17,475	$16,158	$17,811
Dec 19	$17,953	$16,623	$18,305
Jan 20	$17,631	$16,602	$17,984
Feb 20	$15,638	$15,243	$15,955
Mar 20	$12,212	$13,138	$12,464
Apr 20	$13,733	$14,880	$14,022
May 20	$14,311	$15,679	$14,618
Jun 20	$14,265	$16,041	$14,578
Jul 20	$14,488	$16,947	$14,809
Aug 20	$15,340	$18,165	$15,681
Sep 20	$14,646	$17,496	$14,976
Oct 20	$14,348	$17,124	$14,675
Nov 20	$16,891	$19,216	$17,278
Dec 20	$18,113	$20,079	$18,534
Jan 21	$17,562	$20,014	$17,975
Feb 21	$19,788	$20,655	$20,261
Mar 21	$20,717	$21,374	$21,218
Apr 21	$22,130	$22,471	$22,674
May 21	$22,809	$22,573	$23,377
Jun 21	$22,473	$23,145	$23,039
Jul 21	$22,615	$23,543	$23,194
Aug 21	$23,229	$24,217	$23,831
Sep 21	$22,921	$23,118	$23,522
Oct 21	$24,329	$24,670	$24,975
Nov 21	$22,897	$24,307	$23,511
Dec 21	$23,609	$25,230	$24,252
Jan 22	$23,603	$23,715	$24,253
Feb 22	$22,889	$23,119	$23,525
Mar 22	$22,143	$23,868	$22,765
Apr 22	$20,012	$21,715	$20,581
May 22	$20,703	$21,672	$21,298
Jun 22	$18,277	$19,850	$18,809
Jul 22	$19,940	$21,711	$20,527
Aug 22	$19,374	$20,891	$19,951
Sep 22	$17,519	$18,944	$18,046
Oct 22	$19,718	$20,490	$20,318
Nov 22	$21,020	$21,571	$21,666
Dec 22	$19,659	$20,303	$20,269
Jan 23	$21,600	$21,719	$22,280
Feb 23	$21,048	$21,216	$21,717
Mar 23	$18,974	$21,774	$19,583
Apr 23	$19,354	$21,992	$19,982
May 23	$18,658	$22,088	$19,270
Jun 23	$19,917	$23,601	$20,577
Jul 23	$21,237	$24,451	$21,949
Aug 23	$20,368	$23,972	$21,057
Sep 23	$19,594	$22,825	$20,266
Oct 23	$18,890	$22,210	$19,544
Nov 23	$21,204	$24,294	$21,947
Dec 23	$22,797	$25,594	$23,602
Jan 24	$23,245	$25,877	$24,076
Feb 24	$24,324	$27,283	$25,202
Mar 24	$25,435	$28,165	$26,365
Apr 24	$24,340	$26,924	$25,237
May 24	$25,202	$28,201	$26,140
Jun 24	$25,062	$29,077	$26,004
Jul 24	$26,726	$29,612	$27,733
Aug 24	$27,598	$30,246	$28,644
Sep 24	$27,399	$30,868	$28,447
Oct 24	$28,429	$30,649	$29,528
Nov 24	$31,737	$32,690	$32,972
Dec 24	$30,080	$31,705	$31,261
Jan 25	$32,386	$32,677	$33,671
Feb 25	$32,356	$32,059	$33,653
Mar 25	$30,493	$30,161	$31,724
Apr 25	$30,163	$29,953	$31,390

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
23.92%	17.04%	11.67%
S&P Total Market Index...
11.25	15.02	11.59
Dow Jones U.S. Financial Services Index™...
24.38	17.49	12.12

Key Fund statistics

Net Assets...
$1,628,010,659
Number of Portfolio Holdings...
105
Net Investment Advisory Fees...
$5,728,013
Portfolio Turnover Rate...
3%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Financial Services...
70.3%
Banks...
29.7

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
16.3%
JPMorgan Chase & Co...
11.4
Visa, Inc., Class A...
9.9
Mastercard, Inc., Class A...
7.4
Bank of America Corp...
4.4
Wells Fargo & Co...
3.9
Goldman Sachs Group, Inc. (The)...
2.9
S&P Global, Inc...
2.6
American Express Co...
2.5
Morgan Stanley...
2.4

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Financial Services ETF

Annual Shareholder Report — April 30, 2025

IYG-04/25-AR

iShares U.S. Financials ETF

IYF |NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares U.S. Financials ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Financials ETF	$42	0.38%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 22.98%.

  For the same period, the Russell 3000® Index returned 11.40% and the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index returned 23.44%.

What contributed to performance?

Financials stocks registered strong performance during the reporting period, significantly contributing to the Fund’s return. Overall, these firms were supported by robust earnings, growing trading volumes, and the prospects of a loosening regulatory regime under the new presidential administration. Within the financial services segment, a multinational conglomerate holding company was supported by its long-term, value-oriented investment strategy, which focuses on well-run businesses and quality investments. The capital markets space, which includes asset management and custody banks, investment banking and brokerage, and financial exchanges and data, was further supported by increased trading activity and solid investment banking revenues. Banks exhibited robust earnings, witnessing increases in advisory fees and deal-making revenues. Insurance companies also contributed, as property and casualty firms experienced a surge in premium growth and a favorable underwriting environment.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index
Apr 15	$10,000	$10,000	$10,000
May 15	$10,180	$10,138	$11,384
Jun 15	$10,137	$9,969	$11,434
Jul 15	$10,483	$10,135	$11,766
Aug 15	$9,793	$9,524	$10,940
Sep 15	$9,547	$9,246	$10,559
Oct 15	$10,134	$9,976	$11,177
Nov 15	$10,319	$10,032	$11,468
Dec 15	$10,082	$9,826	$11,111
Jan 16	$9,256	$9,271	$10,082
Feb 16	$9,024	$9,268	$9,798
Mar 16	$9,693	$9,921	$10,459
Apr 16	$9,959	$9,982	$10,891
May 16	$10,179	$10,161	$11,176
Jun 16	$9,890	$10,182	$10,629
Jul 16	$10,268	$10,586	$11,017
Aug 16	$10,601	$10,613	$11,624
Sep 16	$10,401	$10,630	$11,361
Oct 16	$10,428	$10,400	$11,563
Nov 16	$11,344	$10,865	$13,051
Dec 16	$11,778	$11,077	$13,537
Jan 17	$11,845	$11,286	$13,600
Feb 17	$12,414	$11,705	$14,258
Mar 17	$12,132	$11,713	$13,884
Apr 17	$12,102	$11,837	$13,835
May 17	$12,016	$11,959	$13,699
Jun 17	$12,583	$12,066	$14,484
Jul 17	$12,817	$12,294	$14,766
Aug 17	$12,695	$12,318	$14,481
Sep 17	$13,173	$12,618	$15,200
Oct 17	$13,478	$12,893	$15,569
Nov 17	$13,909	$13,285	$16,132
Dec 17	$14,080	$13,418	$16,370
Jan 18	$14,723	$14,125	$17,348
Feb 18	$14,259	$13,604	$16,933
Mar 18	$13,947	$13,331	$16,409
Apr 18	$13,942	$13,382	$16,346
May 18	$14,016	$13,760	$16,209
Jun 18	$13,944	$13,850	$15,880
Jul 18	$14,489	$14,309	$16,651
Aug 18	$14,804	$14,812	$16,850
Sep 18	$14,511	$14,836	$16,468
Oct 18	$13,776	$13,744	$15,603
Nov 18	$14,218	$14,019	$16,012
Dec 18	$12,777	$12,714	$14,284
Jan 19	$13,955	$13,806	$15,549
Feb 19	$14,349	$14,291	$16,015
Mar 19	$14,257	$14,500	$15,568
Apr 19	$15,199	$15,079	$16,904
May 19	$14,437	$14,103	$15,771
Jun 19	$15,229	$15,094	$16,809
Jul 19	$15,586	$15,318	$17,257
Aug 19	$15,222	$15,006	$16,439
Sep 19	$15,667	$15,269	$17,823
Oct 19	$15,961	$15,598	$18,162
Nov 19	$16,515	$16,191	$18,803
Dec 19	$16,861	$16,658	$18,802
Jan 20	$16,744	$16,640	$18,436
Feb 20	$15,077	$15,278	$16,419
Mar 20	$11,979	$13,177	$12,874
Apr 20	$13,152	$14,922	$13,413
May 20	$13,590	$15,720	$14,568
Jun 20	$13,634	$16,079	$14,623
Jul 20	$14,075	$16,992	$15,156
Aug 20	$14,663	$18,223	$15,691
Sep 20	$14,117	$17,560	$15,086
Oct 20	$13,819	$17,181	$15,114
Nov 20	$15,828	$19,271	$17,545
Dec 20	$16,694	$20,138	$18,651
Jan 21	$16,294	$20,048	$18,360
Feb 21	$17,830	$20,675	$20,405
Mar 21	$18,743	$21,416	$21,548
Apr 21	$20,096	$22,520	$22,933
May 21	$20,660	$22,623	$23,900
Jun 21	$20,371	$23,181	$23,152
Jul 21	$20,660	$23,573	$23,128
Aug 21	$21,283	$24,245	$24,391
Sep 21	$20,825	$23,157	$23,881
Oct 21	$22,521	$24,723	$25,835
Nov 21	$21,335	$24,347	$24,482
Dec 21	$21,946	$25,305	$25,188
Jan 22	$21,857	$23,817	$25,102
Feb 22	$21,483	$23,217	$24,675
Mar 22	$21,471	$23,970	$24,669
Apr 22	$19,271	$21,819	$22,145
May 22	$19,934	$21,789	$22,915
Jun 22	$17,849	$19,966	$20,524
Jul 22	$19,143	$21,840	$22,021
Aug 22	$18,794	$21,025	$21,630
Sep 22	$17,314	$19,075	$19,934
Oct 22	$19,359	$20,639	$22,293
Nov 22	$20,615	$21,717	$23,747
Dec 22	$19,465	$20,445	$22,431
Jan 23	$20,882	$21,853	$24,070
Feb 23	$20,414	$21,342	$23,540
Mar 23	$18,458	$21,913	$21,288
Apr 23	$18,959	$22,146	$21,871
May 23	$18,202	$22,233	$21,005
Jun 23	$19,417	$23,751	$22,416
Jul 23	$20,653	$24,602	$23,849
Aug 23	$19,997	$24,127	$23,102
Sep 23	$19,534	$22,978	$22,582
Oct 23	$18,977	$22,369	$21,942
Nov 23	$21,108	$24,455	$24,417
Dec 23	$22,430	$25,752	$25,959
Jan 24	$22,882	$26,037	$26,496
Feb 24	$23,926	$27,447	$27,711
Mar 24	$25,239	$28,332	$29,247
Apr 24	$24,044	$27,085	$24,921
May 24	$25,106	$28,365	$29,106
Jun 24	$25,018	$29,243	$29,023
Jul 24	$26,773	$29,787	$31,055
Aug 24	$27,775	$30,435	$32,225
Sep 24	$27,573	$31,065	$32,001
Oct 24	$28,349	$30,837	$29,438
Nov 24	$31,544	$32,888	$32,879
Dec 24	$29,468	$31,883	$30,719
Jan 25	$31,466	$32,889	$32,819
Feb 25	$31,562	$32,259	$32,819
Mar 25	$30,169	$30,377	$31,382
Apr 25	$29,568	$30,174	$30,762

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
22.98%	17.59%	11.45%
Russell 3000® Index...
11.40	15.12	11.68
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index...
23.44	18.06	11.89

Key Fund statistics

Net Assets...
$3,322,690,648
Number of Portfolio Holdings...
141
Net Investment Advisory Fees...
$12,565,971
Portfolio Turnover Rate...
8%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The performance of the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index in this report reflects the performance of the Dow Jones U.S. Financials Index through June 23, 2019, the performance of Dow Jones U.S. Financials Capped (TR) IndexTM beginning on June 24, 2019 through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Financial Services...
47.8%
Banks...
29.3
Insurance...
22.4
Commercial & Professional Services...
0.5

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
12.6%
JPMorgan Chase & Co...
9.3
Bank of America Corp...
4.7
Wells Fargo & Co...
4.2
Goldman Sachs Group, Inc. (The)...
3.0
Progressive Corp. (The)...
3.0
S&P Global, Inc...
2.8
BlackRock, Inc...
2.4
Charles Schwab Corp. (The)...
2.4
Morgan Stanley...
2.4

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Financials ETF

Annual Shareholder Report — April 30, 2025

IYF-04/25-AR

iShares U.S. Healthcare ETF

IYH |NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares U.S. Healthcare ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Healthcare ETF	$38	0.38%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 0.87%.

  For the same period, the Russell 3000® Index returned 11.40% and the Russell 1000 Health Care RIC 22.5/45 Capped Index returned 1.24%.

What contributed to performance?

Healthcare equipment companies contributed to the Fund’s return during the reporting period. Performance was driven by increased demand for medical devices due to a rising prevalence of chronic conditions and an aging population, which require ongoing medical management. Additionally, these firms have benefited from the development of new and improved technologies, including continuous glucose monitors, robotic surgery technology, and wireless heart rhythm implants, which can improve patient outcomes and reduce healthcare costs.

What detracted from performance?

During the reporting period, managed healthcare care companies were the largest detractors from the Fund’s return amid higher-than-expected medical costs and growing policy and political uncertainty. The end of pandemic mass eligibility for Medicaid (the primary program providing comprehensive coverage of health and long-term care to low-income people in the United States) resulted in millions of disenrollments, leading to membership declines, which negatively impacted these firms. Insurers that offer Medicare Advantage (a type of Medicare-approved health plan offered by private companies) were pressured by increased healthcare utilization and associated costs, reduced government reimbursement rates and political uncertainty, also weighed on the segment. Ongoing discussions and implementation of drug pricing reforms, alongside the potential for further healthcare regulations under the new administration, created unease among investors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000 Health Care RIC 22.5/45 Capped Index
Apr 15	$10,000	$10,000	$10,000
May 15	$10,492	$10,138	$10,503
Jun 15	$10,492	$9,969	$10,494
Jul 15	$10,781	$10,135	$10,799
Aug 15	$9,933	$9,524	$9,947
Sep 15	$9,289	$9,246	$9,345
Oct 15	$9,948	$9,976	$10,011
Nov 15	$9,938	$10,032	$10,017
Dec 15	$10,072	$9,826	$10,163
Jan 16	$9,212	$9,271	$9,315
Feb 16	$9,179	$9,268	$9,287
Mar 16	$9,456	$9,921	$9,569
Apr 16	$9,736	$9,982	$9,854
May 16	$9,957	$10,161	$10,084
Jun 16	$10,016	$10,182	$10,166
Jul 16	$10,538	$10,586	$10,698
Aug 16	$10,189	$10,613	$10,347
Sep 16	$10,180	$10,630	$10,323
Oct 16	$9,511	$10,400	$9,623
Nov 16	$9,731	$10,865	$9,848
Dec 16	$9,789	$11,077	$9,911
Jan 17	$10,031	$11,286	$10,154
Feb 17	$10,674	$11,705	$10,803
Mar 17	$10,613	$11,713	$10,752
Apr 17	$10,813	$11,837	$10,932
May 17	$10,837	$11,959	$11,007
Jun 17	$11,361	$12,066	$11,515
Jul 17	$11,431	$12,294	$11,593
Aug 17	$11,679	$12,318	$11,807
Sep 17	$11,786	$12,618	$11,908
Oct 17	$11,704	$12,893	$11,825
Nov 17	$12,060	$13,285	$12,173
Dec 17	$11,972	$13,418	$12,090
Jan 18	$12,769	$14,125	$12,900
Feb 18	$12,212	$13,604	$12,335
Mar 18	$11,881	$13,331	$11,982
Apr 18	$11,995	$13,382	$12,114
May 18	$12,118	$13,760	$12,237
Jun 18	$12,316	$13,850	$12,448
Jul 18	$13,114	$14,309	$13,247
Aug 18	$13,715	$14,812	$13,839
Sep 18	$14,069	$14,836	$14,198
Oct 18	$13,054	$13,744	$13,213
Nov 18	$13,920	$14,019	$14,108
Dec 18	$12,675	$12,714	$12,905
Jan 19	$13,379	$13,806	$13,612
Feb 19	$13,556	$14,291	$13,833
Mar 19	$13,621	$14,500	$13,922
Apr 19	$13,226	$15,079	$13,514
May 19	$12,883	$14,103	$13,184
Jun 19	$13,765	$15,094	$14,090
Jul 19	$13,577	$15,318	$13,886
Aug 19	$13,464	$15,006	$13,771
Sep 19	$13,377	$15,269	$13,674
Oct 19	$14,027	$15,598	$14,342
Nov 19	$14,823	$16,191	$15,169
Dec 19	$15,313	$16,658	$15,631
Jan 20	$14,911	$16,640	$15,253
Feb 20	$13,961	$15,278	$14,302
Mar 20	$13,366	$13,177	$13,695
Apr 20	$15,136	$14,922	$15,440
May 20	$15,742	$15,720	$16,148
Jun 20	$15,405	$16,079	$15,800
Jul 20	$16,220	$16,992	$16,704
Aug 20	$16,585	$18,223	$17,091
Sep 20	$16,311	$17,560	$16,857
Oct 20	$15,756	$17,181	$16,282
Nov 20	$17,056	$19,271	$17,557
Dec 20	$17,685	$20,138	$18,246
Jan 21	$18,071	$20,048	$18,580
Feb 21	$17,724	$20,675	$18,218
Mar 21	$18,189	$21,416	$18,680
Apr 21	$18,981	$22,520	$19,506
May 21	$19,212	$22,623	$19,729
Jun 21	$19,747	$23,181	$20,319
Jul 21	$20,649	$23,573	$21,292
Aug 21	$21,162	$24,245	$21,798
Sep 21	$20,017	$23,157	$20,620
Oct 21	$20,966	$24,723	$21,603
Nov 21	$20,226	$24,347	$20,848
Dec 21	$21,823	$25,305	$22,506
Jan 22	$20,149	$23,817	$20,788
Feb 22	$19,942	$23,217	$20,578
Mar 22	$21,009	$23,970	$21,685
Apr 22	$19,903	$21,819	$20,552
May 22	$20,111	$21,789	$20,776
Jun 22	$19,635	$19,966	$20,290
Jul 22	$20,305	$21,840	$20,991
Aug 22	$19,069	$21,025	$19,719
Sep 22	$18,521	$19,075	$19,164
Oct 22	$20,244	$20,639	$20,951
Nov 22	$21,242	$21,717	$21,997
Dec 22	$20,868	$20,445	$21,615
Jan 23	$20,577	$21,853	$21,319
Feb 23	$19,646	$21,342	$20,359
Mar 23	$20,141	$21,913	$20,882
Apr 23	$20,740	$22,146	$21,505
May 23	$19,850	$22,233	$20,589
Jun 23	$20,703	$23,751	$21,485
Jul 23	$20,864	$24,602	$21,659
Aug 23	$20,778	$24,127	$21,577
Sep 23	$20,050	$22,978	$20,817
Oct 23	$19,300	$22,369	$20,045
Nov 23	$20,359	$24,455	$21,154
Dec 23	$21,296	$25,752	$22,136
Jan 24	$21,884	$26,037	$22,757
Feb 24	$22,615	$27,447	$23,524
Mar 24	$23,135	$28,332	$24,074
Apr 24	$21,952	$27,085	$22,740
May 24	$22,467	$28,365	$23,390
Jun 24	$22,927	$29,243	$23,870
Jul 24	$23,498	$29,787	$24,475
Aug 24	$24,834	$30,435	$25,874
Sep 24	$24,397	$31,065	$25,427
Oct 24	$23,308	$30,837	$24,188
Nov 24	$23,315	$32,888	$24,355
Dec 24	$21,951	$31,883	$22,941
Jan 25	$23,380	$32,889	$24,439
Feb 25	$23,524	$32,259	$24,439
Mar 25	$23,002	$30,377	$23,905
Apr 25	$22,144	$30,174	$23,021

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
0.87%	7.91%	8.27%
Russell 3000® Index...
11.40	15.12	11.68
Russell 1000 Health Care RIC 22.5/45 Capped Index...
1.24	8.32	8.70

Key Fund statistics

Net Assets...
$2,966,625,427
Number of Portfolio Holdings...
107
Net Investment Advisory Fees...
$12,494,389
Portfolio Turnover Rate...
4%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The performance of the Russell 1000 Health Care RIC 22.5/45 Capped Index in this report reflects the performance of the Dow Jones U.S. Health Care IndexTM through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Health Care RIC 22.5/45 Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Pharmaceuticals...
31.8%
Health Care Equipment & Supplies...
23.1
Biotechnology...
19.0
Health Care Providers & Services...
16.3
Life Sciences Tools & Services...
9.0
Health Care Technology...
0.8

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Eli Lilly & Co...
13.7%
UnitedHealth Group, Inc...
7.2
Johnson & Johnson...
7.2
AbbVie, Inc...
6.6
Abbott Laboratories...
4.3
Merck & Co., Inc...
4.1
Intuitive Surgical, Inc...
3.5
Thermo Fisher Scientific, Inc...
3.1
Amgen, Inc...
3.0
Boston Scientific Corp...
2.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Healthcare ETF

Annual Shareholder Report — April 30, 2025

IYH-04/25-AR

iShares U.S. Industrials ETF

IYJ |Cboe BZX Exchange

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares U.S. Industrials ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Industrials ETF	$40	0.38%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 8.42%.

  For the same period, the Russell 3000® Index returned 11.40% and the Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index returned 8.82%.

What contributed to performance?

During the reporting period, capital goods stocks in the industrials sector contributed to the Fund’s return, benefiting from significant government spending on infrastructure projects. In the aerospace and defense segment, defense stocks were supported by a landscape of geopolitical instability and ongoing conflicts which led to increased defense spending, while aerospace stocks gained amid robust growth and strong demand for engines and maintenance due to a post-pandemic recovery in air travel. Firms that provide professional services, such as human resources and research and consulting appreciated, as they help firms streamline processes and allow data driven decision making. Within the financials sector, companies that provide transaction and payment processing services were supported by strong consumer spending and increased payment volume in digital transactions.

What detracted from performance?

Transportation stocks within the industrials sector detracted from the Fund’s return during the reporting period. Air freight and logistics companies suffered from weakened demand, increased competition, and growing global economic uncertainty over trade tariffs. Among ground transportation stocks, economic uncertainty, potential tariff impacts on shipping routes, and a slowdown in order inflows negatively impacted rail transportation operators. Cargo ground transportation companies were pressured by a weakening freight market, weather disruptions, and a slowdown in manufacturing.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index
Apr 15	$10,000	$10,000	$10,000
May 15	$10,087	$10,138	$10,167
Jun 15	$9,846	$9,969	$9,960
Jul 15	$9,848	$10,135	$10,009
Aug 15	$9,310	$9,524	$9,459
Sep 15	$9,050	$9,246	$9,179
Oct 15	$9,866	$9,976	$10,032
Nov 15	$10,006	$10,032	$10,135
Dec 15	$9,693	$9,826	$9,828
Jan 16	$9,132	$9,271	$9,220
Feb 16	$9,396	$9,268	$9,473
Mar 16	$10,135	$9,921	$10,215
Apr 16	$10,283	$9,982	$10,420
May 16	$10,355	$10,161	$10,476
Jun 16	$10,440	$10,182	$10,424
Jul 16	$10,785	$10,586	$10,792
Aug 16	$10,887	$10,613	$10,911
Sep 16	$10,897	$10,630	$10,942
Oct 16	$10,642	$10,400	$10,743
Nov 16	$11,472	$10,865	$11,485
Dec 16	$11,529	$11,077	$11,559
Jan 17	$11,747	$11,286	$11,785
Feb 17	$12,136	$11,705	$12,202
Mar 17	$12,098	$11,713	$12,174
Apr 17	$12,353	$11,837	$12,410
May 17	$12,526	$11,959	$12,601
Jun 17	$12,676	$12,066	$12,773
Jul 17	$12,824	$12,294	$12,975
Aug 17	$12,890	$12,318	$13,082
Sep 17	$13,407	$12,618	$13,594
Oct 17	$13,685	$12,893	$13,923
Nov 17	$14,116	$13,285	$14,360
Dec 17	$14,293	$13,418	$14,574
Jan 18	$15,129	$14,125	$15,436
Feb 18	$14,477	$13,604	$14,860
Mar 18	$14,124	$13,331	$14,500
Apr 18	$13,782	$13,382	$14,303
May 18	$14,270	$13,760	$14,807
Jun 18	$14,026	$13,850	$14,613
Jul 18	$14,791	$14,309	$15,317
Aug 18	$15,058	$14,812	$15,721
Sep 18	$15,297	$14,836	$16,004
Oct 18	$13,666	$13,744	$14,340
Nov 18	$14,079	$14,019	$14,797
Dec 18	$12,636	$12,714	$13,319
Jan 19	$14,032	$13,806	$14,704
Feb 19	$14,953	$14,291	$15,722
Mar 19	$14,978	$14,500	$15,874
Apr 19	$15,620	$15,079	$16,611
May 19	$14,563	$14,103	$15,626
Jun 19	$15,676	$15,094	$16,783
Jul 19	$15,817	$15,318	$17,013
Aug 19	$15,480	$15,006	$16,739
Sep 19	$15,774	$15,269	$16,915
Oct 19	$15,926	$15,598	$17,080
Nov 19	$16,651	$16,191	$17,862
Dec 19	$16,708	$16,658	$18,050
Jan 20	$16,628	$16,640	$18,125
Feb 20	$15,162	$15,278	$16,523
Mar 20	$12,440	$13,177	$13,599
Apr 20	$13,813	$14,922	$14,119
May 20	$14,795	$15,720	$16,260
Jun 20	$15,133	$16,079	$16,556
Jul 20	$15,892	$16,992	$17,260
Aug 20	$16,983	$18,223	$18,669
Sep 20	$16,819	$17,560	$18,384
Oct 20	$16,535	$17,181	$17,814
Nov 20	$19,139	$19,271	$20,699
Dec 20	$19,620	$20,138	$21,354
Jan 21	$18,828	$20,048	$20,335
Feb 21	$20,090	$20,675	$21,889
Mar 21	$21,361	$21,416	$23,065
Apr 21	$22,308	$22,520	$24,302
May 21	$22,648	$22,623	$24,548
Jun 21	$22,518	$23,181	$24,505
Jul 21	$22,834	$23,573	$24,921
Aug 21	$23,224	$24,245	$25,024
Sep 21	$21,768	$23,157	$23,518
Oct 21	$22,603	$24,723	$24,428
Nov 21	$21,547	$24,347	$23,293
Dec 21	$22,941	$25,305	$24,809
Jan 22	$21,860	$23,817	$23,644
Feb 22	$21,106	$23,217	$22,829
Mar 22	$21,501	$23,970	$23,264
Apr 22	$19,911	$21,819	$21,547
May 22	$19,804	$21,789	$21,444
Jun 22	$18,026	$19,966	$19,526
Jul 22	$19,995	$21,840	$21,671
Aug 22	$19,212	$21,025	$20,831
Sep 22	$17,172	$19,075	$18,627
Oct 22	$19,319	$20,639	$20,959
Nov 22	$20,664	$21,717	$22,430
Dec 22	$19,850	$20,445	$21,548
Jan 23	$21,032	$21,853	$22,845
Feb 23	$20,592	$21,342	$22,376
Mar 23	$20,664	$21,913	$22,460
Apr 23	$20,572	$22,146	$22,363
May 23	$19,921	$22,233	$21,662
Jun 23	$21,938	$23,751	$23,860
Jul 23	$22,583	$24,602	$24,569
Aug 23	$22,237	$24,127	$24,201
Sep 23	$20,940	$22,978	$22,809
Oct 23	$20,179	$22,369	$21,990
Nov 23	$22,212	$24,455	$24,208
Dec 23	$23,794	$25,752	$25,936
Jan 24	$23,754	$26,037	$25,903
Feb 24	$25,239	$27,447	$27,531
Mar 24	$26,212	$28,332	$28,601
Apr 24	$25,057	$27,085	$26,012
May 24	$25,409	$28,365	$27,742
Jun 24	$24,974	$29,243	$27,269
Jul 24	$26,578	$29,787	$29,031
Aug 24	$27,222	$30,435	$29,759
Sep 24	$28,019	$31,065	$30,639
Oct 24	$27,891	$30,837	$29,008
Nov 24	$30,124	$32,888	$30,634
Dec 24	$28,040	$31,883	$28,521
Jan 25	$29,501	$32,889	$30,015
Feb 25	$28,834	$32,259	$30,015
Mar 25	$27,420	$30,377	$28,563
Apr 25	$27,166	$30,174	$28,307

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
8.42%	14.49%	10.51%
Russell 3000® Index...
11.40	15.12	11.68
Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index...
8.82	14.93	10.97

Key Fund statistics

Net Assets...
$1,477,885,573
Number of Portfolio Holdings...
193
Net Investment Advisory Fees...
$5,990,597
Portfolio Turnover Rate...
5%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The performance of the Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index in this report reflects the performance of the Dow Jones U.S. Industrials IndexTM through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Capital Goods...
48.7%
Financial Services...
24.8
Transportation...
7.2
Materials...
6.8
Commercial & Professional Services...
6.7
Software & Services...
3.7
Technology Hardware & Equipment...
1.4
Pharmaceuticals, Biotechnology & Life Sciences...
0.3
Consumer Durables & Apparel...
0.3
Semiconductors & Semiconductor Equipment...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Visa, Inc., Class A...
9.2%
Mastercard, Inc., Class A...
6.9
General Electric Co...
3.3
Accenture PLC, Class A...
2.9
RTX Corp...
2.6
Caterpillar, Inc...
2.3
American Express Co...
2.3
Honeywell International, Inc...
2.1
Boeing Co. (The)...
2.1
Union Pacific Corp...
2.0

⁽ᵃ⁾ Excludes money market funds.

⁽ᵇ⁾ Ten largest industries are presented. Additional industries are found in Other.

⁽ᶜ⁾Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Industrials ETF

Annual Shareholder Report — April 30, 2025

IYJ-04/25-AR

iShares U.S. Technology ETF

IYW |NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares U.S. Technology ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Technology ETF	$40	0.38%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 11.95%.

  For the same period, the Russell 3000® Index returned 11.40% and the Russell 1000 Technology RIC 22.5/45 Capped Index returned 12.39%.

What contributed to performance?

Within the information technology sector, software and services stocks were the largest contributors to the Fund’s return during the reporting period. Application software and systems software names gained as companies prioritized secure, scalable infrastructure and automation to support data-driven decision-making. This tailwind was further amplified by growing demand for integrated platforms that combine cybersecurity, artificial intelligence (“AI”), and cloud capabilities to address evolving business needs. Specifically, one company’s AI-driven solutions attracted both government and commercial clients, resulting in larger contracts and expanded adoption. Within the technology hardware and equipment segment, an innovative multinational technology company gained due to its consistently strong brand recognition and a robust ecosystem of its products and services. Semiconductor firms were also positive, as firms increased their AI outlays and data center spending.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000 Technology RIC 22.5/45 Capped Index
Apr 15	$10,000	$10,000	$10,000
May 15	$10,227	$10,138	$10,197
Jun 15	$9,769	$9,969	$9,740
Jul 15	$9,981	$10,135	$9,917
Aug 15	$9,402	$9,524	$9,344
Sep 15	$9,280	$9,246	$9,232
Oct 15	$10,238	$9,976	$10,187
Nov 15	$10,333	$10,032	$10,316
Dec 15	$10,063	$9,826	$10,052
Jan 16	$9,502	$9,271	$9,496
Feb 16	$9,381	$9,268	$9,331
Mar 16	$10,239	$9,921	$10,219
Apr 16	$9,655	$9,982	$9,597
May 16	$10,210	$10,161	$10,203
Jun 16	$9,960	$10,182	$9,962
Jul 16	$10,803	$10,586	$10,775
Aug 16	$11,034	$10,613	$11,019
Sep 16	$11,297	$10,630	$11,281
Oct 16	$11,257	$10,400	$11,269
Nov 16	$11,289	$10,865	$11,340
Dec 16	$11,440	$11,077	$11,447
Jan 17	$11,984	$11,286	$12,040
Feb 17	$12,579	$11,705	$12,609
Mar 17	$12,893	$11,713	$12,963
Apr 17	$13,186	$11,837	$13,274
May 17	$13,756	$11,959	$13,993
Jun 17	$13,364	$12,066	$13,536
Jul 17	$13,850	$12,294	$14,027
Aug 17	$14,323	$12,318	$14,581
Sep 17	$14,374	$12,618	$14,635
Oct 17	$15,487	$12,893	$15,852
Nov 17	$15,637	$13,285	$16,017
Dec 17	$15,625	$13,418	$15,961
Jan 18	$16,747	$14,125	$17,138
Feb 18	$16,821	$13,604	$17,194
Mar 18	$16,196	$13,331	$16,540
Apr 18	$16,169	$13,382	$16,430
May 18	$17,376	$13,760	$17,741
Jun 18	$17,210	$13,850	$17,531
Jul 18	$17,602	$14,309	$17,952
Aug 18	$18,890	$14,812	$19,242
Sep 18	$18,748	$14,836	$19,134
Oct 18	$17,168	$13,744	$17,464
Nov 18	$16,824	$14,019	$17,114
Dec 18	$15,475	$12,714	$15,745
Jan 19	$16,872	$13,806	$17,137
Feb 19	$17,768	$14,291	$18,038
Mar 19	$18,497	$14,500	$18,790
Apr 19	$19,741	$15,079	$20,083
May 19	$17,854	$14,103	$18,069
Jun 19	$19,255	$15,094	$19,556
Jul 19	$20,132	$15,318	$20,469
Aug 19	$19,552	$15,006	$19,978
Sep 19	$19,917	$15,269	$20,615
Oct 19	$20,672	$15,598	$21,410
Nov 19	$21,808	$16,191	$22,591
Dec 19	$22,735	$16,658	$23,357
Jan 20	$23,653	$16,640	$24,332
Feb 20	$22,052	$15,278	$22,747
Mar 20	$20,028	$13,177	$20,611
Apr 20	$22,968	$14,922	$23,479
May 20	$24,716	$15,720	$25,513
Jun 20	$26,467	$16,079	$27,236
Jul 20	$28,085	$16,992	$29,019
Aug 20	$31,365	$18,223	$32,501
Sep 20	$29,602	$17,560	$30,746
Oct 20	$28,766	$17,181	$30,056
Nov 20	$31,931	$19,271	$33,358
Dec 20	$33,539	$20,138	$34,989
Jan 21	$33,803	$20,048	$35,216
Feb 21	$34,260	$20,675	$35,764
Mar 21	$34,561	$21,416	$36,096
Apr 21	$36,646	$22,520	$38,394
May 21	$36,438	$22,623	$38,152
Jun 21	$39,217	$23,181	$40,972
Jul 21	$40,704	$23,573	$42,502
Aug 21	$42,676	$24,245	$44,484
Sep 21	$39,989	$23,157	$41,788
Oct 21	$43,573	$24,723	$45,541
Nov 21	$44,702	$24,347	$46,719
Dec 21	$45,340	$25,305	$47,403
Jan 22	$41,634	$23,817	$43,537
Feb 22	$39,582	$23,217	$41,404
Mar 22	$40,686	$23,970	$42,570
Apr 22	$35,417	$21,819	$37,070
May 22	$34,911	$21,789	$36,558
Jun 22	$31,622	$19,966	$33,122
Jul 22	$35,251	$21,840	$36,938
Aug 22	$33,147	$21,025	$34,735
Sep 22	$29,059	$19,075	$30,465
Oct 22	$30,256	$20,639	$31,732
Nov 22	$32,276	$21,717	$33,864
Dec 22	$29,563	$20,445	$31,025
Jan 23	$32,829	$21,853	$34,461
Feb 23	$33,062	$21,342	$34,719
Mar 23	$36,896	$21,913	$38,756
Apr 23	$36,979	$22,146	$38,861
May 23	$40,920	$22,233	$43,019
Jun 23	$43,309	$23,751	$45,542
Jul 23	$45,175	$24,602	$47,522
Aug 23	$44,311	$24,127	$46,639
Sep 23	$41,761	$22,978	$43,922
Oct 23	$41,291	$22,369	$43,442
Nov 23	$46,683	$24,455	$49,080
Dec 23	$48,926	$25,752	$51,466
Jan 24	$50,382	$26,037	$53,015
Feb 24	$53,199	$27,447	$55,998
Mar 24	$53,899	$28,332	$56,745
Apr 24	$51,135	$27,085	$53,056
May 24	$55,294	$28,365	$58,256
Jun 24	$60,080	$29,243	$63,330
Jul 24	$58,377	$29,787	$61,550
Aug 24	$58,997	$30,435	$62,206
Sep 24	$60,581	$31,065	$63,899
Oct 24	$60,227	$30,837	$62,624
Nov 24	$63,624	$32,888	$64,117
Dec 24	$63,709	$31,883	$64,218
Jan 25	$63,831	$32,889	$64,370
Feb 25	$61,831	$32,259	$64,370
Mar 25	$56,157	$30,377	$58,477
Apr 25	$57,243	$30,174	$59,628

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
11.95%	20.04%	19.06%
Russell 3000® Index...
11.40	15.12	11.68
Russell 1000 Technology RIC 22.5/45 Capped Index...
12.39	20.49	19.55

Key Fund statistics

Net Assets...
$17,959,922,546
Number of Portfolio Holdings...
143
Net Investment Advisory Fees...
$71,290,391
Portfolio Turnover Rate...
7%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The performance of the Russell 1000 Technology RIC 22.5/45 Capped Index in this report reflects the performance of the Dow Jones U.S. Technology Total Return Index through June 23, 2019, the performance of the Dow Jones U.S. Technology Capped IndexTM beginning on June 24, 2019 through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Technology RIC 22.5/45 Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Software...
37.5%
Semiconductors & Semiconductor Equipment...
28.2
Technology Hardware, Storage & Peripherals...
17.5
Interactive Media & Services...
8.1
IT Services...
4.8
Electronic Equipment, Instruments & Components...
1.8
Professional Services...
0.8
Hotels, Restaurants & Leisure...
0.6
Electrical Equipment...
0.3
Financial Services...
0.2
OtherFootnote Reference(b)...
0.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
16.2%
Microsoft Corp...
15.3
NVIDIA Corp...
13.3
Meta Platforms, Inc., Class A...
3.5
Broadcom, Inc...
3.4
Alphabet, Inc., Class A...
2.4
Salesforce, Inc...
2.3
Palantir Technologies, Inc., Class A...
2.3
Oracle Corp...
2.1
International Business Machines Corp...
2.1

⁽ᵃ⁾ Excludes money market funds.

⁽ᵇ⁾ Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Technology ETF

Annual Shareholder Report — April 30, 2025

IYW-04/25-AR

iShares U.S. Transportation ETF

IYT |Cboe BZX Exchange

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares U.S. Transportation ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Transportation ETF	$37	0.38%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned (4.22)%.

  For the same period, the S&P Total Market Index returned 11.25% and the S&P Transportation Select Industry FMC Capped Index returned (3.87)%.

What contributed to performance?

In the transportation sector, passenger ground transportation stocks contributed to the Fund’s return during the reporting period. A global multinational transportation company that offers a wide range of services, including ride-hailing, food delivery, and other mobility solutions, benefited from steady growth in its delivery businesses and strategic partnerships, while innovation has created a more resilient business model. Passenger airline firms were driven by a recovery of business travel, strong passenger demand, and reduced capacity, which has led to improved pricing power and earnings. Additionally, the decline in oil prices has further improved margins by reducing fuel costs for these firms.

What detracted from performance?

U.S. transportation stocks declined during the reporting period as investors grew concerned about the impact of tariffs. Worries increased that tariffs will boost prices and hurt demand for goods, and in turn, reduce volumes carried by freight companies and home package deliverers. Air freight and logistics companies detracted from the Fund’s return, suffering from weakened demand and increased competition. Among ground transportation stocks, economic uncertainty, potential tariff impacts on shipping routes, and a slowdown in order inflows negatively impacted rail transportation operators. Cargo ground transportation companies were pressured by a weakening freight market, weather disruptions, and a slowdown in manufacturing.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial investment of $10,000

	Fund	S&P Total Market Index	S&P Transportation Select Industry FMC Capped Index
Apr 15	$10,000	$10,000	$10,000
May 15	$9,686	$10,140	$9,928
Jun 15	$9,448	$9,967	$9,581
Jul 15	$9,802	$10,132	$9,885
Aug 15	$9,193	$9,524	$9,278
Sep 15	$9,140	$9,243	$9,201
Oct 15	$9,544	$9,971	$9,725
Nov 15	$9,528	$10,027	$9,605
Dec 15	$8,831	$9,824	$9,064
Jan 16	$8,115	$9,266	$8,293
Feb 16	$8,655	$9,263	$8,881
Mar 16	$9,355	$9,915	$9,496
Apr 16	$9,276	$9,976	$9,394
May 16	$9,204	$10,155	$9,241
Jun 16	$8,849	$10,174	$9,050
Jul 16	$9,284	$10,579	$9,569
Aug 16	$9,346	$10,608	$9,707
Sep 16	$9,599	$10,627	$9,933
Oct 16	$9,574	$10,394	$9,831
Nov 16	$10,697	$10,855	$11,101
Dec 16	$10,779	$11,067	$11,206
Jan 17	$10,953	$11,282	$11,349
Feb 17	$11,254	$11,698	$11,647
Mar 17	$10,894	$11,708	$11,302
Apr 17	$10,882	$11,830	$11,484
May 17	$10,992	$11,950	$11,670
Jun 17	$11,470	$12,060	$12,087
Jul 17	$11,009	$12,288	$11,581
Aug 17	$11,194	$12,310	$11,703
Sep 17	$11,910	$12,611	$12,439
Oct 17	$11,732	$12,884	$12,306
Nov 17	$12,383	$13,275	$13,137
Dec 17	$12,819	$13,409	$13,601
Jan 18	$13,234	$14,120	$13,960
Feb 18	$12,551	$13,597	$13,128
Mar 18	$12,560	$13,328	$13,197
Apr 18	$12,610	$13,375	$13,160
May 18	$13,037	$13,753	$13,720
Jun 18	$12,544	$13,844	$13,195
Jul 18	$13,427	$14,307	$14,169
Aug 18	$13,726	$14,805	$14,581
Sep 18	$13,814	$14,828	$14,791
Oct 18	$12,374	$13,730	$13,258
Nov 18	$13,182	$14,005	$14,181
Dec 18	$11,175	$12,699	$12,127
Jan 19	$12,251	$13,792	$13,356
Feb 19	$12,788	$14,276	$13,913
Mar 19	$12,720	$14,482	$13,817
Apr 19	$13,256	$15,058	$14,431
May 19	$11,936	$14,086	$13,091
Jun 19	$12,830	$15,074	$14,006
Jul 19	$13,123	$15,295	$14,529
Aug 19	$12,444	$14,987	$13,746
Sep 19	$12,741	$15,245	$13,800
Oct 19	$12,913	$15,569	$13,990
Nov 19	$13,366	$16,158	$14,510
Dec 19	$13,428	$16,623	$14,715
Jan 20	$13,012	$16,602	$14,424
Feb 20	$11,594	$15,243	$12,779
Mar 20	$9,556	$13,138	$10,737
Apr 20	$10,350	$14,880	$10,506
May 20	$11,002	$15,679	$12,471
Jun 20	$11,259	$16,041	$12,785
Jul 20	$12,263	$16,947	$13,676
Aug 20	$13,733	$18,165	$15,411
Sep 20	$13,794	$17,496	$15,433
Oct 20	$13,646	$17,124	$14,931
Nov 20	$15,263	$19,216	$17,356
Dec 20	$15,340	$20,079	$17,594
Jan 21	$14,820	$20,014	$16,827
Feb 21	$16,332	$20,655	$18,544
Mar 21	$17,931	$21,374	$20,057
Apr 21	$18,801	$22,471	$20,866
May 21	$19,197	$22,573	$21,345
Jun 21	$18,143	$23,145	$20,346
Jul 21	$17,496	$23,543	$19,623
Aug 21	$17,661	$24,217	$19,818
Sep 21	$17,008	$23,118	$19,089
Oct 21	$18,939	$24,670	$21,265
Nov 21	$18,210	$24,307	$20,452
Dec 21	$19,381	$25,230	$21,777
Jan 22	$18,103	$23,715	$20,343
Feb 22	$18,187	$23,119	$20,447
Mar 22	$18,966	$23,868	$21,331
Apr 22	$17,074	$21,715	$19,206
May 22	$16,366	$21,672	$18,413
Jun 22	$15,007	$19,850	$16,887
Jul 22	$16,417	$21,711	$18,477
Aug 22	$16,102	$20,891	$18,130
Sep 22	$13,909	$18,944	$15,661
Oct 22	$15,028	$20,490	$16,925
Nov 22	$16,507	$21,571	$18,600
Dec 22	$15,174	$20,303	$17,100
Jan 23	$16,496	$21,719	$18,595
Feb 23	$16,451	$21,216	$18,549
Mar 23	$16,249	$21,774	$18,325
Apr 23	$15,848	$21,992	$17,879
May 23	$15,907	$22,088	$17,953
Jun 23	$17,864	$23,601	$20,170
Jul 23	$19,097	$24,451	$21,569
Aug 23	$17,864	$23,972	$20,176
Sep 23	$16,778	$22,825	$18,955
Oct 23	$15,638	$22,210	$17,673
Nov 23	$17,556	$24,294	$19,852
Dec 23	$18,896	$25,594	$21,374
Jan 24	$18,598	$25,877	$21,043
Feb 24	$20,264	$27,283	$22,934
Mar 24	$20,339	$28,165	$23,024
Apr 24	$18,579	$26,924	$19,655
May 24	$18,536	$28,201	$21,001
Jun 24	$18,957	$29,077	$21,485
Jul 24	$19,111	$29,612	$21,662
Aug 24	$19,488	$30,246	$22,098
Sep 24	$20,018	$30,868	$22,704
Oct 24	$20,130	$30,649	$21,340
Nov 24	$21,709	$32,690	$22,914
Dec 24	$19,674	$31,705	$20,777
Jan 25	$20,430	$32,677	$21,580
Feb 25	$20,334	$32,059	$21,580
Mar 25	$18,704	$30,161	$19,854
Apr 25	$17,795	$29,953	$18,894

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
(4.22)%	11.45%	5.93%
S&P Total Market Index...
11.25	15.02	11.59
S&P Transportation Select Industry FMC Capped Index...
(3.87)	12.45	6.57

Key Fund statistics

Net Assets...
$554,179,023
Number of Portfolio Holdings...
47
Net Investment Advisory Fees...
$2,668,131
Portfolio Turnover Rate...
15%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

The performance of the S&P Transportation Select Industry FMC Capped Index in this report reflects the performance of the Dow Jones Transportation Average IndexTM through July 18, 2021 and, beginning on July 19, 2021, the performance of the S&P Transportation Select Industry FMC Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Ground Transportation...
65.5%
Air Freight & Logistics...
16.9
Passenger Airlines...
15.8
Marine Transportation...
1.8

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Uber Technologies, Inc...
22.8%
Union Pacific Corp...
17.6
United Parcel Service, Inc., Class B...
6.6
Norfolk Southern Corp...
4.6
CSX Corp...
4.5
Old Dominion Freight Line, Inc...
4.4
Delta Air Lines, Inc...
4.4
United Airlines Holdings, Inc...
4.3
FedEx Corp...
4.1
Southwest Airlines Co...
3.1

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Transportation ETF

Annual Shareholder Report — April 30, 2025

IYT-04/25-AR

iShares U.S. Utilities ETF

IDU |NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares U.S. Utilities ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Utilities ETF	$42	0.38%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 21.65%.

  For the same period, the Russell 3000® Index returned 11.40% and the Russell 1000 Utilities RIC 22.5/45 Capped Index returned 22.14%.

What contributed to performance?

Utilities stocks experienced strong performance during the reporting period, driven primarily by a substantial rise in electricity demand. This increase in power consumption was largely fueled by the rapid expansion of data centers and the accelerated adoption of artificial intelligence (“AI”) technologies, both of which require significant computational power and energy. As AI workloads and data-intensive processes grew, electric utilities stocks were the largest contributors to the Fund’s return. The convergence of AI, cloud computing, and data increased the load on energy grids, creating tailwinds for companies that generate, transmit, and distribute electricity. Additionally, firms within the multi-utilities subsector, which offer a combination of electric, gas, and sometimes water services, also gained. These companies benefited from increased electricity consumption tied to the rapid expansion of data centers, which require reliable and scalable energy infrastructure to operate efficiently. Among independent power producers and energy traders, an integrated retail electricity and power generation company benefited from its portfolio of nuclear and natural gas power plants, which are seen as efficient and reliable sources of power for data centers.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial investment of $10,000

	Fund	Russell 3000® Index	Russell 1000 Utilities RIC 22.5/45 Capped Index
Apr 15	$10,000	$10,000	$10,000
May 15	$10,040	$10,138	$10,429
Jun 15	$9,422	$9,969	$9,812
Jul 15	$9,962	$10,135	$10,347
Aug 15	$9,614	$9,524	$9,935
Sep 15	$9,891	$9,246	$10,151
Oct 15	$10,059	$9,976	$10,320
Nov 15	$9,860	$10,032	$10,096
Dec 15	$10,046	$9,826	$10,288
Jan 16	$10,535	$9,271	$10,736
Feb 16	$10,726	$9,268	$10,938
Mar 16	$11,604	$9,921	$11,842
Apr 16	$11,361	$9,982	$11,598
May 16	$11,535	$10,161	$11,808
Jun 16	$12,400	$10,182	$12,699
Jul 16	$12,289	$10,586	$12,574
Aug 16	$11,610	$10,613	$11,923
Sep 16	$11,662	$10,630	$11,982
Oct 16	$11,751	$10,400	$12,080
Nov 16	$11,183	$10,865	$11,570
Dec 16	$11,705	$11,077	$12,108
Jan 17	$11,853	$11,286	$12,231
Feb 17	$12,440	$11,705	$12,856
Mar 17	$12,428	$11,713	$12,853
Apr 17	$12,516	$11,837	$12,930
May 17	$13,019	$11,959	$13,407
Jun 17	$12,685	$12,066	$13,102
Jul 17	$13,006	$12,294	$13,427
Aug 17	$13,407	$12,318	$13,815
Sep 17	$13,055	$12,618	$13,513
Oct 17	$13,563	$12,893	$14,018
Nov 17	$13,941	$13,285	$14,365
Dec 17	$13,105	$13,418	$13,642
Jan 18	$12,684	$14,125	$13,338
Feb 18	$12,176	$13,604	$12,819
Mar 18	$12,662	$13,331	$13,258
Apr 18	$12,965	$13,382	$13,515
May 18	$12,896	$13,760	$13,457
Jun 18	$13,212	$13,850	$13,776
Jul 18	$13,444	$14,309	$14,089
Aug 18	$13,587	$14,812	$14,249
Sep 18	$13,529	$14,836	$14,191
Oct 18	$13,692	$13,744	$14,367
Nov 18	$14,211	$14,019	$14,898
Dec 18	$13,618	$12,714	$14,270
Jan 19	$14,109	$13,806	$14,890
Feb 19	$14,653	$14,291	$15,527
Mar 19	$15,069	$14,500	$15,988
Apr 19	$15,206	$15,079	$16,220
May 19	$15,054	$14,103	$16,018
Jun 19	$15,546	$15,094	$16,610
Jul 19	$15,492	$15,318	$16,526
Aug 19	$16,235	$15,006	$17,237
Sep 19	$16,895	$15,269	$18,389
Oct 19	$16,748	$15,598	$18,230
Nov 19	$16,403	$16,191	$17,860
Dec 19	$16,935	$16,658	$17,995
Jan 20	$17,969	$16,640	$19,157
Feb 20	$16,143	$15,278	$17,260
Mar 20	$14,526	$13,177	$15,385
Apr 20	$14,995	$14,922	$15,339
May 20	$15,619	$15,720	$16,694
Jun 20	$14,870	$16,079	$15,939
Jul 20	$15,949	$16,992	$17,113
Aug 20	$15,538	$18,223	$16,771
Sep 20	$15,612	$17,560	$16,895
Oct 20	$16,352	$17,181	$17,566
Nov 20	$16,624	$19,271	$17,945
Dec 20	$16,754	$20,138	$18,064
Jan 21	$16,560	$20,048	$17,812
Feb 21	$15,624	$20,675	$16,825
Mar 21	$17,261	$21,416	$18,629
Apr 21	$17,942	$22,520	$19,431
May 21	$17,512	$22,623	$19,056
Jun 21	$17,161	$23,181	$18,721
Jul 21	$17,821	$23,573	$19,466
Aug 21	$18,473	$24,245	$20,188
Sep 21	$17,362	$23,157	$19,029
Oct 21	$18,308	$24,723	$20,075
Nov 21	$17,978	$24,347	$19,720
Dec 21	$19,563	$25,305	$21,455
Jan 22	$18,806	$23,817	$20,628
Feb 22	$18,393	$23,217	$20,178
Mar 22	$20,232	$23,970	$22,203
Apr 22	$19,471	$21,819	$21,375
May 22	$20,193	$21,789	$22,178
Jun 22	$19,142	$19,966	$21,029
Jul 22	$20,295	$21,840	$22,301
Aug 22	$20,439	$21,025	$22,470
Sep 22	$18,234	$19,075	$20,055
Oct 22	$18,569	$20,639	$20,432
Nov 22	$19,873	$21,717	$21,873
Dec 22	$19,606	$20,445	$21,585
Jan 23	$19,263	$21,853	$21,213
Feb 23	$18,189	$21,342	$20,040
Mar 23	$19,091	$21,913	$21,039
Apr 23	$19,442	$22,146	$21,435
May 23	$18,348	$22,233	$20,234
Jun 23	$18,760	$23,751	$20,696
Jul 23	$19,098	$24,602	$21,077
Aug 23	$17,943	$24,127	$19,809
Sep 23	$17,006	$22,978	$18,786
Oct 23	$17,250	$22,369	$19,062
Nov 23	$18,171	$24,455	$20,084
Dec 23	$18,616	$25,752	$20,582
Jan 24	$18,156	$26,037	$20,081
Feb 24	$18,589	$27,447	$20,570
Mar 24	$19,827	$28,332	$21,946
Apr 24	$20,060	$27,085	$20,820
May 24	$21,695	$28,365	$24,028
Jun 24	$20,691	$29,243	$22,923
Jul 24	$21,863	$29,787	$24,231
Aug 24	$22,900	$30,435	$25,390
Sep 24	$24,165	$31,065	$26,801
Oct 24	$23,966	$30,837	$24,925
Nov 24	$24,991	$32,888	$26,583
Dec 24	$22,942	$31,883	$24,415
Jan 25	$23,734	$32,889	$25,266
Feb 25	$24,267	$32,259	$25,266
Mar 25	$24,325	$30,377	$25,338
Apr 25	$24,404	$30,174	$25,430

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
21.65%	10.23%	9.33%
Russell 3000® Index...
11.40	15.12	11.68
Russell 1000 Utilities RIC 22.5/45 Capped Index...
22.14	10.64	9.78

Key Fund statistics

Net Assets...
$1,433,961,701
Number of Portfolio Holdings...
46
Net Investment Advisory Fees...
$5,059,714
Portfolio Turnover Rate...
4%

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The performance of the Russell 1000 Utilities RIC 22.5/45 Capped Index in this report reflects the performance of the Dow Jones Utilities IndexTM through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Utilities RIC 22.5/45 Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Electric Utilities...
56.0%
Multi-Utilities...
23.1
Commercial Services & Supplies...
11.0
Independent Power and Renewable Electricity Producers...
4.1
Gas Utilities...
3.0
Water Utilities...
2.8

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NextEra Energy, Inc...
9.7%
Southern Co. (The)...
7.1
Duke Energy Corp...
6.7
Waste Management, Inc...
6.6
Constellation Energy Corp...
5.0
American Electric Power Co., Inc...
4.1
Republic Services, Inc...
3.6
Sempra...
3.3
Exelon Corp...
3.3
Dominion Energy, Inc...
3.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Utilities ETF

Annual Shareholder Report — April 30, 2025

IDU-04/25-AR

(b)     Not Applicable
Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.
Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the fourteen series of the registrant for which the fiscal year-end is April 30, 2025 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $186,200 for the fiscal year ended April 30, 2024 and $186,200 for the fiscal year ended April 30, 2025.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended April 30, 2024 and April 30, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $135,800 for the fiscal year ended April 30, 2024 and $135,800 for the fiscal year ended April 30, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended April 30, 2024 and April 30, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.
(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $135,800 for the fiscal year ended April 30, 2024 and $135,800 for the fiscal year ended April 30, 2025.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i)    Not Applicable
               (j)    Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
John E. Martinez

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2025
2025 Annual Financial Statements and
Additional Information
iShares Trust
iShares Dow Jones U.S. ETF | IYY | NYSE Arca
iShares ESG MSCI KLD 400 ETF | DSI | NYSE Arca
iShares MSCI USA ESG Select ETF | SUSA | NYSE Arca
iShares U.S. Basic Materials ETF | IYM | NYSE Arca
iShares U.S. Consumer Discretionary ETF | IYC | NYSE Arca
iShares U.S. Consumer Staples ETF | IYK | NYSE Arca
iShares U.S. Energy ETF | IYE | NYSE Arca
iShares U.S. Financial Services ETF | IYG | NYSE Arca
iShares U.S. Financials ETF | IYF | NYSE Arca
iShares U.S. Healthcare ETF | IYH | NYSE Arca
iShares U.S. Industrials ETF | IYJ | Cboe BZX Exchange
iShares U.S. Technology ETF | IYW | NYSE Arca
iShares U.S. Transportation ETF | IYT | Cboe BZX Exchange
iShares U.S. Utilities ETF | IDU | NYSE Arca

Table of Contents
Page

Important Tax Information
(unaudited)
................................................................................................. 107
Additional Information .................................................................................................... 108
Glossary of Terms Used in these Financial Statements ................................................................................ 109

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .1%
ATI, Inc.
(a)
.............................. 6,041 $ 328,510
Axon Enterprise, Inc.
(a)
..................... 3,065 1,879,764
Boeing Co. (The)
(a)
........................ 31,790 5,825,200
BWX Technologies, Inc. .................... 3,954 431,460
Curtiss-Wright Corp. ....................... 1,627 561,136
General Dynamics Corp. .................... 10,754 2,926,378
General Electric Co. ....................... 45,488 9,167,652
HEICO Corp. ........................... 1,669 418,519
HEICO Corp. , Class A ...................... 3,112 625,294
Hexcel Corp. ............................ 3,612 175,074
Howmet Aerospace, Inc. .................... 17,147 2,376,231
Huntington Ingalls Industries, Inc. .............. 1,701 391,808
L3Harris Technologies, Inc. .................. 8,057 1,772,701
Lockheed Martin Corp. ..................... 8,920 4,261,530
Northrop Grumman Corp. ................... 5,789 2,816,349
RTX Corp. ............................. 56,518 7,128,615
Textron, Inc. ............................ 7,956 559,864
TransDigm Group, Inc. ..................... 2,376 3,357,454
Woodward, Inc. .......................... 2,476 464,423
45,467,962
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 4,946 441,282
Expeditors International of Washington, Inc. ....... 5,947 653,635
FedEx Corp. ............................ 9,391 1,975,209
GXO Logistics, Inc.
(a) (b)
..................... 4,976 180,330
United Parcel Service, Inc. , Class B ............ 31,117 2,965,450
6,215,906
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 9,951 567,804
Autoliv, Inc. ............................. 3,142 292,929
BorgWarner, Inc. ......................... 9,095 258,116
Gentex Corp. ........................... 9,756 212,486
Lear Corp. ............................. 2,254 193,280
Mobileye Global, Inc. , Class A
(a) (b)
.............. 3,229 47,079
1,571,694
a
Automobiles  —  1 .7%
Ford Motor Co. .......................... 164,302 1,644,663
General Motors Co. ....................... 42,170 1,907,771
Harley-Davidson, Inc. ...................... 5,004 112,190
Lucid Group, Inc.
(a) (b)
....................... 48,054 120,615
Rivian Automotive, Inc. , Class A
(a) (b)
............. 30,221 412,819
Tesla, Inc.
(a)
............................. 118,728 33,500,292
Thor Industries, Inc. ....................... 2,302 166,711
37,865,061
a
Banks  —  3 .4%
Bank of America Corp. ..................... 281,216 11,214,894
Bank OZK ............................. 4,493 191,402
BOK Financial Corp. ....................... 953 88,791
Citigroup, Inc. ........................... 79,557 5,440,108
Citizens Financial Group, Inc. ................ 18,487 681,985
Comerica, Inc. ........................... 5,597 300,839
Commerce Bancshares, Inc. ................. 5,389 327,328
Cullen/Frost Bankers, Inc. ................... 2,689 313,188
East West Bancorp, Inc. .................... 5,772 493,795
Fifth Third Bancorp ....................... 28,156 1,011,927
First Citizens BancShares, Inc. , Class A .......... 491 873,558
First Financial Bankshares, Inc. ............... 5,320 178,273
First Horizon Corp. ........................ 22,552 407,740
FNB Corp. ............................. 15,012 196,507
Security Shares Value
a
Banks (continued)
Glacier Bancorp, Inc. ...................... 4,768 $ 194,344
Home BancShares, Inc. .................... 7,896 219,114
Huntington Bancshares, Inc. ................. 61,001 886,345
JPMorgan Chase & Co. .................... 118,632 29,019,760
KeyCorp ............................... 41,970 622,835
M&T Bank Corp. ......................... 7,015 1,190,866
Pinnacle Financial Partners, Inc. ............... 3,264 327,183
PNC Financial Services Group, Inc. (The) ........ 16,738 2,689,629
Popular, Inc. ............................ 3,201 305,439
Prosperity Bancshares, Inc. .................. 3,973 269,767
Regions Financial Corp. .................... 38,638 788,602
SouthState Corp. ......................... 4,160 361,005
Synovus Financial Corp. .................... 6,192 268,237
TFS Financial Corp. ....................... 2,217 28,732
Truist Financial Corp. ...................... 56,151 2,152,829
U.S. Bancorp ........................... 65,943 2,660,141
UMB Financial Corp. ...................... 2,885 272,834
United Bankshares, Inc. .................... 5,759 197,476
Valley National Bancorp .................... 19,850 170,710
Webster Financial Corp. .................... 7,455 352,621
Wells Fargo & Co. ........................ 139,390 9,898,084
Western Alliance Bancorp ................... 4,579 319,202
Wintrust Financial Corp. .................... 2,788 309,942
Zions Bancorp NA ........................ 6,227 280,028
75,506,060
a
Beverages  —  1 .2%
Brown-Forman Corp. , Class A ................ 2,297 79,499
Brown-Forman Corp. , Class B , NVS ............ 7,720 268,965
Celsius Holdings, Inc.
(a)
..................... 6,815 238,252
Coca-Cola Co. (The) ...................... 164,365 11,924,681
Coca-Cola Consolidated, Inc. ................. 252 341,664
Constellation Brands, Inc. , Class A ............. 6,654 1,247,891
Keurig Dr Pepper, Inc. ..................... 50,596 1,750,116
Molson Coors Beverage Co. , Class B ........... 7,457 429,001
Monster Beverage Corp.
(a)
................... 29,812 1,792,298
National Beverage Corp. .................... 1,017 45,155
PepsiCo, Inc. ........................... 58,116 7,879,367
25,996,889
a
Biotechnology  —  2 .0%
AbbVie, Inc. ............................ 74,909 14,614,746
Alkermes PLC
(a) (b)
......................... 7,015 201,821
Alnylam Pharmaceuticals, Inc.
(a)
............... 5,468 1,439,396
Amgen, Inc. ............................ 22,823 6,639,667
Apellis Pharmaceuticals, Inc.
(a)
................ 4,485 86,157
Arrowhead Pharmaceuticals, Inc.
(a)
............. 5,287 73,436
Biogen, Inc.
(a)
........................... 6,213 752,270
BioMarin Pharmaceutical, Inc.
(a)
............... 8,009 510,093
Blueprint Medicines Corp.
(a) (b)
................. 2,680 239,860
CRISPR Therapeutics AG
(a) (b)
................. 3,626 140,217
Denali Therapeutics, Inc.
(a) (b)
................. 5,366 89,344
Exact Sciences Corp.
(a)
..................... 7,703 351,565
Exelixis, Inc.
(a)
........................... 12,105 473,911
Gilead Sciences, Inc. ...................... 52,822 5,627,656
Halozyme Therapeutics, Inc.
(a)
................ 5,258 322,946
Incyte Corp.
(a)
........................... 6,778 424,709
Insmed, Inc.
(a) (b)
.......................... 7,603 547,416
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 6,884 211,408
Moderna, Inc.
(a)
.......................... 14,214 405,668
Natera, Inc.
(a) (b)
.......................... 5,589 843,548
Neurocrine Biosciences, Inc.
(a)
................ 4,340 467,375
Regeneron Pharmaceuticals, Inc. .............. 4,450 2,664,482
Roivant Sciences Ltd.
(a) (b)
................... 18,519 215,191

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Biotechnology (continued)
Sarepta Therapeutics, Inc.
(a)
................. 4,114 $ 256,714
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 3,862 150,541
United Therapeutics Corp.
(a)
.................. 1,895 574,355
Vaxcyte, Inc.
(a)
........................... 4,759 170,563
Vertex Pharmaceuticals, Inc.
(a)
................ 10,902 5,554,569
44,049,624
a
Broadline Retail  —  3 .5%
Amazon.com, Inc.
(a)
....................... 400,176 73,800,458
eBay, Inc. .............................. 20,282 1,382,421
Etsy, Inc.
(a)
............................. 5,048 219,487
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 2,616 277,584
75,679,950
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 5,000 339,300
Advanced Drainage Systems, Inc. ............. 2,932 332,753
Allegion PLC ............................ 3,740 520,608
Armstrong World Industries, Inc. ............... 1,926 279,308
Builders FirstSource, Inc.
(a)
.................. 4,941 591,092
Carlisle Companies, Inc. .................... 1,891 717,597
Carrier Global Corp. ....................... 34,227 2,140,557
Fortune Brands Innovations, Inc. .............. 5,205 280,133
Johnson Controls International PLC ............ 27,977 2,347,270
Lennox International, Inc. ................... 1,342 733,738
Masco Corp. ............................ 9,194 557,248
Owens Corning .......................... 3,673 534,091
Simpson Manufacturing Co., Inc. .............. 1,816 279,101
Trane Technologies PLC .................... 9,518 3,648,345
Trex Co., Inc.
(a)
.......................... 4,735 273,778
UFP Industries, Inc. ....................... 2,588 255,824
Zurn Elkay Water Solutions Corp. .............. 6,121 207,869
14,038,612
a
Capital Markets  —  3 .4%
Affiliated Managers Group, Inc. ............... 1,266 209,688
Ameriprise Financial, Inc. ................... 4,109 1,935,421
Ares Management Corp. , Class A .............. 7,982 1,217,495
Bank of New York Mellon Corp. (The) ........... 30,418 2,445,911
BlackRock, Inc.
(c)
......................... 6,163 5,634,584
Blackstone, Inc. .......................... 31,021 4,085,776
Blue Owl Capital, Inc. , Class A ................ 21,916 406,104
Carlyle Group, Inc. (The) .................... 9,102 351,701
Cboe Global Markets, Inc. ................... 4,419 980,134
Charles Schwab Corp. (The) ................. 72,480 5,899,872
CME Group, Inc. , Class A ................... 15,315 4,243,480
Coinbase Global, Inc. , Class A
(a)
............... 8,906 1,806,938
Evercore, Inc. , Class A ..................... 1,515 311,014
FactSet Research Systems, Inc. ............... 1,632 705,383
Franklin Resources, Inc. .................... 12,778 239,715
Goldman Sachs Group, Inc. (The) ............. 13,225 7,241,349
Hamilton Lane, Inc. , Class A ................. 1,693 261,552
Houlihan Lokey, Inc. , Class A ................. 2,263 366,787
Interactive Brokers Group, Inc. , Class A .......... 4,531 778,652
Intercontinental Exchange, Inc. ............... 24,428 4,103,171
Invesco Ltd. ............................ 19,101 266,077
Janus Henderson Group PLC ................ 5,562 184,714
Jefferies Financial Group, Inc. ................ 6,889 321,923
KKR & Co., Inc. .......................... 28,616 3,269,950
Lazard, Inc. ............................ 4,775 185,748
LPL Financial Holdings, Inc. .................. 3,359 1,074,175
MarketAxess Holdings, Inc. .................. 1,599 354,322
Moody's Corp. ........................... 6,598 2,989,686
Morgan Stanley .......................... 52,460 6,054,933
Morningstar, Inc. ......................... 1,118 318,317
Security Shares Value
a
Capital Markets (continued)
MSCI, Inc. ............................. 3,291 $ 1,793,957
Nasdaq, Inc. ............................ 17,625 1,343,201
Northern Trust Corp. ....................... 8,331 782,947
Raymond James Financial, Inc. ............... 7,787 1,067,131
Robinhood Markets, Inc. , Class A
(a)
............. 30,117 1,479,046
S&P Global, Inc. ......................... 13,350 6,675,668
SEI Investments Co. ....................... 4,205 329,209
State Street Corp. ........................ 12,342 1,087,330
Stifel Financial Corp. ...................... 4,235 362,897
T Rowe Price Group, Inc. ................... 9,310 824,401
TPG, Inc. , Class A ........................ 3,715 172,562
Tradeweb Markets, Inc. , Class A ............... 4,953 685,000
Virtu Financial, Inc. , Class A .................. 3,326 130,213
74,978,134
a
Chemicals  —  1 .3%
Air Products and Chemicals, Inc. .............. 9,434 2,557,463
Albemarle Corp. ......................... 4,988 292,047
Ashland, Inc. ............................ 1,987 108,073
Axalta Coating Systems Ltd.
(a)
................ 9,417 306,053
Celanese Corp. .......................... 4,636 206,348
CF Industries Holdings, Inc. .................. 7,521 589,421
Chemours Co. (The) ....................... 6,332 78,390
Corteva, Inc. ............................ 29,016 1,798,702
Dow, Inc. .............................. 29,518 902,956
DuPont de Nemours, Inc. ................... 17,909 1,181,815
Eastman Chemical Co. ..................... 4,958 381,766
Ecolab, Inc. ............................ 10,740 2,700,358
Element Solutions, Inc. ..................... 9,695 197,875
FMC Corp. ............................. 5,367 224,985
Huntsman Corp. ......................... 6,559 87,300
International Flavors & Fragrances, Inc. .......... 10,868 852,703
Linde PLC ............................. 20,159 9,136,664
LyondellBasell Industries N.V. , Class A .......... 10,895 634,198
Mosaic Co. (The) ......................... 13,135 399,304
NewMarket Corp. ......................... 302 185,821
Olin Corp. .............................. 4,970 107,451
PPG Industries, Inc. ....................... 9,807 1,067,590
RPM International, Inc. ..................... 5,483 585,310
Scotts Miracle-Gro Co. (The) , Class A ........... 1,696 85,444
Sherwin-Williams Co. (The) .................. 9,848 3,475,556
Westlake Corp. .......................... 1,348 124,596
28,268,189
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 14,548 3,079,521
Clean Harbors, Inc.
(a)
...................... 2,157 461,469
Copart, Inc.
(a)
........................... 37,183 2,269,278
MSA Safety, Inc. ......................... 1,699 267,457
RB Global, Inc. .......................... 7,705 775,893
Republic Services, Inc. ..................... 8,612 2,159,459
Rollins, Inc. ............................. 11,899 679,790
Tetra Tech, Inc. .......................... 11,470 357,749
Veralto Corp. ............................ 10,486 1,005,607
Waste Management, Inc. .................... 15,483 3,613,113
14,669,336
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 43,783 3,602,027
Ciena Corp.
(a)
........................... 5,962 400,408
Cisco Systems, Inc. ....................... 169,064 9,760,065
F5, Inc.
(a)
.............................. 2,515 665,821
Juniper Networks, Inc. ..................... 14,179 514,981
Lumentum Holdings, Inc.
(a)
.................. 2,939 173,519
Motorola Solutions, Inc. .................... 7,110 3,131,173

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Communications Equipment (continued)
Ubiquiti, Inc. ............................ 183 $ 59,740
18,307,734
a
Construction & Engineering  —  0 .2%
AECOM ............................... 5,742 566,448
API Group Corp.
(a)
........................ 10,160 384,353
Comfort Systems USA, Inc. .................. 1,512 601,096
EMCOR Group, Inc. ....................... 1,973 790,581
Everus Construction Group, Inc.
(a)
.............. 2,163 87,039
Fluor Corp.
(a)
............................ 7,268 253,580
MasTec, Inc.
(a)
........................... 2,520 320,846
Quanta Services, Inc. ...................... 6,232 1,824,044
Valmont Industries, Inc. ..................... 822 241,027
WillScot Holdings Corp. , Class A .............. 8,155 204,854
5,273,868
a
Construction Materials  —  0 .3%
CRH PLC .............................. 28,707 2,739,222
Eagle Materials, Inc. ....................... 1,416 320,568
Martin Marietta Materials, Inc. ................ 2,594 1,359,204
Vulcan Materials Co. ...................... 5,603 1,469,835
5,888,829
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 11,689 381,763
American Express Co. ..................... 23,553 6,274,755
Capital One Financial Corp. .................. 16,132 2,907,954
Credit Acceptance Corp.
(a) (b)
.................. 262 127,704
Discover Financial Services .................. 10,690 1,952,742
FirstCash Holdings, Inc. .................... 1,647 220,632
OneMain Holdings, Inc. ..................... 5,192 244,388
SLM Corp. ............................. 9,430 272,621
SoFi Technologies, Inc.
(a) (b)
.................. 45,057 563,663
Synchrony Financial ....................... 16,358 849,798
13,796,020
a
Consumer Staples Distribution & Retail  —  2 .2%
Albertsons Companies, Inc. , Class A ............ 17,076 375,331
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 5,509 647,638
Casey's General Stores, Inc. ................. 1,577 729,505
Costco Wholesale Corp. .................... 18,835 18,731,408
Dollar General Corp. ...................... 9,402 880,873
Dollar Tree, Inc.
(a)
......................... 8,573 701,014
Kroger Co. (The) ......................... 28,187 2,035,383
Maplebear, Inc.
(a)
......................... 6,978 278,352
Performance Food Group Co.
(a)
............... 6,503 524,532
Sprouts Farmers Market, Inc.
(a)
................ 4,315 737,865
Sysco Corp. ............................ 20,871 1,490,189
Target Corp. ............................ 19,491 1,884,780
U.S. Foods Holding Corp.
(a)
.................. 9,861 647,473
Walgreens Boots Alliance, Inc. ................ 30,257 331,919
Walmart, Inc. ............................ 184,052 17,899,057
47,895,319
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 96,800 890,560
AptarGroup, Inc. ......................... 2,884 432,456
Avery Dennison Corp. ...................... 3,438 588,276
Ball Corp. .............................. 12,887 669,351
Crown Holdings, Inc. ...................... 5,091 490,416
Graphic Packaging Holding Co. ............... 12,927 327,182
International Paper Co. ..................... 22,117 1,010,304
Packaging Corp. of America ................. 3,762 698,265
Sealed Air Corp. ......................... 5,661 156,017
Silgan Holdings, Inc. ....................... 3,478 179,639
Smurfit WestRock PLC ..................... 20,945 880,109
Security Shares Value
a
Containers & Packaging (continued)
Sonoco Products Co. ...................... 4,135 $ 169,535
6,492,110
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 5,924 696,366
LKQ Corp. ............................. 11,333 433,034
Pool Corp. ............................. 1,597 468,145
1,597,545
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 17,101 137,150
Bright Horizons Family Solutions, Inc.
(a)
.......... 2,467 309,411
Duolingo, Inc. , Class A
(a) (b)
................... 1,599 622,778
Grand Canyon Education, Inc.
(a)
............... 1,222 217,968
H&R Block, Inc. .......................... 6,016 363,186
Service Corp. International .................. 6,274 501,293
2,151,786
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 9,168 572,450
a
Diversified Telecommunication Services  —  0 .8%
AT&T, Inc. .............................. 304,378 8,431,271
Frontier Communications Parent, Inc.
(a)
.......... 9,362 339,372
Iridium Communications, Inc. ................. 5,289 127,624
Liberty Global Ltd. , Class A
(a)
................. 7,345 80,428
Liberty Global Ltd. , Class C , NVS
(a)
............. 6,792 77,021
Verizon Communications, Inc. ................ 178,607 7,869,424
16,925,140
a
Electric Utilities  —  1 .6%
ALLETE, Inc. ........................... 2,462 161,236
Alliant Energy Corp. ....................... 10,938 667,656
American Electric Power Co., Inc. .............. 22,599 2,448,376
Constellation Energy Corp. .................. 13,257 2,962,144
Duke Energy Corp. ....................... 32,933 4,018,485
Edison International ....................... 16,284 871,357
Entergy Corp. ........................... 18,205 1,514,110
Evergy, Inc. ............................. 9,644 666,400
Eversource Energy ....................... 15,513 922,713
Exelon Corp. ............................ 42,520 1,994,188
FirstEnergy Corp. ........................ 21,756 932,897
IDACORP, Inc. .......................... 2,319 273,851
NextEra Energy, Inc. ...................... 87,297 5,838,423
NRG Energy, Inc. ......................... 8,626 945,237
OGE Energy Corp. ........................ 8,438 382,917
PG&E Corp. ............................ 92,562 1,529,124
Pinnacle West Capital Corp. ................. 4,738 450,963
Portland General Electric Co. ................. 4,504 189,709
PPL Corp. ............................. 31,106 1,135,369
Southern Co. (The) ....................... 46,590 4,281,155
TXNM Energy, Inc. ........................ 3,700 196,840
Xcel Energy, Inc. ......................... 24,312 1,718,858
34,102,008
a
Electrical Equipment  —  0 .9%
Acuity, Inc. ............................. 1,262 307,436
AMETEK, Inc. ........................... 9,833 1,667,480
Eaton Corp. PLC ......................... 16,734 4,925,988
Emerson Electric Co. ...................... 23,900 2,512,129
EnerSys ............................... 1,721 149,039
GE Vernova, Inc. ......................... 11,683 4,332,290
Generac Holdings, Inc.
(a) (b)
................... 2,533 289,724
Hubbell, Inc. ............................ 2,247 816,065
NEXTracker, Inc. , Class A
(a)
.................. 6,090 247,315
nVent Electric PLC ........................ 7,122 391,069

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Electrical Equipment (continued)
Regal Rexnord Corp. ...................... 2,870 $ 303,761
Rockwell Automation, Inc. ................... 4,794 1,187,378
Sensata Technologies Holding PLC ............ 6,455 138,137
Sunrun, Inc.
(a)
........................... 9,061 62,430
Vertiv Holdings Co. , Class A ................. 16,174 1,380,936
18,711,177
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 51,327 3,949,613
Arrow Electronics, Inc.
(a)
.................... 2,320 258,355
Avnet, Inc. ............................. 3,546 166,627
CDW Corp. ............................. 5,597 898,654
Cognex Corp. ........................... 7,320 199,836
Coherent Corp.
(a)
......................... 6,507 418,530
Corning, Inc. ............................ 32,830 1,456,995
Crane NXT Co. .......................... 1,977 92,761
Fabrinet
(a)
.............................. 1,536 314,972
Flex Ltd.
(a)
.............................. 16,213 556,755
IPG Photonics Corp.
(a)
..................... 1,336 80,013
Jabil, Inc. .............................. 4,642 680,332
Keysight Technologies, Inc.
(a) (b)
................ 7,425 1,079,595
Littelfuse, Inc. ........................... 1,032 188,144
TD SYNNEX Corp. ........................ 3,301 365,751
TE Connectivity PLC ...................... 12,666 1,854,049
Teledyne Technologies, Inc.
(a)
................. 1,978 921,807
Trimble, Inc.
(a)
........................... 10,366 644,143
Vontier Corp. ............................ 6,398 203,520
Zebra Technologies Corp. , Class A
(a)
............ 2,169 542,944
14,873,396
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 41,943 1,484,782
ChampionX Corp. ........................ 8,333 201,075
Halliburton Co. .......................... 37,379 740,852
Noble Corp. PLC , Class A ................... 5,827 126,679
NOV, Inc. .............................. 16,342 189,731
Schlumberger N.V. ........................ 59,711 1,985,391
TechnipFMC PLC ........................ 18,378 517,708
Transocean Ltd.
(a) (b)
....................... 32,070 68,309
Weatherford International PLC ................ 3,108 128,671
5,443,198
a
Entertainment  —  1 .7%
Electronic Arts, Inc. ....................... 10,202 1,480,208
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 979 78,859
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 9,360 829,951
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 828 57,944
Liberty Media Corp.-Liberty Live , Series C , NVS
(a)
... 1,938 138,586
Live Nation Entertainment, Inc.
(a) (b)
............. 6,651 880,925
Madison Square Garden Sports Corp. , Class A
(a)
.... 731 140,769
Netflix, Inc.
(a)
............................ 18,152 20,542,981
ROBLOX Corp. , Class A
(a)
................... 23,099 1,548,788
Roku, Inc. , Class A
(a)
...................... 5,257 358,422
Take-Two Interactive Software, Inc.
(a)
............ 6,939 1,619,007
TKO Group Holdings, Inc. , Class A ............. 2,822 459,732
Walt Disney Co. (The) ..................... 76,738 6,979,321
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 93,631 811,781
Warner Music Group Corp. , Class A ............ 5,858 178,376
36,105,650
a
Financial Services  —  4 .8%
Affirm Holdings, Inc. , Class A
(a)
................ 10,618 528,352
Apollo Global Management, Inc. ............... 19,091 2,605,540
Berkshire Hathaway, Inc. , Class B
(a)
............ 77,768 41,469,786
Security Shares Value
a
Financial Services (continued)
Block, Inc. , Class A
(a) (b)
..................... 23,698 $ 1,385,622
Corpay, Inc.
(a)
........................... 2,947 958,865
Equitable Holdings, Inc. .................... 12,390 612,685
Essent Group Ltd. ........................ 4,735 269,564
Euronet Worldwide, Inc.
(a) (b)
.................. 1,751 173,524
Fidelity National Information Services, Inc. ........ 22,449 1,770,777
Fiserv, Inc.
(a)
............................ 24,180 4,462,903
Global Payments, Inc. ..................... 10,494 800,797
Jack Henry & Associates, Inc. ................ 3,097 537,113
Mastercard, Inc. , Class A .................... 34,559 18,940,405
MGIC Investment Corp. .................... 11,004 274,110
PayPal Holdings, Inc.
(a) (b)
.................... 41,925 2,760,342
Radian Group, Inc. ........................ 6,751 215,627
Rocket Companies, Inc. , Class A
(b)
............. 5,760 74,362
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 3,134 256,361
Toast, Inc. , Class A
(a)
...................... 17,976 639,586
UWM Holdings Corp. , Class A ................ 5,378 25,277
Visa, Inc. , Class A ........................ 73,118 25,262,269
Voya Financial, Inc. ....................... 4,307 254,974
Western Union Co. (The) ................... 11,401 112,984
WEX, Inc.
(a) (b)
............................ 1,476 192,426
104,584,251
a
Food Products  —  0 .7%
Archer-Daniels-Midland Co. .................. 20,298 969,230
Bunge Global SA ......................... 5,921 466,101
Conagra Brands, Inc. ...................... 20,202 499,191
Darling Ingredients, Inc.
(a)
................... 6,700 215,673
Flowers Foods, Inc. ....................... 7,992 140,579
General Mills, Inc. ........................ 23,627 1,340,596
Hershey Co. (The) ........................ 6,239 1,043,098
Hormel Foods Corp. ....................... 12,164 363,704
Ingredion, Inc. ........................... 2,674 355,161
J M Smucker Co. (The) ..................... 4,513 524,727
Kellanova .............................. 11,335 938,198
Kraft Heinz Co. (The) ...................... 37,467 1,090,290
Lamb Weston Holdings, Inc. ................. 6,124 323,408
Lancaster Colony Corp. .................... 864 140,642
McCormick & Co., Inc. , NVS ................. 10,712 821,182
Mondelez International, Inc. , Class A ............ 54,822 3,735,023
Pilgrim's Pride Corp. ....................... 1,537 83,889
Post Holdings, Inc.
(a)
....................... 2,082 235,620
The Campbell's Company ................... 8,529 310,967
Tyson Foods, Inc. , Class A .................. 12,011 735,554
14,332,833
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 6,766 1,086,823
MDU Resources Group, Inc. ................. 8,648 148,227
National Fuel Gas Co. ..................... 4,012 308,041
New Jersey Resources Corp. ................. 4,182 204,667
ONE Gas, Inc. ........................... 2,444 191,878
Southwest Gas Holdings, Inc. ................ 2,530 182,691
Spire, Inc. .............................. 2,516 192,575
UGI Corp. .............................. 8,983 294,553
2,609,455
a
Ground Transportation  —  0 .9%
Avis Budget Group, Inc.
(a)
................... 846 78,365
CSX Corp. ............................. 81,565 2,289,530
JB Hunt Transport Services, Inc. .............. 3,352 437,704
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,887 269,764
Landstar System, Inc. ...................... 1,496 200,689
Lyft, Inc. , Class A
(a)
........................ 15,173 188,145
Norfolk Southern Corp. ..................... 9,644 2,160,738

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Ground Transportation (continued)
Old Dominion Freight Line, Inc. ............... 8,007 $ 1,227,313
Saia, Inc.
(a)
............................. 1,104 269,376
Uber Technologies, Inc.
(a)
................... 88,536 7,172,301
U-Haul Holding Co.
(a) (b)
..................... 416 25,538
U-Haul Holding Co. , Series N , NVS ............. 4,188 229,503
Union Pacific Corp. ....................... 25,658 5,533,404
XPO, Inc.
(a) (b)
............................ 4,983 528,796
20,611,166
a
Health Care Equipment & Supplies  —  2 .3%
Abbott Laboratories ....................... 73,563 9,618,362
Align Technology, Inc.
(a)
..................... 2,966 514,008
Baxter International, Inc. .................... 21,427 667,880
Becton Dickinson & Co. .................... 12,170 2,520,285
Boston Scientific Corp.
(a)
.................... 62,544 6,433,901
Cooper Companies, Inc. (The)
(a)
............... 8,396 685,701
Dentsply Sirona, Inc. ...................... 8,497 118,108
Dexcom, Inc.
(a)
.......................... 16,537 1,180,411
Edwards Lifesciences Corp.
(a)
................ 24,971 1,885,061
GE HealthCare Technologies, Inc. ............. 19,319 1,358,705
Globus Medical, Inc. , Class A
(a)
............... 4,919 353,037
Haemonetics Corp.
(a)
...................... 2,123 133,791
Hologic, Inc.
(a)
........................... 9,729 566,228
IDEXX Laboratories, Inc.
(a)
................... 3,476 1,503,891
Inspire Medical Systems, Inc.
(a)
............... 1,246 197,342
Insulet Corp.
(a)
........................... 2,934 740,219
Intuitive Surgical, Inc.
(a)
..................... 15,127 7,802,507
Masimo Corp.
(a)
.......................... 1,863 299,868
Medtronic PLC .......................... 54,457 4,615,775
Penumbra, Inc.
(a)
......................... 1,675 490,507
ResMed, Inc. ........................... 6,199 1,466,621
Solventum Corp.
(a)
........................ 5,907 390,571
STERIS PLC ............................ 4,200 943,908
Stryker Corp. ........................... 14,552 5,441,284
Teleflex, Inc. ............................ 1,971 270,126
Zimmer Biomet Holdings, Inc. ................ 8,355 860,983
51,059,080
a
Health Care Providers & Services  —  2 .1%
Acadia Healthcare Co., Inc.
(a)
................. 4,002 93,647
Cardinal Health, Inc. ....................... 10,309 1,456,559
Cencora, Inc. ........................... 7,315 2,140,881
Centene Corp.
(a)
......................... 21,375 1,279,294
Chemed Corp. ........................... 646 375,655
Cigna Group (The) ........................ 11,604 3,945,824
CVS Health Corp. ........................ 53,253 3,552,508
DaVita, Inc.
(a)
............................ 1,958 277,155
Elevance Health, Inc. ...................... 9,799 4,121,263
Encompass Health Corp. ................... 4,270 499,547
Ensign Group, Inc. (The) .................... 2,404 310,092
Guardant Health, Inc.
(a)
..................... 5,536 261,465
HCA Healthcare, Inc. ...................... 7,577 2,614,671
HealthEquity, Inc.
(a)
........................ 3,709 317,935
Henry Schein, Inc.
(a)
....................... 5,210 338,494
Humana, Inc. ........................... 5,140 1,347,914
Labcorp Holdings, Inc. ..................... 3,510 845,945
McKesson Corp. ......................... 5,311 3,785,628
Molina Healthcare, Inc.
(a)
.................... 2,415 789,729
Option Care Health, Inc.
(a)
................... 6,950 224,555
Quest Diagnostics, Inc. ..................... 4,660 830,505
Tenet Healthcare Corp.
(a)
.................... 4,070 581,807
UnitedHealth Group, Inc. .................... 39,046 16,065,086
Universal Health Services, Inc. , Class B ......... 2,560 453,299
46,509,458
a
Security Shares Value
a
Health Care REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 6,677 $ 485,151
Healthcare Realty Trust, Inc. , Class A ........... 14,458 224,533
Healthpeak Properties, Inc. .................. 29,732 530,419
Omega Healthcare Investors, Inc. .............. 12,091 472,153
Sabra Health Care REIT, Inc. ................. 10,107 180,410
Ventas, Inc. ............................ 18,527 1,298,372
Welltower, Inc. ........................... 25,822 3,940,179
7,131,217
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a)
.................... 5,657 321,770
Veeva Systems, Inc. , Class A
(a)
............... 6,347 1,483,231
1,805,001
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 30,308 427,949
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a)
...................... 18,329 2,234,672
Aramark ............................... 11,194 374,215
Booking Holdings, Inc. ..................... 1,405 7,164,488
Boyd Gaming Corp. ....................... 2,678 185,157
Caesars Entertainment, Inc.
(a) (b)
............... 9,170 248,140
Carnival Corp.
(a)
.......................... 43,980 806,593
Cava Group, Inc.
(a)
........................ 3,439 317,867
Chipotle Mexican Grill, Inc.
(a)
................. 57,690 2,914,499
Choice Hotels International, Inc.
(b)
.............. 893 112,616
Churchill Downs, Inc. ...................... 3,119 281,989
Darden Restaurants, Inc. ................... 5,038 1,010,824
Domino's Pizza, Inc. ....................... 1,491 731,142
DoorDash, Inc. , Class A
(a)
................... 14,378 2,773,372
DraftKings, Inc. , Class A
(a)
................... 20,623 686,540
Dutch Bros, Inc. , Class A
(a)
.................. 4,832 288,664
Expedia Group, Inc. ....................... 5,153 808,660
Flutter Entertainment PLC
(a)
.................. 7,528 1,814,173
Hilton Worldwide Holdings, Inc. ............... 10,196 2,298,994
Hyatt Hotels Corp. , Class A .................. 1,886 212,515
Las Vegas Sands Corp. .................... 15,002 550,123
Light & Wonder, Inc.
(a)
...................... 3,756 320,687
Marriott International, Inc. , Class A ............. 9,743 2,324,485
McDonald's Corp. ........................ 30,423 9,724,712
MGM Resorts International
(a)
................. 9,798 308,245
Norwegian Cruise Line Holdings Ltd.
(a)
........... 18,252 292,580
Planet Fitness, Inc. , Class A
(a)
................ 3,476 328,795
Royal Caribbean Cruises Ltd. ................ 10,472 2,250,538
Starbucks Corp. .......................... 48,143 3,853,847
Texas Roadhouse, Inc. ..................... 2,776 460,705
Vail Resorts, Inc. ......................... 1,632 227,174
Viking Holdings Ltd.
(a)
...................... 3,862 158,458
Wendy's Co. (The) ........................ 6,990 87,375
Wingstop, Inc. ........................... 1,245 328,543
Wyndham Hotels & Resorts, Inc. .............. 3,350 285,755
Wynn Resorts Ltd. ........................ 3,855 309,595
Yum! Brands, Inc. ........................ 11,782 1,772,484
48,849,221
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 12,020 1,518,607
Garmin Ltd. ............................. 6,520 1,218,392
Lennar Corp. , Class A ...................... 10,074 1,094,137
Lennar Corp. , Class B ..................... 529 54,683
Mohawk Industries, Inc.
(a)
................... 2,300 244,605
Newell Brands, Inc. ....................... 18,272 87,340
NVR, Inc.
(a)
............................. 128 912,096
PulteGroup, Inc. ......................... 8,593 881,470

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Household Durables (continued)
SharkNinja, Inc.
(a)
......................... 2,794 $ 224,917
Somnigroup International, Inc. ................ 8,104 494,830
Toll Brothers, Inc. ......................... 4,301 433,842
TopBuild Corp.
(a)
......................... 1,273 376,502
Whirlpool Corp. .......................... 2,288 174,529
7,715,950
a
Household Products  —  1 .1%
Church & Dwight Co., Inc. ................... 10,458 1,038,898
Clorox Co. (The) ......................... 5,198 739,675
Colgate-Palmolive Co. ..................... 34,425 3,173,641
Kimberly-Clark Corp. ...................... 14,055 1,852,168
Procter & Gamble Co. (The) ................. 99,507 16,176,853
Reynolds Consumer Products, Inc. ............. 2,516 57,868
23,039,103
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 30,276 302,760
Clearway Energy, Inc. , Class A ................ 1,432 39,165
Clearway Energy, Inc. , Class C ............... 3,377 99,081
Talen Energy Corp.
(a)
...................... 1,948 418,976
Vistra Corp. ............................ 14,403 1,867,061
2,727,043
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 23,003 3,195,347
Honeywell International, Inc. ................. 27,633 5,816,746
9,012,093
a
Industrial REITs  —  0 .3%
Americold Realty Trust, Inc. .................. 11,339 219,296
EastGroup Properties, Inc. .................. 2,202 359,851
First Industrial Realty Trust, Inc. ............... 5,637 268,209
Lineage, Inc.
(b)
........................... 2,449 118,115
Prologis, Inc. ............................ 39,325 4,019,015
Rexford Industrial Realty, Inc. ................ 9,352 309,551
STAG Industrial, Inc. ...................... 7,744 255,784
5,549,821
a
Insurance  —  2 .4%
Aflac, Inc. .............................. 21,159 2,299,560
Allstate Corp. (The) ....................... 11,274 2,236,649
American Financial Group, Inc. ............... 3,059 387,453
American International Group, Inc. ............. 25,148 2,050,065
Aon PLC , Class A ........................ 9,152 3,247,038
Arch Capital Group Ltd. .................... 15,770 1,430,024
Arthur J Gallagher & Co. .................... 10,780 3,457,038
Assurant, Inc. ........................... 2,225 428,846
Axis Capital Holdings Ltd. ................... 3,382 325,754
Brown & Brown, Inc. ....................... 9,988 1,104,673
Chubb Ltd. ............................. 15,865 4,538,659
Cincinnati Financial Corp. ................... 6,683 930,340
CNA Financial Corp. ....................... 1,148 55,288
Enstar Group Ltd.
(a)
....................... 548 183,257
Erie Indemnity Co. , Class A , NVS .............. 1,054 377,985
Everest Group Ltd. ........................ 1,861 667,783
F&G Annuities & Life, Inc. ................... 909 31,642
Fidelity National Financial, Inc. ................ 10,715 686,296
First American Financial Corp. ................ 4,250 258,442
Globe Life, Inc. .......................... 3,554 438,350
Hanover Insurance Group, Inc. (The) ........... 1,527 253,635
Hartford Insurance Group, Inc. (The) ............ 12,250 1,502,707
Kemper Corp. ........................... 2,452 144,962
Kinsale Capital Group, Inc. .................. 935 406,968
Lincoln National Corp. ..................... 6,391 203,681
Loews Corp. ............................ 7,488 650,183
Security Shares Value
a
Insurance (continued)
Markel Group, Inc.
(a)
....................... 551 $ 1,002,049
Marsh & McLennan Companies, Inc. ............ 20,855 4,702,177
MetLife, Inc. ............................ 24,625 1,855,986
Old Republic International Corp. ............... 10,093 379,497
Primerica, Inc. ........................... 1,404 367,946
Principal Financial Group, Inc. ................ 9,044 670,613
Progressive Corp. (The) .................... 24,840 6,998,422
Prudential Financial, Inc. .................... 15,143 1,555,338
Reinsurance Group of America, Inc. ............ 2,749 514,915
RenaissanceRe Holdings Ltd. ................ 2,086 504,666
RLI Corp. .............................. 3,446 255,038
Ryan Specialty Holdings, Inc. , Class A ........... 4,556 298,464
Selective Insurance Group, Inc. ............... 2,521 219,907
Travelers Companies, Inc. (The) ............... 9,591 2,533,271
Unum Group ............................ 6,971 541,368
W R Berkley Corp. ........................ 12,837 920,285
White Mountains Insurance Group Ltd.
(b)
......... 102 180,280
Willis Towers Watson PLC ................... 4,230 1,301,994
53,099,494
a
Interactive Media & Services  —  5 .7%
Alphabet, Inc. , Class A ..................... 247,480 39,299,824
Alphabet, Inc. , Class C , NVS ................. 200,573 32,270,190
IAC, Inc.
(a)
.............................. 2,905 101,501
Match Group, Inc. ........................ 10,767 319,349
Meta Platforms, Inc. , Class A ................. 92,912 51,008,688
Pinterest, Inc. , Class A
(a)
.................... 25,539 646,647
Reddit, Inc. , Class A
(a)
...................... 4,522 527,129
Snap, Inc. , Class A , NVS
(a) (b)
................. 44,605 355,056
ZoomInfo Technologies, Inc.
(a)
................ 10,810 92,534
124,620,918
a
IT Services  —  1 .4%
Accenture PLC , Class A .................... 26,510 7,930,467
Akamai Technologies, Inc.
(a)
.................. 6,445 519,338
Amdocs Ltd. ............................ 4,860 430,499
ASGN, Inc.
(a)
............................ 1,974 99,450
Cloudflare, Inc. , Class A
(a) (b)
.................. 13,143 1,587,412
Cognizant Technology Solutions Corp. , Class A ..... 20,981 1,543,572
DXC Technology Co.
(a)
..................... 7,644 118,635
EPAM Systems, Inc.
(a)
...................... 2,363 370,778
Gartner, Inc.
(a)
........................... 3,267 1,375,668
GoDaddy, Inc. , Class A
(a)
.................... 5,979 1,126,025
International Business Machines Corp. .......... 39,221 9,484,422
MongoDB, Inc. , Class A
(a)
................... 3,092 532,350
Okta, Inc. , Class A
(a)
....................... 6,887 772,446
Snowflake, Inc. , Class A
(a)
................... 13,990 2,231,265
Twilio, Inc. , Class A
(a)
...................... 6,494 628,035
VeriSign, Inc.
(a)
.......................... 3,470 978,956
29,729,318
a
Leisure Products  —  0 .0%
Brunswick Corp. ......................... 2,860 131,703
Hasbro, Inc. ............................ 5,534 342,555
Mattel, Inc.
(a)
............................ 14,715 233,821
Polaris, Inc. ............................. 2,302 78,176
YETI Holdings, Inc.
(a)
...................... 3,632 103,693
889,948
a
Life Sciences Tools & Services  —  0 .9%
Agilent Technologies, Inc. ................... 12,167 1,309,169
Avantor, Inc.
(a) (b)
.......................... 29,169 378,905
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 816 199,169
Bio-Techne Corp. ......................... 6,826 343,689
Bruker Corp. ............................ 4,688 187,801

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.
(a)
..... 2,165 $ 256,812
Danaher Corp. .......................... 27,197 5,421,178
Illumina, Inc.
(a)
........................... 6,728 522,093
IQVIA Holdings, Inc.
(a)
...................... 7,091 1,099,602
Medpace Holdings, Inc.
(a) (b)
.................. 1,077 332,136
Mettler-Toledo International, Inc.
(a)
............. 902 965,654
Repligen Corp.
(a)
......................... 2,200 303,578
Revvity, Inc. ............................ 5,187 484,622
Sotera Health Co.
(a) (b)
...................... 6,403 73,635
Thermo Fisher Scientific, Inc. ................. 16,212 6,954,948
Waters Corp.
(a)
.......................... 2,494 867,239
West Pharmaceutical Services, Inc. ............ 3,032 640,631
20,340,861
a
Machinery  —  1 .7%
AGCO Corp. ............................ 2,672 226,666
Allison Transmission Holdings, Inc. ............. 3,612 333,171
Caterpillar, Inc. .......................... 20,257 6,264,882
Chart Industries, Inc.
(a) (b)
.................... 1,754 236,755
CNH Industrial N.V. ....................... 37,037 428,518
Crane Co. .............................. 2,015 324,375
Cummins, Inc. ........................... 5,784 1,699,571
Deere & Co. ............................ 10,768 4,991,614
Donaldson Co., Inc. ....................... 5,091 334,631
Dover Corp. ............................ 5,855 999,156
Flowserve Corp. ......................... 5,622 254,283
Fortive Corp. ............................ 14,596 1,017,195
Gates Industrial Corp. PLC
(a)
................. 9,758 184,621
Graco, Inc. ............................. 7,153 583,756
IDEX Corp. ............................. 3,206 557,748
Illinois Tool Works, Inc. ..................... 11,378 2,729,696
Ingersoll Rand, Inc. ....................... 17,133 1,292,342
ITT, Inc. ............................... 3,429 469,842
Lincoln Electric Holdings, Inc. ................ 2,348 413,718
Middleby Corp. (The)
(a)
..................... 2,257 300,971
Mueller Industries, Inc. ..................... 4,811 353,897
Nordson Corp. ........................... 2,285 433,167
Oshkosh Corp. .......................... 2,853 238,967
Otis Worldwide Corp. ...................... 16,999 1,636,494
PACCAR, Inc. ........................... 22,299 2,011,593
Parker-Hannifin Corp. ...................... 5,454 3,299,997
Pentair PLC ............................ 7,119 645,907
RBC Bearings, Inc.
(a)
...................... 1,325 435,355
Snap-on, Inc. ........................... 2,259 708,897
Stanley Black & Decker, Inc. ................. 6,499 390,070
Timken Co. (The) ......................... 2,804 180,157
Toro Co. (The) ........................... 4,460 304,529
Westinghouse Air Brake Technologies Corp. ....... 7,262 1,341,582
Xylem, Inc. ............................. 10,295 1,241,268
36,865,391
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 2,544 245,165
a
Media  —  0 .5%
Charter Communications, Inc. , Class A
(a) (b)
........ 4,059 1,590,560
Comcast Corp. , Class A .................... 159,847 5,466,767
Fox Corp. , Class A , NVS .................... 9,514 473,702
Fox Corp. , Class B ........................ 5,327 246,321
Interpublic Group of Companies, Inc. (The) ....... 15,615 392,249
Liberty Broadband Corp. , Series A
(a)
............ 714 63,581
Liberty Broadband Corp. , Series C , NVS
(a)
........ 4,820 435,680
New York Times Co. (The) , Class A ............. 6,751 351,457
News Corp. , Class A , NVS .................. 16,424 445,419
News Corp. , Class B ...................... 4,945 155,372
Security Shares Value
a
Media (continued)
Nexstar Media Group, Inc. ................... 1,275 $ 190,816
Omnicom Group, Inc. ...................... 8,372 637,611
Paramount Global , Class A
(b)
................. 376 8,520
Paramount Global , Class B , NVS .............. 25,244 296,365
Sirius XM Holdings, Inc. .................... 9,357 200,427
Trade Desk, Inc. (The) , Class A
(a)
.............. 19,087 1,023,636
11,978,483
a
Metals & Mining  —  0 .4%
Alcoa Corp. ............................. 11,082 271,842
Anglogold Ashanti PLC ..................... 18,064 761,578
Cleveland-Cliffs, Inc.
(a) (b)
.................... 19,804 163,185
Commercial Metals Co. ..................... 4,899 218,201
Freeport-McMoRan, Inc. .................... 60,794 2,190,408
Newmont Corp. .......................... 48,182 2,538,228
Nucor Corp. ............................ 9,905 1,182,360
Reliance, Inc. ........................... 2,334 672,729
Royal Gold, Inc. .......................... 2,778 507,568
Steel Dynamics, Inc. ....................... 6,093 790,323
United States Steel Corp. ................... 9,354 408,863
9,705,285
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 37,498 331,107
Annaly Capital Management, Inc. .............. 24,933 488,687
Rithm Capital Corp. ....................... 21,419 239,465
Starwood Property Trust, Inc. ................. 13,518 259,410
1,318,669
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 11,375 1,128,855
Black Hills Corp. ......................... 3,161 192,505
CenterPoint Energy, Inc. .................... 27,827 1,079,131
CMS Energy Corp. ........................ 12,634 930,494
Consolidated Edison, Inc. ................... 14,672 1,654,268
Dominion Energy, Inc. ...................... 35,634 1,937,777
DTE Energy Co. ......................... 8,713 1,193,681
NiSource, Inc. ........................... 19,763 772,931
Public Service Enterprise Group, Inc. ........... 21,097 1,686,283
Sempra ............................... 27,009 2,005,958
WEC Energy Group, Inc. .................... 13,490 1,477,425
14,059,308
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 6,174 393,469
Cousins Properties, Inc. .................... 7,084 195,093
Kilroy Realty Corp. ........................ 4,489 141,449
Vornado Realty Trust ...................... 6,728 237,364
967,375
a
Oil, Gas & Consumable Fuels  —  2 .9%
Antero Resources Corp.
(a)
................... 12,493 435,131
APA Corp. ............................. 15,355 238,617
Cheniere Energy, Inc. ...................... 9,495 2,194,389
Chevron Corp. ........................... 70,914 9,648,559
Chord Energy Corp. ....................... 2,627 237,034
Civitas Resources, Inc. ..................... 3,950 107,638
ConocoPhillips .......................... 54,074 4,819,075
Coterra Energy, Inc. ....................... 31,113 764,135
Devon Energy Corp. ....................... 27,813 845,793
Diamondback Energy, Inc. ................... 7,949 1,049,347
DT Midstream, Inc. ........................ 4,310 418,932
EOG Resources, Inc. ...................... 23,767 2,622,213
EQT Corp. ............................. 25,332 1,252,414
Expand Energy Corp. ...................... 8,824 916,814
Exxon Mobil Corp. ........................ 184,693 19,509,122

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Hess Corp. ............................. 11,699 $ 1,509,756
HF Sinclair Corp. ......................... 6,787 204,085
Kinder Morgan, Inc. ....................... 82,006 2,156,758
Marathon Petroleum Corp. .................. 13,392 1,840,195
Matador Resources Co. .................... 5,097 201,535
Murphy Oil Corp. ......................... 6,275 128,826
New Fortress Energy, Inc. , Class A
(b)
............ 4,454 24,185
Occidental Petroleum Corp. .................. 28,866 1,137,609
ONEOK, Inc. ............................ 26,294 2,160,315
Ovintiv, Inc. ............................. 11,305 379,622
Permian Resources Corp. , Class A ............. 26,936 317,845
Phillips 66 .............................. 17,485 1,819,489
Range Resources Corp. .................... 10,403 352,974
Targa Resources Corp. ..................... 9,183 1,569,375
Texas Pacific Land Corp. .................... 800 1,031,096
Valero Energy Corp. ....................... 13,402 1,555,838
Williams Companies, Inc. (The) ............... 51,746 3,030,763
64,479,479
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 2,710 233,900
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 5,316 235,339
American Airlines Group, Inc.
(a)
................ 28,051 279,108
Delta Air Lines, Inc. ....................... 27,038 1,125,592
Joby Aviation, Inc. , Class A
(a) (b)
................ 20,175 127,103
Southwest Airlines Co. ..................... 25,598 715,720
United Airlines Holdings, Inc.
(a) (b)
............... 13,843 952,675
3,435,537
a
Personal Care Products  —  0 .1%
Coty, Inc. , Class A
(a)
....................... 16,334 82,487
elf Beauty, Inc.
(a) (b)
........................ 2,396 148,241
Estee Lauder Companies, Inc. (The) , Class A ...... 9,864 591,445
Kenvue, Inc. ............................ 81,472 1,922,739
2,744,912
a
Pharmaceuticals  —  3 .2%
Bristol-Myers Squibb Co. .................... 85,990 4,316,698
Elanco Animal Health, Inc.
(a) (b)
................ 21,619 204,948
Eli Lilly & Co. ........................... 33,430 30,051,899
Jazz Pharmaceuticals PLC
(a) (b)
................ 2,632 307,839
Johnson & Johnson ....................... 102,178 15,971,443
Merck & Co., Inc. ......................... 107,254 9,138,041
Organon & Co. .......................... 10,687 138,183
Perrigo Co. PLC ......................... 5,766 148,302
Pfizer, Inc. ............................. 240,727 5,876,146
Royalty Pharma PLC , Class A ................ 15,948 523,413
Viatris, Inc. ............................. 51,053 429,866
Zoetis, Inc. , Class A ....................... 19,096 2,986,614
70,093,392
a
Professional Services  —  0 .9%
Alight, Inc. , Class A ....................... 19,318 98,715
Amentum Holdings, Inc.
(a) (b)
.................. 6,084 132,753
Automatic Data Processing, Inc. ............... 17,227 5,178,436
Booz Allen Hamilton Holding Corp. , Class A ....... 5,462 655,549
Broadridge Financial Solutions, Inc. ............ 4,950 1,199,880
CACI International, Inc. , Class A
(a)
............. 925 423,530
Clarivate PLC
(a)
.......................... 18,100 78,011
Concentrix Corp. ......................... 2,006 102,426
Dayforce, Inc.
(a) (b)
......................... 6,694 387,382
Dun & Bradstreet Holdings, Inc. ............... 13,130 117,776
Equifax, Inc. ............................ 5,214 1,356,318
FTI Consulting, Inc.
(a)
...................... 1,530 254,408
Security Shares Value
a
Professional Services (continued)
Genpact Ltd. ............................ 6,598 $ 331,615
Insperity, Inc. ............................ 1,513 98,360
Jacobs Solutions, Inc. ...................... 5,292 655,150
KBR, Inc. .............................. 5,813 306,985
Leidos Holdings, Inc. ...................... 5,559 818,174
ManpowerGroup, Inc. ...................... 2,072 89,241
Maximus, Inc. ........................... 2,659 178,047
Parsons Corp.
(a)
.......................... 1,982 132,517
Paychex, Inc. ........................... 13,582 1,998,184
Paycom Software, Inc. ..................... 2,014 455,949
Paylocity Holding Corp.
(a)
................... 1,832 351,927
Robert Half, Inc. ......................... 4,412 195,452
Science Applications International Corp. ......... 2,136 258,520
SS&C Technologies Holdings, Inc. ............. 9,169 693,176
TransUnion ............................. 8,096 671,644
TriNet Group, Inc. ........................ 1,347 105,510
UL Solutions, Inc. , Class A ................... 2,501 143,032
Verisk Analytics, Inc. ....................... 5,969 1,769,391
19,238,058
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 12,528 1,530,671
CoStar Group, Inc.
(a)
....................... 17,860 1,324,676
Howard Hughes Holdings, Inc.
(a)
............... 1,221 81,233
Jones Lang LaSalle, Inc.
(a)
................... 2,009 456,867
Seaport Entertainment Group, Inc.
(a) (b)
........... 827 15,837
Zillow Group, Inc. , Class A
(a) (b)
................ 2,405 158,682
Zillow Group, Inc. , Class C , NVS
(a)
............. 6,788 457,036
4,025,002
a
Residential REITs  —  0 .3%
American Homes 4 Rent , Class A .............. 13,305 497,474
AvalonBay Communities, Inc. ................ 6,019 1,263,870
Camden Property Trust ..................... 4,495 511,531
Equity LifeStyle Properties, Inc. ............... 8,210 531,844
Equity Residential ........................ 14,409 1,012,376
Essex Property Trust, Inc. ................... 2,690 750,913
Invitation Homes, Inc. ...................... 24,345 832,356
Mid-America Apartment Communities, Inc. ........ 4,971 793,620
Sun Communities, Inc. ..................... 4,972 618,666
UDR, Inc. .............................. 12,726 532,965
7,345,615
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 4,577 355,221
Brixmor Property Group, Inc. ................. 12,623 314,439
Federal Realty Investment Trust ............... 3,132 294,471
Kimco Realty Corp. ....................... 28,201 563,456
NNN REIT, Inc. .......................... 7,628 313,587
Realty Income Corp. ....................... 37,208 2,152,855
Regency Centers Corp. .................... 6,980 503,816
Simon Property Group, Inc. .................. 13,008 2,047,199
6,545,044
a
Semiconductors & Semiconductor Equipment  —  9 .5%
Advanced Micro Devices, Inc.
(a)
............... 68,707 6,688,627
Allegro MicroSystems, Inc.
(a)
................. 5,528 105,419
Amkor Technology, Inc. ..................... 5,077 88,594
Analog Devices, Inc. ....................... 21,070 4,106,964
Applied Materials, Inc. ..................... 34,443 5,190,905
Axcelis Technologies, Inc.
(a)
.................. 1,384 67,788
Broadcom, Inc. .......................... 198,873 38,277,086
Cirrus Logic, Inc.
(a)
........................ 2,241 215,226
Enphase Energy, Inc.
(a)
..................... 5,827 259,826
Entegris, Inc. ............................ 6,385 505,181

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.
(a)
......................... 4,526 $ 569,461
GlobalFoundries, Inc.
(a)
..................... 3,510 123,096
Intel Corp. ............................. 183,529 3,688,933
KLA Corp. .............................. 5,647 3,968,090
Lam Research Corp. ...................... 54,476 3,904,295
Lattice Semiconductor Corp.
(a) (b)
............... 5,854 286,436
Marvell Technology, Inc. .................... 36,681 2,141,070
Microchip Technology, Inc. ................... 22,766 1,049,057
Micron Technology, Inc. ..................... 47,222 3,633,733
MKS Instruments, Inc. ..................... 2,912 204,248
Monolithic Power Systems, Inc. ............... 2,026 1,201,621
NVIDIA Corp. ........................... 1,039,051 113,173,435
NXP Semiconductors N.V. ................... 10,699 1,971,933
ON Semiconductor Corp.
(a)
.................. 18,000 714,600
Onto Innovation, Inc.
(a)
..................... 2,093 255,283
Power Integrations, Inc. .................... 2,337 114,794
Qorvo, Inc.
(a)
............................ 4,129 295,925
QUALCOMM, Inc. ........................ 46,991 6,976,284
Rambus, Inc.
(a) (b)
......................... 4,617 225,263
Silicon Laboratories, Inc.
(a) (b)
.................. 1,344 136,765
Skyworks Solutions, Inc. .................... 6,625 425,855
Teradyne, Inc. ........................... 6,924 513,830
Texas Instruments, Inc. ..................... 38,631 6,182,892
Universal Display Corp. .................... 1,821 228,772
207,491,287
a
Software  —  10 .5%
Adobe, Inc.
(a)
............................ 18,449 6,918,006
ANSYS, Inc.
(a)
........................... 3,686 1,186,450
Appfolio, Inc. , Class A
(a)
.................... 1,020 210,650
AppLovin Corp. , Class A
(a)
................... 9,440 2,542,286
Atlassian Corp. , Class A
(a)
................... 6,949 1,586,526
Autodesk, Inc.
(a)
.......................... 9,127 2,503,080
Bentley Systems, Inc. , Class B ................ 6,537 281,026
BILL Holdings, Inc.
(a) (b)
...................... 4,124 187,931
Blackbaud, Inc.
(a)
......................... 1,677 101,526
Braze, Inc. , Class A
(a) (b)
..................... 2,612 81,312
Cadence Design Systems, Inc.
(a)
.............. 11,646 3,467,480
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 19,134 177,181
Confluent, Inc. , Class A
(a)
................... 10,422 248,148
Crowdstrike Holdings, Inc. , Class A
(a)
............ 10,439 4,476,974
Datadog, Inc. , Class A
(a)
.................... 13,327 1,361,486
DocuSign, Inc.
(a)
......................... 8,738 714,331
Dolby Laboratories, Inc. , Class A .............. 2,498 191,821
DoubleVerify Holdings, Inc.
(a)
................. 5,869 77,823
Dropbox, Inc. , Class A
(a) (b)
................... 9,161 261,547
Dynatrace, Inc.
(a)
......................... 12,645 593,936
Elastic N.V.
(a)
............................ 3,687 317,819
Fair Isaac Corp.
(a)
......................... 1,038 2,065,288
Fortinet, Inc.
(a)
........................... 27,049 2,806,604
Gen Digital, Inc. .......................... 22,733 588,103
Gitlab, Inc. , Class A
(a) (b)
..................... 5,001 233,397
Guidewire Software, Inc.
(a) (b)
.................. 3,569 730,824
HubSpot, Inc.
(a)
.......................... 2,223 1,359,364
Informatica, Inc. , Class A
(a) (b)
................. 3,506 66,018
Intuit, Inc. .............................. 11,869 7,447,441
Manhattan Associates, Inc.
(a)
................. 2,585 458,553
Microsoft Corp. .......................... 315,405 124,666,980
MicroStrategy, Inc. , Class A
(a) (b)
................ 10,100 3,839,111
nCino, Inc.
(a) (b)
........................... 3,908 90,666
Nutanix, Inc. , Class A
(a)
..................... 10,503 721,556
Oracle Corp. ............................ 68,913 9,697,437
Palantir Technologies, Inc. , Class A
(a)
........... 87,024 10,307,123
Palo Alto Networks, Inc.
(a) (b)
.................. 28,062 5,245,630
Pegasystems, Inc. ........................ 2,015 185,541
Security Shares Value
a
Software (continued)
Procore Technologies, Inc.
(a) (b)
................ 4,514 $ 289,302
PTC, Inc.
(a)
............................. 5,171 801,350
Roper Technologies, Inc. .................... 4,545 2,545,564
Salesforce, Inc. .......................... 40,642 10,920,912
Samsara, Inc. , Class A
(a) (b)
................... 10,732 425,631
SentinelOne, Inc. , Class A
(a)
.................. 12,175 225,237
ServiceNow, Inc.
(a)
........................ 8,738 8,344,877
SPS Commerce, Inc.
(a)
..................... 1,557 223,445
Synopsys, Inc.
(a)
......................... 6,551 3,006,974
Tyler Technologies, Inc.
(a)
................... 1,800 977,940
UiPath, Inc. , Class A
(a) (b)
.................... 18,936 226,096
Unity Software, Inc.
(a)
...................... 12,297 259,098
Varonis Systems, Inc.
(a) (b)
.................... 4,862 208,288
Workday, Inc. , Class A
(a)
.................... 9,057 2,218,965
Workiva, Inc. , Class A
(a)
..................... 2,204 165,895
Zoom Communications, Inc. , Class A
(a)
.......... 10,990 852,165
Zscaler, Inc.
(a) (b)
.......................... 4,093 925,714
230,614,428
a
Specialized REITs  —  1 .0%
American Tower Corp. ..................... 19,830 4,469,880
Crown Castle, Inc. ........................ 18,469 1,953,282
CubeSmart ............................. 9,629 391,611
Digital Realty Trust, Inc. .................... 13,411 2,153,002
Equinix, Inc. ............................ 4,126 3,551,455
Extra Space Storage, Inc. ................... 8,941 1,310,035
Gaming and Leisure Properties, Inc. ............ 11,526 551,634
Iron Mountain, Inc. ........................ 12,385 1,110,563
Lamar Advertising Co. , Class A ............... 3,703 421,439
Millrose Properties, Inc. , Class A ............... 5,245 131,335
PotlatchDeltic Corp. ....................... 2,884 110,717
Public Storage ........................... 6,689 2,009,576
Rayonier, Inc. ........................... 6,042 147,787
SBA Communications Corp. , Class A ............ 4,556 1,108,930
VICI Properties, Inc. ....................... 44,842 1,435,841
Weyerhaeuser Co. ........................ 30,526 790,929
21,648,016
a
Specialty Retail  —  2 .0%
Advance Auto Parts, Inc. .................... 2,510 82,127
AutoNation, Inc.
(a)
......................... 1,148 199,924
AutoZone, Inc.
(a)
......................... 715 2,690,259
Bath & Body Works, Inc. .................... 9,572 292,042
Best Buy Co., Inc. ........................ 8,245 549,859
Burlington Stores, Inc.
(a)
.................... 2,677 602,432
CarMax, Inc.
(a) (b)
.......................... 6,733 435,423
Carvana Co. , Class A
(a)
..................... 5,004 1,222,728
Chewy, Inc. , Class A
(a)
..................... 6,980 261,750
Dick's Sporting Goods, Inc. .................. 2,487 466,910
Five Below, Inc.
(a)
......................... 2,361 179,176
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 4,607 329,124
GameStop Corp. , Class A
(a) (b)
................. 16,464 458,687
Gap, Inc. (The) .......................... 8,977 196,596
Home Depot, Inc. (The) .................... 42,146 15,193,212
Lithia Motors, Inc. , Class A .................. 1,161 339,894
Lowe's Companies, Inc. .................... 24,001 5,365,664
Murphy USA, Inc. ........................ 783 390,380
O'Reilly Automotive, Inc.
(a)
................... 2,445 3,460,164
Penske Automotive Group, Inc. ............... 836 130,140
RH
(a) (b)
................................ 654 120,356
Ross Stores, Inc. ......................... 14,003 1,946,417
TJX Companies, Inc. (The) .................. 47,780 6,148,331
Tractor Supply Co. ........................ 22,523 1,140,114
Ulta Beauty, Inc.
(a)
........................ 2,002 792,071
Valvoline, Inc.
(a)
.......................... 5,431 186,066

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Specialty Retail (continued)
Wayfair, Inc. , Class A
(a) (b)
.................... 3,827 $ 115,422
Williams-Sonoma, Inc. ..................... 5,317 821,317
44,116,585
a
Technology Hardware, Storage & Peripherals  —  6 .5%
Apple, Inc. ............................. 637,350 135,436,875
Dell Technologies, Inc. , Class C ............... 13,231 1,214,077
Hewlett Packard Enterprise Co. ............... 55,015 892,343
HP, Inc. ............................... 39,747 1,016,331
NetApp, Inc. ............................ 8,732 783,697
Pure Storage, Inc. , Class A
(a)
................. 13,019 590,542
SanDisk Corp.
(a)
.......................... 4,878 156,633
Seagate Technology Holdings PLC ............. 8,917 811,714
Super Micro Computer, Inc.
(a) (b)
................ 21,486 684,544
Western Digital Corp.
(a)
..................... 14,636 641,935
142,228,691
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Capri Holdings Ltd.
(a)
...................... 4,913 73,892
Columbia Sportswear Co. ................... 1,472 91,514
Crocs, Inc.
(a)
............................ 2,529 243,846
Deckers Outdoor Corp.
(a)
.................... 6,428 712,415
Levi Strauss & Co. , Class A .................. 4,111 65,817
Lululemon Athletica, Inc.
(a)
................... 4,783 1,295,093
NIKE, Inc. , Class B ....................... 50,064 2,823,610
PVH Corp. ............................. 2,341 161,482
Ralph Lauren Corp. , Class A ................. 1,716 386,014
Skechers USA, Inc. , Class A
(a)
................ 5,725 274,915
Tapestry, Inc. ............................ 8,774 619,883
VF Corp. .............................. 13,868 164,752
6,913,233
a
Tobacco  —  0 .7%
Altria Group, Inc. ......................... 71,985 4,257,913
Philip Morris International, Inc. ................ 65,951 11,301,363
15,559,276
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp. , Class A .................... 4,416 206,492
Applied Industrial Technologies, Inc. ............ 1,668 405,791
Core & Main, Inc. , Class A
(a)
.................. 8,187 431,291
Fastenal Co. ............................ 24,352 1,971,781
Ferguson Enterprises, Inc. ................... 8,539 1,448,727
FTAI Aviation Ltd. ......................... 4,336 464,429
Security Shares Value
a
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. , Class A .......... 1,933 $ 147,836
SiteOne Landscape Supply, Inc.
(a)
.............. 1,927 221,239
United Rentals, Inc. ....................... 2,780 1,755,431
Watsco, Inc. ............................ 1,480 680,563
WESCO International, Inc. ................... 1,880 306,365
WW Grainger, Inc. ........................ 1,879 1,924,679
9,964,624
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 8,276 1,216,655
Essential Utilities, Inc. ...................... 10,512 432,358
1,649,013
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 4,053 —
T-Mobile U.S., Inc. ........................ 20,324 5,019,012
5,019,012
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,114,895,104 ) ............................... 2,185,572,607
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (e) (f)
...................... 21,295,617 21,304,135
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (e)
............................ 3,163,706 3,163,706
a
Total Short-Term Securities — 1.1%
(Cost: $ 24,461,659 ) ................................. 24,467,841
Total Investments — 100.9%
(Cost: $ 1,139,356,763 ) ............................... 2,210,040,448
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (20,165,189)
Net Assets — 100.0% ................................. $ 2,189,875,259
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 14,056,104 $ 7,246,695
(a)
$ — $ (368) $ 1,704 $ 21,304,135 21,295,617 $ 96,379
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 3,681,265 — (517,559)
(a)
— — 3,163,706 3,163,706 162,053 —
BlackRock, Inc. .... 4,136,181 911,530 (249,089) 146,698 689,264 5,634,584 6,163 119,512 —
$ 146,330 $ 690,968
$ 30,102,425
$ 377,944 $ —

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 14 06/20/25 $ 3,911 $ 58,505
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 58,505 $ — $ — $ — $ 58,505
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 49,776 $ — $ — $ — $ 49,776
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 169,042 $ — $ — $ — $ 169,042
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,856,078
a

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Dow Jones U.S. ETF

2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,185,572,607  $ —  $ —  $ 2,185,572,607
Short-Term Securities
Money Market Funds ...................................... 24,467,841  —  —  24,467,841
$ 2,210,040,448  $ —  $ —  $ 2,210,040,448
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 58,505  $ —  $ —  $ 58,505
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .2%
Axon Enterprise, Inc.
(a)
..................... 12,148 $ 7,450,368
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 19,383 1,729,351
Expeditors International of Washington, Inc. ....... 23,769 2,612,451
United Parcel Service, Inc. , Class B ............ 122,728 11,695,978
16,037,780
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 39,419 2,249,248
Autoliv, Inc. ............................. 12,818 1,195,022
BorgWarner, Inc. ......................... 36,686 1,041,149
4,485,419
a
Automobiles  —  3 .3%
Harley-Davidson, Inc. ...................... 21,379 479,317
Lucid Group, Inc.
(a) (b)
....................... 150,359 377,401
Rivian Automotive, Inc. , Class A
(a) (b)
............. 122,371 1,671,588
Tesla, Inc.
(a)
............................. 484,579 136,728,811
139,257,117
a
Banks  —  1 .0%
Bank of Hawaii Corp. ...................... 6,937 458,605
Cathay General Bancorp .................... 11,176 465,927
Citizens Financial Group, Inc. ................ 73,922 2,726,983
Comerica, Inc. ........................... 21,920 1,178,200
Huntington Bancshares, Inc. ................. 244,795 3,556,871
International Bancshares Corp. ............... 9,532 581,833
KeyCorp ............................... 157,188 2,332,670
M&T Bank Corp. ......................... 27,967 4,747,678
Old National Bancorp ...................... 53,314 1,097,735
PNC Financial Services Group, Inc. (The) ........ 66,660 10,711,595
Regions Financial Corp. .................... 152,726 3,117,138
Truist Financial Corp. ...................... 222,666 8,537,015
Zions Bancorp NA ........................ 24,901 1,119,798
40,632,048
a
Beverages  —  2 .1%
Coca-Cola Co. (The) ...................... 686,417 49,799,553
Keurig Dr Pepper, Inc. ..................... 193,957 6,708,973
PepsiCo, Inc. ........................... 230,376 31,234,378
87,742,904
a
Biotechnology  —  3 .2%
AbbVie, Inc. ............................ 296,345 57,816,909
Amgen, Inc. ............................ 90,138 26,222,947
Biogen, Inc.
(a) (b)
.......................... 24,396 2,953,868
BioMarin Pharmaceutical, Inc.
(a)
............... 32,126 2,046,105
Gilead Sciences, Inc. ...................... 209,059 22,273,146
Vertex Pharmaceuticals, Inc.
(a)
................ 43,197 22,008,871
133,321,846
a
Broadline Retail  —  0 .0%
Kohl's Corp. ............................ 19,184 128,533
Nordstrom, Inc. .......................... 16,809 405,769
534,302
a
Building Products  —  1 .1%
A O Smith Corp. ......................... 20,305 1,377,897
Allegion PLC ............................ 14,472 2,014,502
Builders FirstSource, Inc.
(a) (b)
................. 19,272 2,305,509
Carrier Global Corp. ....................... 135,440 8,470,418
Fortune Brands Innovations, Inc. .............. 20,780 1,118,380
Johnson Controls International PLC ............ 111,071 9,318,857
Security Shares Value
a
Building Products (continued)
Lennox International, Inc. ................... 5,395 $ 2,949,716
Masco Corp. ............................ 36,185 2,193,173
Owens Corning .......................... 14,337 2,084,743
Trane Technologies PLC .................... 37,740 14,466,120
46,299,315
a
Capital Markets  —  4 .5%
Ameriprise Financial, Inc. ................... 16,269 7,663,024
Bank of New York Mellon Corp. (The) ........... 120,373 9,679,193
BlackRock, Inc.
(c)
......................... 24,678 22,562,108
Cboe Global Markets, Inc. ................... 17,560 3,894,808
Charles Schwab Corp. (The) ................. 288,979 23,522,891
CME Group, Inc. , Class A ................... 60,474 16,756,136
FactSet Research Systems, Inc. ............... 6,344 2,742,004
Franklin Resources, Inc. .................... 48,593 911,605
Intercontinental Exchange, Inc. ............... 96,481 16,205,914
Invesco Ltd. ............................ 56,342 784,844
MarketAxess Holdings, Inc. .................. 6,268 1,388,926
Moody's Corp. ........................... 27,354 12,394,644
Morgan Stanley .......................... 202,664 23,391,479
Nasdaq, Inc. ............................ 72,081 5,493,293
Northern Trust Corp. ....................... 33,249 3,124,741
Raymond James Financial, Inc. ............... 32,623 4,470,656
S&P Global, Inc. ......................... 53,258 26,631,663
State Street Corp. ........................ 49,502 4,361,126
T Rowe Price Group, Inc. ................... 37,315 3,304,243
189,283,298
a
Chemicals  —  2 .0%
Air Products and Chemicals, Inc. .............. 37,268 10,102,982
Albemarle Corp. ......................... 19,713 1,154,196
Axalta Coating Systems Ltd.
(a)
................ 36,438 1,184,235
Ecolab, Inc. ............................ 42,742 10,746,621
HB Fuller Co. ........................... 9,203 497,330
International Flavors & Fragrances, Inc. .......... 42,746 3,353,851
Linde PLC ............................. 79,862 36,195,854
LyondellBasell Industries N.V. , Class A .......... 43,423 2,527,653
Minerals Technologies, Inc. .................. 5,435 280,392
Mosaic Co. (The) ......................... 53,900 1,638,560
PPG Industries, Inc. ....................... 38,845 4,228,667
Sherwin-Williams Co. (The) .................. 40,182 14,181,031
86,091,372
a
Commercial Services & Supplies  —  0 .4%
ACCO Brands Corp. ....................... 14,680 56,665
Copart, Inc.
(a)
........................... 145,725 8,893,597
Deluxe Corp. ............................ 7,030 102,638
HNI Corp. .............................. 8,165 345,379
Interface, Inc. ........................... 9,927 186,627
Steelcase, Inc. , Class A .................... 13,779 136,688
Tetra Tech, Inc. .......................... 45,235 1,410,880
Veralto Corp. ............................ 41,502 3,980,042
15,112,516
a
Communications Equipment  —  1 .3%
Cisco Systems, Inc. ....................... 668,023 38,564,968
F5, Inc.
(a)
.............................. 9,781 2,589,422
Motorola Solutions, Inc. .................... 27,973 12,319,029
53,473,419
a
Construction & Engineering  —  0 .3%
EMCOR Group, Inc. ....................... 7,719 3,093,003
Granite Construction, Inc. ................... 7,147 580,980
Quanta Services, Inc. ...................... 24,622 7,206,613
10,880,596
a

Schedule of Investments
(continued)
April 30, 2025
iShares
®
ESG MSCI KLD 400 ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Construction Materials  —  0 .4%
CRH PLC .............................. 113,943 $ 10,872,441
Martin Marietta Materials, Inc. ................ 10,303 5,398,566
16,271,007
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 46,072 1,504,712
American Express Co. ..................... 94,528 25,183,204
Discover Financial Services .................. 42,018 7,675,428
Synchrony Financial ....................... 65,304 3,392,543
37,755,887
a
Consumer Staples Distribution & Retail  —  0 .5%
Kroger Co. (The) ......................... 115,137 8,314,043
Sysco Corp. ............................ 82,665 5,902,281
Target Corp. ............................ 76,855 7,431,879
United Natural Foods, Inc.
(a)
.................. 9,947 265,684
21,913,887
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 13,544 2,317,514
Ball Corp. .............................. 50,051 2,599,649
International Paper Co. ..................... 84,174 3,845,068
Sealed Air Corp. ......................... 24,703 680,815
Sonoco Products Co. ...................... 16,660 683,060
10,126,106
a
Distributors  —  0 .1%
LKQ Corp. ............................. 44,157 1,687,239
Pool Corp. ............................. 6,425 1,883,424
3,570,663
a
Diversified Telecommunication Services  —  0 .7%
Lumen Technologies, Inc.
(a) (b)
................. 162,538 575,384
Verizon Communications, Inc. ................ 706,879 31,145,089
31,720,473
a
Electric Utilities  —  0 .3%
Eversource Energy ....................... 61,459 3,655,581
Exelon Corp. ............................ 168,564 7,905,652
11,561,233
a
Electrical Equipment  —  0 .7%
Acuity, Inc. ............................. 5,237 1,275,786
Eaton Corp. PLC ......................... 66,288 19,513,198
Hubbell, Inc. ............................ 9,030 3,279,515
Rockwell Automation, Inc. ................... 18,994 4,704,434
Sensata Technologies Holding PLC ............ 25,210 539,494
29,312,427
a
Electronic Equipment, Instruments & Components  —  0 .6%
Cognex Corp. ........................... 28,940 790,062
Corning, Inc. ............................ 136,481 6,057,027
Flex Ltd.
(a) (b)
............................ 65,040 2,233,474
Itron, Inc.
(a)
............................. 7,802 868,285
Keysight Technologies, Inc.
(a)
................. 29,094 4,230,268
TE Connectivity PLC ...................... 50,175 7,344,616
Trimble, Inc.
(a)
........................... 41,082 2,552,835
Zebra Technologies Corp. , Class A
(a)
............ 8,591 2,150,499
26,227,066
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 165,778 5,868,541
Core Laboratories, Inc.
(b)
.................... 8,132 92,461
Halliburton Co. .......................... 147,661 2,926,641
NOV, Inc. .............................. 66,253 769,198
Security Shares Value
a
Energy Equipment & Services (continued)
TechnipFMC PLC ........................ 72,037 $ 2,029,282
11,686,123
a
Entertainment  —  0 .9%
Electronic Arts, Inc. ....................... 41,773 6,060,845
Walt Disney Co. (The) ..................... 303,750 27,626,062
Warner Bros Discovery, Inc. , Series A
(a)
.......... 391,471 3,394,054
37,080,961
a
Financial Services  —  4 .7%
Equitable Holdings, Inc. .................... 53,128 2,627,180
Fidelity National Information Services, Inc. ........ 90,300 7,122,864
Mastercard, Inc. , Class A .................... 137,488 75,351,673
PayPal Holdings, Inc.
(a)
..................... 159,749 10,517,874
Visa, Inc. , Class A ........................ 290,069 100,218,839
Voya Financial, Inc. ....................... 16,416 971,827
Western Union Co. (The) ................... 50,847 503,894
197,314,151
a
Food Products  —  1 .1%
Archer-Daniels-Midland Co. .................. 80,476 3,842,729
Bunge Global SA ......................... 23,422 1,843,780
Conagra Brands, Inc. ...................... 80,643 1,992,689
Darling Ingredients, Inc.
(a)
................... 26,807 862,917
General Mills, Inc. ........................ 93,215 5,289,019
Hormel Foods Corp. ....................... 50,469 1,509,023
Ingredion, Inc. ........................... 10,975 1,457,699
J M Smucker Co. (The) ..................... 17,802 2,069,839
Kellanova .............................. 45,959 3,804,026
Kraft Heinz Co. (The) ...................... 151,652 4,413,073
Lamb Weston Holdings, Inc. ................. 22,733 1,200,530
McCormick & Co., Inc. , NVS ................. 42,268 3,240,265
Mondelez International, Inc. , Class A ............ 224,325 15,283,262
The Campbell's Company ................... 32,478 1,184,148
47,992,999
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 25,416 4,082,572
New Jersey Resources Corp. ................. 16,885 826,352
UGI Corp. .............................. 35,230 1,155,192
6,064,116
a
Ground Transportation  —  1 .1%
ArcBest Corp. ........................... 4,154 243,092
Avis Budget Group, Inc.
(a)
................... 3,037 281,317
CSX Corp. ............................. 323,454 9,079,354
JB Hunt Transport Services, Inc. .............. 13,604 1,776,411
Knight-Swift Transportation Holdings, Inc. , Class A .. 26,878 1,052,811
Norfolk Southern Corp. ..................... 37,918 8,495,528
Ryder System, Inc. ........................ 7,090 976,080
U-Haul Holding Co. , Series N , NVS ............. 16,154 885,239
Union Pacific Corp. ....................... 101,687 21,929,819
44,719,651
a
Health Care Equipment & Supplies  —  1 .2%
Align Technology, Inc.
(a)
..................... 12,011 2,081,506
Becton Dickinson & Co. .................... 48,489 10,041,587
Cooper Companies, Inc. (The)
(a)
............... 33,669 2,749,747
Dentsply Sirona, Inc. ...................... 34,637 481,454
Dexcom, Inc.
(a)
.......................... 65,516 4,676,532
Edwards Lifesciences Corp.
(a)
................ 98,923 7,467,697
Hologic, Inc.
(a)
........................... 38,065 2,215,383
IDEXX Laboratories, Inc.
(a)
................... 13,761 5,953,697
Insulet Corp.
(a)
........................... 11,859 2,991,907
ResMed, Inc. ........................... 24,562 5,811,124
STERIS PLC ............................ 16,671 3,746,641

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(continued)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. ................ 33,394 $ 3,441,252
51,658,527
a
Health Care Providers & Services  —  1 .8%
Cardinal Health, Inc. ....................... 40,536 5,727,331
Cencora, Inc. ........................... 29,179 8,539,818
Centene Corp.
(a)
......................... 84,684 5,068,337
Cigna Group (The) ........................ 46,658 15,865,586
DaVita, Inc.
(a)
............................ 7,782 1,101,542
Elevance Health, Inc. ...................... 38,944 16,379,068
HCA Healthcare, Inc. ...................... 31,860 10,994,249
Henry Schein, Inc.
(a)
....................... 21,244 1,380,223
Humana, Inc. ........................... 20,118 5,275,744
Labcorp Holdings, Inc. ..................... 14,099 3,398,000
Pediatrix Medical Group, Inc.
(a)
................ 13,621 175,439
Quest Diagnostics, Inc. ..................... 18,607 3,316,140
Select Medical Holdings Corp. ................ 18,256 332,989
77,554,466
a
Health Care REITs  —  0 .5%
Healthpeak Properties, Inc. .................. 116,778 2,083,320
Ventas, Inc. ............................ 70,365 4,931,179
Welltower, Inc. ........................... 103,743 15,830,144
22,844,643
a
Health Care Technology  —  0 .1%
Teladoc Health, Inc.
(a)
...................... 27,766 199,637
Veeva Systems, Inc. , Class A
(a) (b)
.............. 25,924 6,058,180
6,257,817
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 118,246 1,669,633
a
Hotels, Restaurants & Leisure  —  2 .8%
Aramark ............................... 41,254 1,379,121
Booking Holdings, Inc. ..................... 5,549 28,295,905
Choice Hotels International, Inc.
(b)
.............. 4,860 612,895
Darden Restaurants, Inc. ................... 19,770 3,966,653
Domino's Pizza, Inc. ....................... 5,839 2,863,270
Hilton Worldwide Holdings, Inc. ............... 40,893 9,220,554
Jack in the Box, Inc. ....................... 3,475 90,489
Marriott International, Inc. , Class A ............. 39,618 9,452,062
McDonald's Corp. ........................ 120,299 38,453,575
Royal Caribbean Cruises Ltd. ................ 42,842 9,207,174
Starbucks Corp. .......................... 190,151 15,221,588
Vail Resorts, Inc. ......................... 6,384 888,653
119,651,939
a
Household Durables  —  0 .2%
Ethan Allen Interiors, Inc. ................... 3,770 107,181
Garmin Ltd. ............................. 25,723 4,806,857
La-Z-Boy, Inc. ........................... 6,791 268,245
Meritage Homes Corp. ..................... 12,445 848,002
Mohawk Industries, Inc.
(a)
................... 9,020 959,277
Newell Brands, Inc. ....................... 66,795 319,280
Whirlpool Corp. .......................... 9,100 694,148
8,002,990
a
Household Products  —  2 .1%
Church & Dwight Co., Inc. ................... 41,028 4,075,722
Clorox Co. (The) ......................... 20,822 2,962,971
Colgate-Palmolive Co. ..................... 130,334 12,015,491
Kimberly-Clark Corp. ...................... 55,932 7,370,719
Procter & Gamble Co. (The) ................. 394,293 64,100,213
90,525,116
a
Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  0 .0%
Ormat Technologies, Inc. .................... 9,116 $ 661,822
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 91,342 12,688,317
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 155,419 15,883,822
a
Insurance  —  2 .9%
Allstate Corp. (The) ....................... 44,367 8,801,969
Arthur J Gallagher & Co. .................... 41,953 13,453,908
Chubb Ltd. ............................. 64,228 18,374,346
Hartford Insurance Group, Inc. (The) ............ 48,622 5,964,461
Lincoln National Corp. ..................... 28,882 920,469
Loews Corp. ............................ 31,091 2,699,632
Marsh & McLennan Companies, Inc. ............ 82,329 18,562,720
Principal Financial Group, Inc. ................ 38,368 2,844,987
Progressive Corp. (The) .................... 98,346 27,708,002
Prudential Financial, Inc. .................... 59,937 6,156,129
Travelers Companies, Inc. (The) ............... 38,172 10,082,370
Willis Towers Watson PLC ................... 16,899 5,201,512
120,770,505
a
Interactive Media & Services  —  6 .9%
Alphabet, Inc. , Class A ..................... 980,043 155,630,828
Alphabet, Inc. , Class C , NVS ................. 835,394 134,406,541
ZoomInfo Technologies, Inc.
(a)
................ 43,743 374,440
290,411,809
a
IT Services  —  2 .0%
Accenture PLC , Class A .................... 104,925 31,388,314
Akamai Technologies, Inc.
(a)
.................. 25,506 2,055,274
ASGN, Inc.
(a)
............................ 7,817 393,820
Cognizant Technology Solutions Corp. , Class A ..... 83,185 6,119,920
International Business Machines Corp. .......... 154,636 37,394,078
Okta, Inc. , Class A
(a) (b)
...................... 26,920 3,019,347
Twilio, Inc. , Class A
(a)
...................... 24,437 2,363,302
82,734,055
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 22,129 1,369,785
Mattel, Inc.
(a)
............................ 56,456 897,086
Topgolf Callaway Brands Corp.
(a)
.............. 25,237 166,816
2,433,687
a
Life Sciences Tools & Services  —  1 .1%
Agilent Technologies, Inc. ................... 47,902 5,154,255
Bio-Techne Corp. ......................... 26,624 1,340,518
Danaher Corp. .......................... 109,150 21,756,870
Illumina, Inc.
(a)
........................... 26,775 2,077,740
IQVIA Holdings, Inc.
(a)
...................... 30,471 4,725,138
Mettler-Toledo International, Inc.
(a)
............. 3,542 3,791,959
Waters Corp.
(a)
.......................... 9,918 3,448,786
West Pharmaceutical Services, Inc. ............ 12,130 2,562,948
44,858,214
a
Machinery  —  3 .0%
AGCO Corp. ............................ 10,697 907,427
Caterpillar, Inc. .......................... 80,979 25,044,375
CNH Industrial N.V. ....................... 146,734 1,697,712
Cummins, Inc. ........................... 23,006 6,760,083
Deere & Co. ............................ 43,401 20,118,968
Dover Corp. ............................ 23,117 3,944,916
Flowserve Corp. ......................... 22,254 1,006,549
Fortive Corp. ............................ 58,197 4,055,749
Graco, Inc. ............................. 28,282 2,308,094

Schedule of Investments
(continued)
April 30, 2025
iShares
®
ESG MSCI KLD 400 ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Machinery (continued)
IDEX Corp. ............................. 12,737 $ 2,215,856
Illinois Tool Works, Inc. ..................... 49,530 11,882,742
Ingersoll Rand, Inc. ....................... 67,773 5,112,117
Lincoln Electric Holdings, Inc. ................ 9,366 1,650,289
Middleby Corp. (The)
(a)
..................... 9,009 1,201,350
PACCAR, Inc. ........................... 87,937 7,932,797
Parker-Hannifin Corp. ...................... 21,621 13,082,002
Pentair PLC ............................ 27,902 2,531,549
Snap-on, Inc. ........................... 8,811 2,764,980
Stanley Black & Decker, Inc. ................. 25,929 1,556,259
Tennant Co. ............................ 3,120 225,139
Timken Co. (The) ......................... 11,189 718,893
Westinghouse Air Brake Technologies Corp. ....... 28,830 5,326,054
Xylem, Inc. ............................. 40,925 4,934,327
126,978,227
a
Media  —  0 .1%
Cable One, Inc. .......................... 761 203,392
John Wiley & Sons, Inc. , Class A .............. 7,547 329,351
New York Times Co. (The) , Class A ............. 26,613 1,385,473
Omnicom Group, Inc. ...................... 32,652 2,486,776
Scholastic Corp. ......................... 4,387 79,098
4,484,090
a
Metals & Mining  —  0 .2%
Compass Minerals International, Inc.
(a)
........... 5,976 80,317
Newmont Corp. .......................... 190,951 10,059,299
10,139,616
a
Multi-Utilities  —  0 .5%
Avista Corp. ............................ 12,989 538,654
CMS Energy Corp. ........................ 50,238 3,700,029
Consolidated Edison, Inc. ................... 58,234 6,565,883
NiSource, Inc. ........................... 75,656 2,958,906
Sempra ............................... 105,984 7,871,432
21,634,904
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 25,025 1,594,843
COPT Defense Properties ................... 19,572 511,025
2,105,868
a
Oil, Gas & Consumable Fuels  —  1 .1%
Cheniere Energy, Inc. ...................... 37,628 8,696,207
HF Sinclair Corp. ......................... 26,983 811,379
Marathon Petroleum Corp. .................. 53,908 7,407,498
ONEOK, Inc. ............................ 104,220 8,562,715
Phillips 66 .............................. 69,268 7,208,028
Targa Resources Corp. ..................... 34,747 5,938,263
Valero Energy Corp. ....................... 53,103 6,164,727
44,788,817
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 27,363 1,139,122
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 39,152 2,347,554
a
Pharmaceuticals  —  1 .6%
Bristol-Myers Squibb Co. .................... 340,228 17,079,446
Jazz Pharmaceuticals PLC
(a)
................. 9,674 1,131,471
Merck & Co., Inc. ......................... 424,295 36,149,934
Zoetis, Inc. , Class A ....................... 75,968 11,881,395
66,242,246
a
Security Shares Value
a
Professional Services  —  0 .8%
Automatic Data Processing, Inc. ............... 68,463 $ 20,579,978
Broadridge Financial Solutions, Inc. ............ 19,601 4,751,282
Exponent, Inc. ........................... 8,683 683,179
Heidrick & Struggles International, Inc. .......... 3,047 118,894
ICF International, Inc. ...................... 3,251 276,205
Kelly Services, Inc. , Class A , NVS ............. 5,831 67,348
ManpowerGroup, Inc. ...................... 7,890 339,822
Paycom Software, Inc. ..................... 8,683 1,965,744
Robert Half, Inc. ......................... 17,780 787,654
TransUnion ............................. 32,811 2,722,001
32,292,107
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 51,394 6,279,319
Jones Lang LaSalle, Inc.
(a)
................... 7,947 1,807,227
8,086,546
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 23,769 4,991,015
Equity Residential ........................ 57,419 4,034,259
UDR, Inc. .............................. 52,150 2,184,042
11,209,316
a
Retail REITs  —  0 .2%
Federal Realty Investment Trust ............... 12,667 1,190,951
Macerich Co. (The) ....................... 35,618 522,160
Simon Property Group, Inc. .................. 54,760 8,618,129
10,331,240
a
Semiconductors & Semiconductor Equipment  —  13 .8%
Advanced Micro Devices, Inc.
(a)
............... 271,700 26,449,995
Analog Devices, Inc. ....................... 83,241 16,225,336
Applied Materials, Inc. ..................... 136,479 20,568,750
First Solar, Inc.
(a)
......................... 17,046 2,144,728
Intel Corp. ............................. 723,414 14,540,621
Lam Research Corp. ...................... 215,815 15,467,461
Microchip Technology, Inc. ................... 90,323 4,162,084
NVIDIA Corp. ........................... 4,107,692 447,409,813
NXP Semiconductors N.V. ................... 42,765 7,882,017
ON Semiconductor Corp.
(a)
.................. 71,867 2,853,120
Skyworks Solutions, Inc. .................... 26,832 1,724,761
Texas Instruments, Inc. ..................... 153,006 24,488,610
583,917,296
a
Software  —  17 .5%
Adobe, Inc.
(a) (b)
........................... 73,017 27,379,914
ANSYS, Inc.
(a)
........................... 14,721 4,738,395
Atlassian Corp. , Class A
(a)
................... 26,877 6,136,288
Autodesk, Inc.
(a) (b)
......................... 36,024 9,879,582
Cadence Design Systems, Inc.
(a)
.............. 45,893 13,664,182
Fair Isaac Corp.
(a)
......................... 4,103 8,163,657
Fortinet, Inc.
(a)
........................... 109,071 11,317,207
Gen Digital, Inc. .......................... 93,038 2,406,893
Guidewire Software, Inc.
(a)
................... 13,325 2,728,560
HubSpot, Inc.
(a)
.......................... 8,162 4,991,063
Intuit, Inc. .............................. 47,039 29,515,561
Microsoft Corp. .......................... 1,184,691 468,260,965
Oracle Corp. ............................ 281,482 39,610,147
PTC, Inc.
(a)
............................. 20,231 3,135,198
RingCentral, Inc. , Class A
(a)
.................. 12,818 326,859
Roper Technologies, Inc. .................... 18,010 10,087,041
Salesforce, Inc. .......................... 160,401 43,101,353
ServiceNow, Inc.
(a)
........................ 34,586 33,029,976
Synopsys, Inc.
(a)
......................... 25,769 11,828,229
Teradata Corp.
(a)
......................... 16,820 361,630

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(continued)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Workday, Inc. , Class A
(a)
.................... 35,779 $ 8,765,855
739,428,555
a
Specialized REITs  —  1 .3%
American Tower Corp. ..................... 78,332 17,656,816
Crown Castle, Inc. ........................ 72,947 7,714,875
Digital Realty Trust, Inc. .................... 55,640 8,932,446
Equinix, Inc. ............................ 16,180 13,926,935
Iron Mountain, Inc. ........................ 49,302 4,420,910
SBA Communications Corp. , Class A ............ 18,082 4,401,159
57,053,141
a
Specialty Retail  —  2 .4%
AutoNation, Inc.
(a)
......................... 4,416 769,046
Best Buy Co., Inc. ........................ 34,027 2,269,261
Buckle, Inc. (The) ........................ 5,668 197,020
CarMax, Inc.
(a) (b)
.......................... 26,286 1,699,916
Foot Locker, Inc.
(a)
........................ 13,664 167,657
GameStop Corp. , Class A
(a) (b)
................. 68,294 1,902,671
Gap, Inc. (The) .......................... 36,959 809,402
Home Depot, Inc. (The) .................... 166,787 60,125,046
Lowe's Companies, Inc. .................... 94,704 21,172,026
ODP Corp. (The)
(a)
........................ 5,856 80,110
Signet Jewelers Ltd. ....................... 7,528 446,410
Tractor Supply Co. ........................ 89,603 4,535,704
Ulta Beauty, Inc.
(a)
........................ 7,778 3,077,288
Williams-Sonoma, Inc. ..................... 20,647 3,189,342
100,440,899
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Dell Technologies, Inc. , Class C ............... 53,357 4,896,038
Hewlett Packard Enterprise Co. ............... 217,430 3,526,715
HP, Inc. ............................... 157,298 4,022,110
NetApp, Inc. ............................ 34,103 3,060,744
Seagate Technology Holdings PLC ............. 35,414 3,223,736
Xerox Holdings Corp. ...................... 19,816 87,389
18,816,732
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Capri Holdings Ltd.
(a)
...................... 19,640 295,386
Columbia Sportswear Co. ................... 4,795 298,105
Deckers Outdoor Corp.
(a)
.................... 25,667 2,844,674
Hanesbrands, Inc.
(a)
....................... 59,097 271,255
NIKE, Inc. , Class B ....................... 198,125 11,174,250
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
PVH Corp. ............................. 9,253 $ 638,272
Under Armour, Inc. , Class A
(a)
................. 31,001 177,326
Under Armour, Inc. , Class C , NVS
(a)
............ 24,990 135,945
VF Corp. .............................. 55,569 660,160
Wolverine World Wide, Inc. .................. 13,550 176,827
16,672,200
a
Trading Companies & Distributors  —  0 .7%
Air Lease Corp. , Class A .................... 17,739 829,476
Applied Industrial Technologies, Inc. ............ 6,524 1,587,159
Fastenal Co. ............................ 96,351 7,801,540
Ferguson Enterprises, Inc. ................... 33,700 5,717,542
United Rentals, Inc. ....................... 11,010 6,952,265
WW Grainger, Inc. ........................ 7,346 7,524,581
30,412,563
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 32,816 4,824,280
Essential Utilities, Inc. ...................... 43,769 1,800,219
6,624,499
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,953,793,003 ) ............................... 4,207,671,950
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 7,877,598 7,880,749
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 7,162,738 7,162,738
a
Total Short-Term Securities — 0.4%
(Cost: $ 15,041,377 ) ................................. 15,043,487
Total Investments — 100.1%
(Cost: $ 2,968,834,380 ) ............................... 4,222,715,437
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (4,563,048)
Net Assets — 100.0% ................................. $ 4,218,152,389
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 10,441,642 $ — $ (2,573,436)
(a)
$ 12,881 $ (338) $ 7,880,749 7,877,598 $ 90,283
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 11,294,314 — (4,131,576)
(a)
— — 7,162,738 7,162,738 559,911 —

Schedule of Investments
(continued)
April 30, 2025
iShares
®
ESG MSCI KLD 400 ETF

2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock, Inc. ..... $ 20,188,884 $ 417,989 $ (2,425,344) $ 1,137,899 $ 3,242,680 $ 22,562,108 24,678 $ 533,524 $ —
$ 1,150,780 $ 3,242,342
$ 37,605,595
$ 1,183,718 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 36 06/20/25 $ 10,057 $ 8,922
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 8,922 $ — $ — $ — $ 8,922
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 506,481 $ — $ — $ — $ 506,481
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 427,021 $ — $ — $ — $ 427,021
Futures contracts
Average notional value of contracts — long ................................................................................... $ 14,566,666
a

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(continued)
April 30, 2025

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,207,671,950  $ —  $ —  $ 4,207,671,950
Short-Term Securities
Money Market Funds ...................................... 15,043,487  —  —  15,043,487
$ 4,222,715,437  $ —  $ —  $ 4,222,715,437
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 8,922  $ —  $ —  $ 8,922
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2025
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .3%
Axon Enterprise, Inc.
(a)
..................... 27,495 $ 16,862,684
General Electric Co. ....................... 116,848 23,549,546
Howmet Aerospace, Inc. .................... 26,228 3,634,676
44,046,906
a
Air Freight & Logistics  —  1 .0%
CH Robinson Worldwide, Inc. ................ 115,258 10,283,319
Expeditors International of Washington, Inc. ....... 201,518 22,148,843
32,432,162
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 53,607 3,058,815
a
Automobiles  —  1 .8%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 288,433 3,939,995
Tesla, Inc.
(a)
............................. 191,700 54,090,072
58,030,067
a
Banks  —  0 .7%
Huntington Bancshares, Inc. ................. 624,530 9,074,421
PNC Financial Services Group, Inc. (The) ........ 61,295 9,849,494
Truist Financial Corp. ...................... 79,875 3,062,407
21,986,322
a
Beverages  —  2 .2%
Coca-Cola Co. (The) ...................... 719,856 52,225,553
Keurig Dr Pepper, Inc. ..................... 145,713 5,040,213
PepsiCo, Inc. ........................... 101,668 13,784,147
71,049,913
a
Biotechnology  —  2 .3%
Alnylam Pharmaceuticals, Inc.
(a)
............... 21,092 5,552,258
Amgen, Inc. ............................ 43,100 12,538,652
Biogen, Inc.
(a)
........................... 26,248 3,178,108
Gilead Sciences, Inc. ...................... 347,985 37,074,322
Regeneron Pharmaceuticals, Inc. .............. 5,279 3,160,854
Vertex Pharmaceuticals, Inc.
(a)
................ 27,443 13,982,208
75,486,402
a
Broadline Retail  —  0 .3%
MercadoLibre, Inc.
(a)
....................... 3,866 9,011,066
a
Building Products  —  1 .9%
Carrier Global Corp. ....................... 99,937 6,250,060
Johnson Controls International PLC ............ 126,630 10,624,257
Lennox International, Inc. ................... 16,320 8,922,960
Owens Corning .......................... 20,695 3,009,260
Trane Technologies PLC .................... 86,120 33,010,657
61,817,194
a
Capital Markets  —  4 .7%
Bank of New York Mellon Corp. (The) ........... 303,953 24,440,861
Cboe Global Markets, Inc. ................... 33,090 7,339,362
Charles Schwab Corp. (The) ................. 56,755 4,619,857
FactSet Research Systems, Inc. ............... 11,721 5,066,051
Intercontinental Exchange, Inc. ............... 46,031 7,731,827
Moody's Corp. ........................... 40,192 18,211,799
Morgan Stanley .......................... 297,433 34,329,717
Nasdaq, Inc. ............................ 111,893 8,527,365
Raymond James Financial, Inc. ............... 44,836 6,144,325
S&P Global, Inc. ......................... 66,423 33,214,821
State Street Corp. ........................ 46,996 4,140,348
153,766,333
a
Security Shares Value
a
Chemicals  —  1 .5%
Ecolab, Inc. ............................ 151,893 $ 38,190,457
International Flavors & Fragrances, Inc. .......... 60,737 4,765,425
Linde PLC ............................. 7,838 3,552,417
PPG Industries, Inc. ....................... 30,047 3,270,916
49,779,215
a
Commercial Services & Supplies  —  0 .5%
Veralto Corp. ............................ 158,312 15,182,121
a
Communications Equipment  —  1 .0%
Arista Networks, Inc.
(a)
..................... 122,626 10,088,441
Cisco Systems, Inc. ....................... 388,825 22,446,867
32,535,308
a
Construction & Engineering  —  0 .1%
Quanta Services, Inc.
(b)
..................... 12,459 3,646,625
a
Construction Materials  —  1 .0%
CRH PLC .............................. 358,723 34,229,349
a
Consumer Finance  —  1 .4%
American Express Co. ..................... 125,174 33,347,606
Discover Financial Services .................. 32,169 5,876,311
Synchrony Financial ....................... 103,241 5,363,370
44,587,287
a
Consumer Staples Distribution & Retail  —  1 .3%
Costco Wholesale Corp. .................... 28,944 28,784,808
Kroger Co. (The) ......................... 123,134 8,891,506
Target Corp. ............................ 61,270 5,924,809
43,601,123
a
Containers & Packaging  —  0 .1%
Ball Corp. .............................. 80,318 4,171,717
a
Distributors  —  0 .6%
LKQ Corp. ............................. 516,033 19,717,621
a
Diversified Telecommunication Services  —  0 .5%
Verizon Communications, Inc. ................ 361,654 15,934,475
a
Electric Utilities  —  0 .4%
Eversource Energy ....................... 228,066 13,565,366
a
Electrical Equipment  —  0 .2%
GE Vernova, Inc. ......................... 21,554 7,992,654
a
Electronic Equipment, Instruments & Components  —  0 .5%
Keysight Technologies, Inc.
(a)
................. 68,120 9,904,648
Trimble, Inc.
(a)
........................... 127,796 7,941,243
17,845,891
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 420,121 14,872,283
a
Entertainment  —  2 .3%
Electronic Arts, Inc. ....................... 152,190 22,081,247
Netflix, Inc.
(a)
............................ 28,765 32,553,926
Take-Two Interactive Software, Inc.
(a)
............ 16,568 3,865,646
Walt Disney Co. (The) ..................... 192,455 17,503,782
76,004,601
a
Financial Services  —  2 .8%
Fidelity National Information Services, Inc. ........ 112,054 8,838,820
Mastercard, Inc. , Class A .................... 75,108 41,163,690

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(continued)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Financial Services (continued)
Visa, Inc. , Class A ........................ 121,008 $ 41,808,264
91,810,774
a
Food Products  —  2 .4%
Bunge Global SA ......................... 158,247 12,457,204
General Mills, Inc. ........................ 416,135 23,611,500
Kellanova .............................. 408,739 33,831,327
Kraft Heinz Co. (The) ...................... 122,268 3,557,999
McCormick & Co., Inc. , NVS ................. 56,937 4,364,790
77,822,820
a
Health Care Equipment & Supplies  —  2 .4%
Cooper Companies, Inc. (The)
(a)
............... 71,505 5,839,813
Dexcom, Inc.
(a) (b)
......................... 48,921 3,491,981
Edwards Lifesciences Corp.
(a)
................ 289,470 21,852,090
Hologic, Inc.
(a)
........................... 83,268 4,846,198
IDEXX Laboratories, Inc.
(a)
................... 37,672 16,298,791
Solventum Corp.
(a)
........................ 55,909 3,696,703
STERIS PLC ............................ 63,933 14,368,303
Zimmer Biomet Holdings, Inc. ................ 69,201 7,131,163
77,525,042
a
Health Care Providers & Services  —  2 .1%
DaVita, Inc.
(a) (b)
.......................... 46,864 6,633,599
Elevance Health, Inc. ...................... 47,014 19,773,148
HCA Healthcare, Inc. ...................... 24,269 8,374,746
Humana, Inc. ........................... 13,949 3,657,986
Labcorp Holdings, Inc. ..................... 26,574 6,404,600
Molina Healthcare, Inc.
(a)
.................... 22,479 7,350,858
Quest Diagnostics, Inc. ..................... 98,563 17,565,898
69,760,835
a
Health Care REITs  —  0 .3%
Welltower, Inc. ........................... 73,988 11,289,829
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 19,008 4,441,979
a
Hotels, Restaurants & Leisure  —  1 .1%
Booking Holdings, Inc. ..................... 3,926 20,019,773
DoorDash, Inc. , Class A
(a)
................... 32,655 6,298,823
Hilton Worldwide Holdings, Inc. ............... 13,346 3,009,256
Royal Caribbean Cruises Ltd. ................ 27,730 5,959,455
35,287,307
a
Household Products  —  1 .8%
Church & Dwight Co., Inc. ................... 69,221 6,876,414
Clorox Co. (The) ......................... 115,274 16,403,490
Kimberly-Clark Corp. ...................... 85,277 11,237,803
Procter & Gamble Co. (The) ................. 161,380 26,235,547
60,753,254
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 200,761 27,887,710
a
Insurance  —  2 .9%
Arch Capital Group Ltd. .................... 83,070 7,532,788
Hartford Insurance Group, Inc. (The) ............ 101,646 12,468,915
Marsh & McLennan Companies, Inc. ............ 46,370 10,455,044
Progressive Corp. (The) .................... 82,914 23,360,190
Prudential Financial, Inc. .................... 270,598 27,793,121
Travelers Companies, Inc. (The) ............... 50,858 13,433,123
95,043,181
a
Security Shares Value
a
Interactive Media & Services  —  3 .8%
Alphabet, Inc. , Class A ..................... 378,372 $ 60,085,474
Alphabet, Inc. , Class C , NVS ................. 412,409 66,352,484
126,437,958
IT Services  —  3 .0%
Accenture PLC , Class A .................... 59,144 17,692,928
Akamai Technologies, Inc.
(a)
.................. 39,990 3,222,394
Cloudflare, Inc. , Class A
(a)
................... 41,433 5,004,278
Gartner, Inc.
(a)
........................... 7,040 2,964,403
GoDaddy, Inc. , Class A
(a)
.................... 88,788 16,721,444
International Business Machines Corp. .......... 126,835 30,671,240
MongoDB, Inc. , Class A
(a)
................... 16,267 2,800,689
Okta, Inc. , Class A
(a)
....................... 36,932 4,142,293
Snowflake, Inc. , Class A
(a)
................... 40,671 6,486,618
Twilio, Inc. , Class A
(a)
...................... 95,683 9,253,503
98,959,790
a
Life Sciences Tools & Services  —  1 .5%
Agilent Technologies, Inc. ................... 94,983 10,220,171
Avantor, Inc.
(a) (b)
.......................... 206,643 2,684,293
Danaher Corp. .......................... 74,448 14,839,720
Mettler-Toledo International, Inc.
(a)
............. 3,550 3,800,523
Waters Corp.
(a)
.......................... 35,228 12,249,832
West Pharmaceutical Services, Inc. ............ 26,239 5,544,038
49,338,577
a
Machinery  —  2 .3%
Caterpillar, Inc. .......................... 11,828 3,658,046
CNH Industrial N.V. ....................... 550,339 6,367,422
Cummins, Inc. ........................... 65,142 19,141,325
Deere & Co. ............................ 7,145 3,312,136
Pentair PLC ............................ 272,165 24,693,530
Xylem, Inc. ............................. 145,357 17,525,694
74,698,153
a
Media  —  0 .1%
Interpublic Group of Companies, Inc. (The) ....... 137,686 3,458,672
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 168,876 8,896,388
a
Multi-Utilities  —  0 .7%
Consolidated Edison, Inc. ................... 97,129 10,951,295
NiSource, Inc. ........................... 338,763 13,249,021
24,200,316
a
Oil, Gas & Consumable Fuels  —  3 .0%
Cheniere Energy, Inc. ...................... 122,160 28,232,398
ONEOK, Inc. ............................ 408,988 33,602,454
Targa Resources Corp. ..................... 134,883 23,051,505
Valero Energy Corp. ....................... 28,383 3,294,982
Williams Companies, Inc. (The) ............... 194,502 11,391,982
99,573,321
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc. ....................... 99,162 4,128,114
a
Pharmaceuticals  —  2 .8%
Eli Lilly & Co. ........................... 62,886 56,531,370
Merck & Co., Inc. ......................... 143,926 12,262,495
Zoetis, Inc. , Class A ....................... 159,200 24,898,880
93,692,745
a
Professional Services  —  2 .0%
Automatic Data Processing, Inc. ............... 152,725 45,909,135
Broadridge Financial Solutions, Inc. ............ 85,790 20,795,496
66,704,631
a

Schedule of Investments
(continued)
April 30, 2025
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 99,109 $ 12,109,138
a
Semiconductors & Semiconductor Equipment  —  10 .6%
Advanced Micro Devices, Inc.
(a)
............... 146,874 14,298,184
Applied Materials, Inc. ..................... 182,292 27,473,227
Broadcom, Inc. .......................... 331,112 63,729,127
First Solar, Inc.
(a)
......................... 24,059 3,027,103
Intel Corp. ............................. 414,586 8,333,179
Lam Research Corp. ...................... 203,468 14,582,552
Marvell Technology, Inc. .................... 93,421 5,452,984
Micron Technology, Inc. ..................... 94,421 7,265,696
NVIDIA Corp. ........................... 1,286,402 140,114,906
NXP Semiconductors N.V. ................... 101,942 18,788,930
QUALCOMM, Inc. ........................ 61,250 9,093,175
Texas Instruments, Inc. ..................... 223,391 35,753,729
347,912,792
a
Software  —  12 .2%
Adobe, Inc.
(a)
............................ 53,935 20,224,546
ANSYS, Inc.
(a)
........................... 24,310 7,824,903
AppLovin Corp. , Class A
(a)
................... 10,762 2,898,314
Atlassian Corp. , Class A
(a)
................... 27,711 6,326,698
Autodesk, Inc.
(a)
.......................... 96,684 26,515,587
Cadence Design Systems, Inc.
(a)
.............. 49,871 14,848,592
HubSpot, Inc.
(a)
.......................... 9,534 5,830,041
Intuit, Inc. .............................. 52,253 32,787,190
Microsoft Corp. .......................... 437,761 173,029,413
MicroStrategy, Inc. , Class A
(a) (b)
................ 10,727 4,077,440
Palo Alto Networks, Inc.
(a) (b)
.................. 56,136 10,493,502
PTC, Inc.
(a)
............................. 24,513 3,798,780
Salesforce, Inc. .......................... 128,421 34,508,007
ServiceNow, Inc.
(a)
........................ 36,197 34,568,497
Synopsys, Inc.
(a)
......................... 19,191 8,808,861
Workday, Inc. , Class A
(a)
.................... 56,802 13,916,490
400,456,861
a
Specialized REITs  —  1 .9%
American Tower Corp. ..................... 62,445 14,075,727
Crown Castle, Inc. ........................ 131,372 13,893,903
Digital Realty Trust, Inc. .................... 52,803 8,476,994
Equinix, Inc. ............................ 21,865 18,820,299
Iron Mountain, Inc. ........................ 64,041 5,742,556
61,009,479
a
Specialty Retail  —  3 .3%
Best Buy Co., Inc. ........................ 115,774 7,720,968
Home Depot, Inc. (The) .................... 142,482 51,363,336
Lowe's Companies, Inc. .................... 96,880 21,658,493
Tractor Supply Co. ........................ 334,531 16,933,959
Williams-Sonoma, Inc. ..................... 66,466 10,267,003
107,943,759
a
Technology Hardware, Storage & Peripherals  —  5 .4%
Apple, Inc. ............................. 733,523 155,873,637
Hewlett Packard Enterprise Co. ............... 552,280 8,957,982
HP, Inc. ............................... 196,085 5,013,893
Seagate Technology Holdings PLC ............. 36,123 3,288,277
Western Digital Corp.
(a)
..................... 62,507 2,741,557
175,875,346
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Deckers Outdoor Corp.
(a)
.................... 108,351 12,008,541
Lululemon Athletica, Inc.
(a)
................... 12,766 3,456,650
15,465,191
a
Security Shares Value
a
Trading Companies & Distributors  —  1 .0%
Ferguson Enterprises, Inc. ................... 46,839 $ 7,946,705
WW Grainger, Inc. ........................ 23,286 23,852,082
31,798,787
a
Total Long-Term Investments — 99.8%
(Cost: $ 2,941,622,511 ) ............................... 3,278,633,565
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 6,505,859 6,508,461
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 4,294,342 4,294,342
a
Total Short-Term Securities — 0.3%
(Cost: $ 10,800,811 ) ................................. 10,802,803
Total Investments — 100.1%
(Cost: $ 2,952,423,322 ) ............................... 3,289,436,368
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (4,036,474)
Net Assets — 100.0% ................................. $ 3,285,399,894
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(continued)
April 30, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 18,271,154 $ — $ (11,759,493)
(a)
$ (900) $ (2,300) $ 6,508,461 6,505,859 $ 43,035
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 5,126,467 — (832,125)
(a)
— — 4,294,342 4,294,342 317,260 —
$ (900) $ (2,300)
$ 10,802,803
$ 360,295 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 23 06/20/25 $ 6,425 $ (12,865)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 12,865 $ — $ — $ — $ 12,865
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 53,113 $ — $ — $ — $ 53,113
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 193,683 $ — $ — $ — $ 193,683
Futures contracts
Average notional value of contracts — long ................................................................................... $ 8,998,991
a

Schedule of Investments
(continued)
April 30, 2025
iShares
®
MSCI USA ESG Select ETF

2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,278,633,565  $ —  $ —  $ 3,278,633,565
Short-Term Securities
Money Market Funds ...................................... 10,802,803  —  —  10,802,803
$ 3,289,436,368  $ —  $ —  $ 3,289,436,368
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (12,865) $ —  $ —  $ (12,865)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Basic Materials ETF
Schedule of Investments
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .7%
Hexcel Corp. ............................ 73,213 $ 3,548,634
a
Chemicals  —  57 .2%
Air Products and Chemicals, Inc. .............. 134,357 36,422,839
Albemarle Corp. ......................... 105,554 6,180,187
Ashland, Inc. ............................ 42,350 2,303,417
Celanese Corp. .......................... 98,157 4,368,968
CF Industries Holdings, Inc. .................. 156,150 12,237,475
Chemours Co. (The) ....................... 133,954 1,658,351
Eastman Chemical Co. ..................... 103,711 7,985,747
Ecolab, Inc. ............................ 151,347 38,053,176
Element Solutions, Inc. ..................... 201,354 4,109,635
FMC Corp. ............................. 112,033 4,696,423
Huntsman Corp. ......................... 146,820 1,954,174
International Flavors & Fragrances, Inc. .......... 185,675 14,568,061
Linde PLC ............................. 244,936 111,012,343
LyondellBasell Industries N.V. , Class A .......... 199,254 11,598,575
Mosaic Co. (The) ......................... 284,497 8,648,709
NewMarket Corp. ......................... 6,053 3,724,411
Olin Corp. .............................. 103,967 2,247,767
Scotts Miracle-Gro Co. (The) , Class A ........... 38,672 1,948,295
Westlake Corp. .......................... 30,177 2,789,260
276,507,813
a
Containers & Packaging  —  5 .6%
Avery Dennison Corp. ...................... 72,091 12,335,491
International Paper Co. ..................... 322,076 14,712,432
27,047,923
a
Machinery  —  2 .5%
RBC Bearings, Inc.
(a) (b)
..................... 25,571 8,401,864
Timken Co. (The) ......................... 58,136 3,735,238
12,137,102
a
Metals & Mining  —  28 .6%
Alcoa Corp. ............................. 221,988 5,445,366
Cleveland-Cliffs, Inc.
(a) (b)
.................... 433,552 3,572,468
Security Shares Value
a
Metals & Mining (continued)
Freeport-McMoRan, Inc. .................... 878,157 $ 31,639,997
MP Materials Corp. , Class A
(a) (b)
............... 116,373 2,846,483
Newmont Corp. .......................... 444,567 23,419,789
Nucor Corp. ............................ 132,605 15,829,059
Reliance, Inc. ........................... 48,351 13,936,209
Royal Gold, Inc. .......................... 59,087 10,795,786
Southern Copper Corp. ..................... 79,036 7,075,303
Steel Dynamics, Inc. ....................... 114,228 14,816,514
United States Steel Corp. ................... 200,468 8,762,456
138,139,430
a
Trading Companies & Distributors  —  4 .5%
Fastenal Co. ............................ 270,390 21,893,478
a
Total Long-Term Investments — 99.1%
(Cost: $ 566,597,266 ) ................................ 479,274,380
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 6,010,938 6,013,342
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 851,975 851,975
a
Total Short-Term Securities — 1.4%
(Cost: $ 6,864,934 ) .................................. 6,865,317
Total Investments — 100.5%
(Cost: $ 573,462,200 ) ................................ 486,139,697
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (2,190,350)
Net Assets — 100.0% ................................. $ 483,949,347
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 2,667,194 $ 3,345,980
(a)
$ — $ 1,091 $ (923) $ 6,013,342 6,010,938 $ 12,486
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 972,241 — (120,266)
(a)
— — 851,975 851,975 45,097 —
$ 1,091 $ (923)
$ 6,865,317
$ 57,583 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2025
iShares
®
U.S. Basic Materials ETF

2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ........................................................ 51 06/20/25 $ 4,561 $ (7,210)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 7,210 $ — $ — $ — $ 7,210
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (210,216) $ — $ — $ — $ (210,216)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 37,407 $ — $ — $ — $ 37,407
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,144,018
a

iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(continued)
April 30, 2025

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 479,274,380  $ —  $ —  $ 479,274,380
Short-Term Securities
Money Market Funds ...................................... 6,865,317  —  —  6,865,317
$ 486,139,697  $ —  $ —  $ 486,139,697
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (7,210) $ —  $ —  $ (7,210)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2025
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .5%
Aptiv PLC
(a)
............................. 53,118 $ 3,030,913
BorgWarner, Inc. ......................... 49,279 1,398,538
Gentex Corp. ........................... 51,395 1,119,383
Lear Corp. ............................. 12,202 1,046,321
QuantumScape Corp. , Class A
(a) (b)
............. 83,526 326,587
6,921,742
a
Automobiles  —  10 .4%
Ford Motor Co. .......................... 888,736 8,896,247
General Motors Co. ....................... 223,996 10,133,579
Harley-Davidson, Inc. ...................... 25,840 579,333
Lucid Group, Inc.
(a) (b)
....................... 222,473 558,407
Rivian Automotive, Inc. , Class A
(a) (b)
............. 190,992 2,608,951
Tesla, Inc.
(a)
............................. 392,854 110,847,685
Thor Industries, Inc. ....................... 11,475 831,019
134,455,221
a
Broadline Retail  —  16 .6%
Amazon.com, Inc.
(a)
....................... 1,068,301 197,016,071
Coupang, Inc.
(a)
.......................... 262,125 6,125,861
Dillard's, Inc. , Class A
(b)
..................... 682 236,422
eBay, Inc. .............................. 108,341 7,384,523
Etsy, Inc.
(a)
............................. 25,219 1,096,522
Kohl's Corp. ............................ 25,495 170,817
Macy's, Inc. ............................ 61,772 705,436
Nordstrom, Inc. .......................... 23,080 557,151
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 13,793 1,463,575
214,756,378
a
Commercial Services & Supplies  —  1 .5%
Copart, Inc.
(a) (b)
.......................... 197,432 12,049,275
RB Global, Inc. .......................... 41,436 4,172,605
Rollins, Inc. ............................. 63,236 3,612,673
19,834,553
a
Consumer Staples Distribution & Retail  —  10 .3%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 29,849 3,509,048
Costco Wholesale Corp. .................... 55,989 55,681,061
Dollar General Corp. ...................... 49,721 4,658,360
Dollar Tree, Inc.
(a)
......................... 45,765 3,742,204
Target Corp. ............................ 104,743 10,128,648
Walmart, Inc. ............................ 569,563 55,390,002
133,109,323
a
Distributors  —  0 .6%
Genuine Parts Co. ........................ 31,474 3,699,769
LKQ Corp. ............................. 58,678 2,242,086
Pool Corp. ............................. 8,436 2,472,929
8,414,784
a
Diversified Consumer Services  —  0 .8%
Bright Horizons Family Solutions, Inc.
(a)
.......... 13,041 1,635,602
Duolingo, Inc. , Class A
(a)
.................... 8,516 3,316,812
Grand Canyon Education, Inc.
(a)
............... 6,465 1,153,162
H&R Block, Inc. .......................... 30,844 1,862,052
Service Corp. International .................. 31,813 2,541,859
10,509,487
a
Entertainment  —  12 .7%
Electronic Arts, Inc. ....................... 59,813 8,678,268
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 5,348 430,781
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 47,459 4,208,190
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 4,399 307,842
Security Shares Value
a
Entertainment (continued)
Liberty Media Corp.-Liberty Live , Series C , NVS
(a)
... 10,498 $ 750,712
Live Nation Entertainment, Inc.
(a)
.............. 35,736 4,733,233
Madison Square Garden Sports Corp. , Class A
(a)
.... 4,257 819,770
Netflix, Inc.
(a) (b)
........................... 54,199 61,338,092
Playtika Holding Corp. ..................... 16,692 87,967
ROBLOX Corp. , Class A
(a)
................... 118,863 7,969,764
Spotify Technology SA
(a)
.................... 33,269 20,426,501
Take-Two Interactive Software, Inc.
(a)
............ 39,021 9,104,380
TKO Group Holdings, Inc. , Class A ............. 17,853 2,908,432
Walt Disney Co. (The) ..................... 411,170 37,395,912
Warner Bros Discovery, Inc. , Series A
(a)
.......... 549,349 4,762,856
163,922,700
a
Ground Transportation  —  3 .1%
Avis Budget Group, Inc.
(a)
................... 3,921 363,202
Lyft, Inc. , Class A
(a)
........................ 83,852 1,039,765
Uber Technologies, Inc.
(a)
................... 460,213 37,281,855
U-Haul Holding Co.
(a) (b)
..................... 1,750 107,433
U-Haul Holding Co. , Series N , NVS ............. 22,686 1,243,193
40,035,448
a
Hotels, Restaurants & Leisure  —  17 .8%
Airbnb, Inc. , Class A
(a)
...................... 96,909 11,815,145
Aramark ............................... 59,253 1,980,828
Booking Holdings, Inc. ..................... 7,496 38,224,203
Boyd Gaming Corp. ....................... 14,313 989,601
Caesars Entertainment, Inc.
(a)
................ 47,785 1,293,062
Carnival Corp.
(a)
.......................... 232,251 4,259,483
Cava Group, Inc.
(a)
........................ 17,073 1,578,057
Chipotle Mexican Grill, Inc.
(a)
................. 309,255 15,623,563
Choice Hotels International, Inc.
(b)
.............. 6,182 779,612
Churchill Downs, Inc. ...................... 15,765 1,425,314
Darden Restaurants, Inc. ................... 26,520 5,320,973
Domino's Pizza, Inc. ....................... 7,869 3,858,722
DraftKings, Inc. , Class A
(a)
................... 102,464 3,411,027
Dutch Bros, Inc. , Class A
(a)
.................. 24,725 1,477,072
Expedia Group, Inc. ....................... 27,687 4,344,921
Hilton Worldwide Holdings, Inc. ............... 54,215 12,224,398
Hyatt Hotels Corp. , Class A .................. 9,259 1,043,304
Las Vegas Sands Corp. .................... 78,845 2,891,246
Light & Wonder, Inc.
(a)
...................... 20,045 1,711,442
Marriott International, Inc. , Class A ............. 51,258 12,229,134
Marriott Vacations Worldwide Corp. ............. 7,841 429,765
McDonald's Corp. ........................ 146,119 46,706,938
MGM Resorts International
(a)
................. 51,829 1,630,540
Norwegian Cruise Line Holdings Ltd.
(a)
........... 99,271 1,591,314
Penn Entertainment, Inc.
(a) (b)
................. 34,021 517,800
Planet Fitness, Inc. , Class A
(a)
................ 19,124 1,808,939
Royal Caribbean Cruises Ltd. ................ 53,657 11,531,426
Starbucks Corp. .......................... 256,543 20,536,267
Texas Roadhouse, Inc. ..................... 15,088 2,504,004
Travel + Leisure Co. ....................... 14,853 652,492
Vail Resorts, Inc. ......................... 8,472 1,179,302
Wendy's Co. (The) ........................ 38,955 486,937
Wingstop, Inc. ........................... 6,639 1,751,966
Wyndham Hotels & Resorts, Inc. .............. 17,136 1,461,701
Wynn Resorts Ltd. ........................ 22,654 1,819,343
Yum! Brands, Inc. ........................ 63,771 9,593,709
230,683,550
a
Household Durables  —  2 .9%
DR Horton, Inc. .......................... 64,227 8,114,439
Garmin Ltd. ............................. 35,047 6,549,233
Leggett & Platt, Inc. ....................... 30,694 295,276
Lennar Corp. , Class A ...................... 52,051 5,653,259

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(continued)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Household Durables (continued)
Lennar Corp. , Class B ..................... 2,455 $ 253,774
Newell Brands, Inc. ....................... 93,694 447,857
NVR, Inc.
(a) (b)
............................ 634 4,517,726
PulteGroup, Inc. ......................... 46,153 4,734,375
SharkNinja, Inc.
(a)
......................... 14,962 1,204,441
Somnigroup International, Inc. ................ 37,965 2,318,143
Toll Brothers, Inc. ......................... 22,507 2,270,281
Whirlpool Corp. .......................... 11,936 910,478
37,269,282
a
Interactive Media & Services  —  0 .0%
TripAdvisor, Inc.
(a)
........................ 24,042 299,323
a
Leisure Products  —  0 .3%
Hasbro, Inc. ............................ 31,469 1,947,931
Mattel, Inc.
(a)
............................ 76,506 1,215,680
Polaris, Inc. ............................. 11,589 393,563
YETI Holdings, Inc.
(a) (b)
..................... 19,195 548,017
4,105,191
a
Media  —  1 .8%
Fox Corp. , Class A , NVS .................... 50,048 2,491,890
Fox Corp. , Class B ........................ 29,919 1,383,454
Interpublic Group of Companies, Inc. (The) ....... 84,142 2,113,647
New York Times Co. (The) , Class A ............. 36,379 1,893,891
News Corp. , Class A , NVS .................. 86,114 2,335,412
News Corp. , Class B ...................... 25,687 807,085
Nexstar Media Group, Inc. ................... 6,621 990,899
Omnicom Group, Inc. ...................... 43,809 3,336,493
Paramount Global , Class A
(b)
................. 2,069 46,884
Paramount Global , Class B , NVS .............. 133,903 1,572,021
Sirius XM Holdings, Inc. .................... 48,580 1,040,584
Trade Desk, Inc. (The) , Class A
(a)
.............. 101,050 5,419,312
23,431,572
a
Passenger Airlines  —  1 .4%
Alaska Air Group, Inc.
(a)
..................... 27,788 1,230,175
American Airlines Group, Inc.
(a) (b)
.............. 148,116 1,473,754
Delta Air Lines, Inc. ....................... 145,792 6,069,321
Southwest Airlines Co. ..................... 135,207 3,780,388
United Airlines Holdings, Inc.
(a)
................ 74,085 5,098,529
17,652,167
a
Personal Care Products  —  0 .3%
Coty, Inc. , Class A
(a)
....................... 85,697 432,770
elf Beauty, Inc.
(a) (b)
........................ 12,137 750,916
Estee Lauder Companies, Inc. (The) , Class A ...... 52,178 3,128,593
4,312,279
a
Specialty Retail  —  15 .8%
Advance Auto Parts, Inc. .................... 13,748 449,835
AutoNation, Inc.
(a)
......................... 5,738 999,273
AutoZone, Inc.
(a)
......................... 3,820 14,373,132
Bath & Body Works, Inc. .................... 49,032 1,495,966
Best Buy Co., Inc. ........................ 48,204 3,214,725
Burlington Stores, Inc.
(a)
.................... 14,349 3,229,099
CarMax, Inc.
(a) (b)
.......................... 35,018 2,264,614
Carvana Co. , Class A
(a)
..................... 24,485 5,982,910
Dick's Sporting Goods, Inc. .................. 12,668 2,378,290
Five Below, Inc.
(a)
......................... 12,299 933,371
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 23,755 1,697,057
GameStop Corp. , Class A
(a) (b)
................. 88,810 2,474,247
Gap, Inc. (The) .......................... 45,819 1,003,436
Home Depot, Inc. (The) .................... 144,806 52,201,115
Lithia Motors, Inc. , Class A .................. 5,932 1,736,652
Lowe's Companies, Inc. .................... 127,934 28,600,925
Security Shares Value
a
Specialty Retail (continued)
Murphy USA, Inc. ........................ 4,145 $ 2,066,573
O'Reilly Automotive, Inc.
(a)
................... 13,091 18,526,383
Penske Automotive Group, Inc. ............... 4,174 649,767
RH
(a)
................................. 3,432 631,591
Ross Stores, Inc. ......................... 73,677 10,241,103
TJX Companies, Inc. (The) .................. 256,565 33,014,784
Tractor Supply Co. ........................ 120,826 6,116,212
Ulta Beauty, Inc.
(a)
........................ 10,475 4,144,329
Valvoline, Inc.
(a)
.......................... 28,852 988,469
Wayfair, Inc. , Class A
(a) (b)
.................... 21,988 663,158
Williams-Sonoma, Inc. ..................... 27,590 4,261,827
204,338,843
a
Textiles, Apparel & Luxury Goods  —  3 .0%
Amer Sports, Inc.
(a)
........................ 14,219 344,811
Birkenstock Holding PLC
(a) (b)
................. 9,064 466,162
Capri Holdings Ltd.
(a)
...................... 25,840 388,634
Carter's, Inc. ............................ 8,203 271,109
Columbia Sportswear Co. ................... 7,223 449,054
Crocs, Inc.
(a)
............................ 12,917 1,245,457
Deckers Outdoor Corp.
(a)
.................... 34,327 3,804,461
Lululemon Athletica, Inc.
(a)
................... 26,297 7,120,439
NIKE, Inc. , Class B ....................... 267,651 15,095,516
PVH Corp. ............................. 12,537 864,802
Ralph Lauren Corp. , Class A ................. 8,940 2,011,053
Skechers USA, Inc. , Class A
(a)
................ 29,817 1,431,812
Tapestry, Inc. ............................ 52,589 3,715,413
Under Armour, Inc. , Class A
(a)
................. 43,526 248,969
Under Armour, Inc. , Class C , NVS
(a)
............ 42,257 229,878
VF Corp. .............................. 78,946 937,878
38,625,448
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a) (b)
............. 10,080 1,157,285
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,404,549,438 ) ............................... 1,293,834,576
a
Short-Term Securities
Money Market Funds  —  5 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 74,250,872 74,280,572
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 1,184,126 1,184,126
a
Total Short-Term Securities — 5.8%
(Cost: $ 75,453,259 ) ................................. 75,464,698
Total Investments — 105.7%
(Cost: $ 1,480,002,697 ) ............................... 1,369,299,274
Liabilities in Excess of Other Assets — ( 5 .7 ) % ............... (74,262,303)
Net Assets — 100.0% ................................. $ 1,295,036,971
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
April 30, 2025
iShares
®
U.S. Consumer Discretionary ETF

2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .......... $ 16,069,342  $ 58,186,222
(a)
$ —  $ 20,444  $ 4,564  $ 74,280,572  74,250,872  $ 184,340
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... 775,221  408,905
(a)
—  —  —  1,184,126  1,184,126  93,514  —
$ 20,444  $ 4,564
$ 75,464,698
$ 277,854  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Discretionary Select Sector Index ............................................... 4 06/20/25 $ 801 $ 36,940
E-Mini S&P Communication Services Select Sector Index ........................................... 2 06/20/25 251 12,701
$ 49,641
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 49,641 $ — $ — $ — $ 49,641
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (1,135,823) $ — $ — $ — $ (1,135,823)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 65,956 $ — $ — $ — $ 65,956

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(continued)
April 30, 2025

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,396,131
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,293,834,576  $ —  $ —  $ 1,293,834,576
Short-Term Securities
Money Market Funds ...................................... 75,464,698  —  —  75,464,698
$ 1,369,299,274  $ —  $ —  $ 1,369,299,274
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 49,641  $ —  $ —  $ 49,641
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2025
iShares
®
U.S. Consumer Staples ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Beverages  —  25 .4%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 5,904 $ 1,451,203
Brown-Forman Corp. , Class A ................ 33,179 1,148,325
Brown-Forman Corp. , Class B , NVS ............ 117,894 4,107,427
Celsius Holdings, Inc.
(a) (b)
.................... 120,451 4,210,967
Coca-Cola Co. (The) ...................... 2,315,792 168,010,710
Coca-Cola Consolidated, Inc. ................. 4,131 5,600,851
Constellation Brands, Inc. , Class A ............. 107,726 20,202,934
Keurig Dr Pepper, Inc. ..................... 816,866 28,255,395
Molson Coors Beverage Co. , Class B ........... 116,995 6,730,722
Monster Beverage Corp.
(a)
................... 483,654 29,077,279
PepsiCo, Inc. ........................... 832,373 112,853,131
381,648,944
a
Chemicals  —  1 .9%
Corteva, Inc. ............................ 470,821 29,186,194
a
Consumer Staples Distribution & Retail  —  6 .6%
Albertsons Companies, Inc. , Class A ............ 286,239 6,291,533
Casey's General Stores, Inc. ................. 25,338 11,721,105
Grocery Outlet Holding Corp.
(a)
................ 64,672 1,085,843
Kroger Co. (The) ......................... 454,093 32,790,056
Performance Food Group Co.
(a)
............... 104,565 8,434,213
Sysco Corp. ............................ 336,397 24,018,746
U.S. Foods Holding Corp.
(a)
.................. 148,765 9,767,910
Walgreens Boots Alliance, Inc. ................ 489,456 5,369,332
99,478,738
a
Food Products  —  15 .5%
Archer-Daniels-Midland Co. .................. 326,348 15,583,117
Bunge Global SA ......................... 90,895 7,155,254
Conagra Brands, Inc. ...................... 326,002 8,055,510
Darling Ingredients, Inc.
(a)
................... 108,563 3,494,643
Flowers Foods, Inc. ....................... 128,602 2,262,109
Freshpet, Inc.
(a)
.......................... 31,907 2,346,441
General Mills, Inc. ........................ 377,439 21,415,889
Hershey Co. (The) ........................ 99,681 16,665,666
Hormel Foods Corp. ....................... 198,135 5,924,237
Ingredion, Inc. ........................... 44,782 5,947,945
J M Smucker Co. (The) ..................... 70,599 8,208,546
Kellanova .............................. 179,413 14,850,014
Kraft Heinz Co. (The) ...................... 608,314 17,701,937
Lamb Weston Holdings, Inc. ................. 97,137 5,129,805
McCormick & Co., Inc. , NVS ................. 172,399 13,216,107
Mondelez International, Inc. , Class A ............ 904,527 61,625,425
Pilgrim's Pride Corp. ....................... 28,105 1,533,971
Post Holdings, Inc.
(a)
....................... 35,670 4,036,774
Seaboard Corp. .......................... 183 473,234
Smithfield Foods, Inc. ...................... 17,458 387,742
The Campbell's Company ................... 131,249 4,785,339
Security Shares Value
a
Food Products (continued)
Tyson Foods, Inc. , Class A .................. 192,560 $ 11,792,374
232,592,079
a
Health Care Providers & Services  —  10 .2%
Cencora, Inc. ........................... 118,572 34,702,467
CVS Health Corp. ........................ 853,467 56,934,784
McKesson Corp. ......................... 85,899 61,227,948
152,865,199
a
Household Products  —  22 .4%
Church & Dwight Co., Inc. ................... 166,974 16,587,197
Clorox Co. (The) ......................... 84,986 12,093,508
Colgate-Palmolive Co. ..................... 551,513 50,843,983
Kimberly-Clark Corp. ...................... 226,833 29,892,053
Procter & Gamble Co. (The) ................. 1,387,605 225,582,945
Reynolds Consumer Products, Inc. ............. 37,065 852,495
Spectrum Brands Holdings, Inc. ............... 18,135 1,144,319
336,996,500
a
Personal Care Products  —  2 .5%
BellRing Brands, Inc.
(a)
..................... 88,048 6,792,023
Kenvue, Inc. ............................ 1,310,676 30,931,953
37,723,976
a
Tobacco  —  15 .2%
Altria Group, Inc. ......................... 1,142,064 67,553,085
Philip Morris International, Inc. ................ 933,755 160,008,257
227,561,342
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,502,192,310 ) ............................... 1,498,052,972
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 511,597 511,802
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 1,757,976 1,757,976
a
Total Short-Term Securities — 0.1%
(Cost: $ 2,269,769 ) .................................. 2,269,778
Total Investments — 99.8%
(Cost: $ 1,504,462,079 ) ............................... 1,500,322,750
Other Assets Less Liabilities — 0 .2% ..................... 2,449,266
Net Assets — 100.0% ................................. $ 1,502,772,016
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(continued)
April 30, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 2,040,156  $ —  $ (1,517,102)
(a)
$ (11,261) $ 9  $ 511,802  511,597  $ 24,504
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 1,692,734  65,242
(a)
—  —  —  1,757,976  1,757,976  97,634  —
$ (11,261) $ 9
$ 2,269,778
$ 122,138  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index .................................................. 55 06/20/25 $ 4,562 $ 75,954
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 75,954 $ — $ — $ — $ 75,954
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (85,072) $ — $ — $ — $ (85,072)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 56,171 $ — $ — $ — $ 56,171

Schedule of Investments
(continued)
April 30, 2025
iShares
®
U.S. Consumer Staples ETF

2025
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,764,515
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,498,052,972  $ —  $ —  $ 1,498,052,972
Short-Term Securities
Money Market Funds ...................................... 2,269,778  —  —  2,269,778
$ 1,500,322,750  $ —  $ —  $ 1,500,322,750
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 75,954  $ —  $ —  $ 75,954
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Energy ETF
Schedule of Investments
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Energy Equipment & Services  —  7 .6%
Baker Hughes Co. , Class A .................. 708,496 $ 25,080,758
Halliburton Co. .......................... 625,753 12,402,425
NOV, Inc. .............................. 274,615 3,188,280
Schlumberger N.V. ........................ 1,002,237 33,324,380
TechnipFMC PLC ........................ 300,528 8,465,874
Weatherford International PLC ................ 51,159 2,117,983
84,579,700
a
Oil, Gas & Consumable Fuels  —  91 .0%
Antero Midstream Corp. .................... 240,277 3,976,584
Antero Resources Corp.
(a)
................... 205,958 7,173,517
APA Corp. ............................. 257,138 3,995,924
Cheniere Energy, Inc. ...................... 158,565 36,645,957
Chevron Corp. ........................... 1,162,353 158,149,749
Chord Energy Corp. ....................... 43,033 3,882,868
Civitas Resources, Inc. ..................... 68,312 1,861,502
ConocoPhillips .......................... 918,922 81,894,329
Coterra Energy, Inc. ....................... 518,135 12,725,396
Devon Energy Corp. ....................... 442,124 13,444,991
Diamondback Energy, Inc. ................... 133,877 17,673,103
DT Midstream, Inc. ........................ 71,579 6,957,479
EOG Resources, Inc. ...................... 397,726 43,881,110
EQT Corp. ............................. 418,287 20,680,109
Expand Energy Corp. ...................... 163,727 17,011,235
Exxon Mobil Corp. ........................ 2,484,601 262,448,404
Hess Corp. ............................. 198,301 25,590,744
HF Sinclair Corp. ......................... 109,600 3,295,672
Kinder Morgan, Inc. ....................... 1,376,114 36,191,798
Marathon Petroleum Corp. .................. 228,099 31,343,084
Matador Resources Co. .................... 83,321 3,294,512
New Fortress Energy, Inc. , Class A ............. 60,126 326,484
Occidental Petroleum Corp. .................. 483,261 19,045,316
ONEOK, Inc. ............................ 440,184 36,165,517
Ovintiv, Inc. ............................. 184,338 6,190,070
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Permian Resources Corp. , Class A ............. 464,858 $ 5,485,324
Phillips 66 .............................. 293,037 30,493,430
Range Resources Corp. .................... 168,382 5,713,201
Targa Resources Corp. ..................... 153,553 26,242,208
Texas Pacific Land Corp.
(b)
.................. 13,332 17,183,215
Valero Energy Corp. ....................... 224,073 26,012,635
Viper Energy, Inc. , Class A .................. 90,346 3,643,654
Williams Companies, Inc. (The) ............... 863,902 50,598,740
1,019,217,861
a
Semiconductors & Semiconductor Equipment  —  1 .2%
Enphase Energy, Inc.
(a)
..................... 93,414 4,165,330
First Solar, Inc.
(a)
......................... 75,697 9,524,197
13,689,527
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,061,140,353 ) ............................... 1,117,487,088
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 5,387,901 5,390,056
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 1,689,529 1,689,529
a
Total Short-Term Securities — 0.6%
(Cost: $ 7,079,575 ) .................................. 7,079,585
Total Investments — 100.4%
(Cost: $ 1,068,219,928 ) ............................... 1,124,566,673
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (4,978,734)
Net Assets — 100.0% ................................. $ 1,119,587,939
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,410,702 $ — $ (1,014,031)
(a)
$ (4,849) $ (1,766) $ 5,390,056 5,387,901 $ 29,549
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,649,376 40,153
(a)
— — — 1,689,529 1,689,529 97,913 —
$ (4,849) $ (1,766)
$ 7,079,585
$ 127,462 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2025
iShares
®
U.S. Energy ETF

2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 24 06/20/25 $ 2,031 $ (138,411)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 138,411 $ — $ — $ — $ 138,411
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (862,409) $ — $ — $ — $ (862,409)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (165,949) $ — $ — $ — $ (165,949)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,517,100
a

iShares
®
U.S. Energy ETF
Schedule of Investments
(continued)
April 30, 2025

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,117,487,088  $ —  $ —  $ 1,117,487,088
Short-Term Securities
Money Market Funds ...................................... 7,079,585  —  —  7,079,585
$ 1,124,566,673  $ —  $ —  $ 1,124,566,673
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (138,411) $ —  $ —  $ (138,411)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2025
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Banks  —  29 .6%
Bank of America Corp. ..................... 1,791,435 $ 71,442,428
Bank OZK ............................. 28,553 1,216,358
BOK Financial Corp. ....................... 6,847 637,935
Citigroup, Inc. ........................... 508,695 34,784,564
Citizens Financial Group, Inc. ................ 119,710 4,416,102
Comerica, Inc. ........................... 35,280 1,896,300
Commerce Bancshares, Inc. ................. 34,294 2,083,018
Cullen/Frost Bankers, Inc. ................... 17,049 1,985,697
East West Bancorp, Inc. .................... 37,474 3,205,901
Fifth Third Bancorp ....................... 181,000 6,505,140
First Citizens BancShares, Inc. , Class A .......... 3,139 5,584,720
First Financial Bankshares, Inc. ............... 33,689 1,128,918
First Horizon Corp. ........................ 143,362 2,591,985
FNB Corp. ............................. 102,227 1,338,151
Glacier Bancorp, Inc. ...................... 29,861 1,217,134
Home BancShares, Inc. .................... 52,794 1,465,033
Huntington Bancshares, Inc. ................. 395,845 5,751,628
JPMorgan Chase & Co. .................... 756,090 184,954,736
KeyCorp ............................... 266,904 3,960,855
M&T Bank Corp. ......................... 45,185 7,670,606
Pinnacle Financial Partners, Inc. ............... 20,317 2,036,576
PNC Financial Services Group, Inc. (The) ........ 107,518 17,277,067
Popular, Inc. ............................ 19,301 1,841,701
Prosperity Bancshares, Inc. .................. 26,890 1,825,831
Regions Financial Corp. .................... 249,486 5,092,009
SouthState Corp. ......................... 26,346 2,286,306
Synovus Financial Corp. .................... 37,771 1,636,240
TFS Financial Corp. ....................... 19,783 256,388
Truist Financial Corp. ...................... 356,158 13,655,098
U.S. Bancorp ........................... 422,161 17,029,975
UMB Financial Corp. ...................... 18,331 1,733,563
United Bankshares, Inc. .................... 38,654 1,325,446
Valley National Bancorp .................... 127,169 1,093,653
Webster Financial Corp. .................... 45,588 2,156,312
Wells Fargo & Co. ........................ 889,602 63,170,638
Western Alliance Bancorp ................... 28,984 2,020,475
Wintrust Financial Corp. .................... 18,044 2,005,951
Zions Bancorp NA ........................ 39,182 1,762,015
482,042,453
a
Capital Markets  —  29 .5%
Affiliated Managers Group, Inc. ............... 8,381 1,388,145
Ameriprise Financial, Inc. ................... 26,180 12,331,304
Ares Management Corp. , Class A .............. 50,658 7,726,865
Bank of New York Mellon Corp. (The) ........... 195,024 15,681,880
BlackRock, Inc.
(a)
......................... 39,368 35,992,588
Blackstone, Inc. .......................... 197,690 26,037,750
Blue Owl Capital, Inc. , Class A ................ 141,187 2,616,195
Carlyle Group, Inc. (The) .................... 56,478 2,182,310
Cboe Global Markets, Inc. ................... 28,356 6,289,361
Charles Schwab Corp. (The) ................. 460,902 37,517,423
CME Group, Inc. , Class A ................... 97,748 27,084,016
Coinbase Global, Inc. , Class A
(b)
............... 56,732 11,510,356
Evercore, Inc. , Class A ..................... 9,387 1,927,057
FactSet Research Systems, Inc. ............... 10,223 4,418,585
Franklin Resources, Inc. .................... 84,061 1,576,984
Goldman Sachs Group, Inc. (The) ............. 84,516 46,276,736
Hamilton Lane, Inc. , Class A ................. 11,925 1,842,293
Houlihan Lokey, Inc. , Class A ................. 14,488 2,348,215
Interactive Brokers Group, Inc. , Class A .......... 29,631 5,092,087
Intercontinental Exchange, Inc. ............... 155,824 26,173,757
Invesco Ltd. ............................ 122,730 1,709,629
Security Shares Value
a
Capital Markets (continued)
Janus Henderson Group PLC ................ 36,518 $ 1,212,763
Jefferies Financial Group, Inc. ................ 44,928 2,099,485
KKR & Co., Inc. .......................... 182,833 20,892,327
Lazard, Inc. ............................ 31,477 1,224,455
LPL Financial Holdings, Inc. .................. 21,438 6,855,658
MarketAxess Holdings, Inc. .................. 10,269 2,275,508
Moody's Corp. ........................... 41,916 18,992,978
Morgan Stanley .......................... 335,264 38,696,171
Morningstar, Inc. ......................... 7,577 2,157,324
MSCI, Inc. ............................. 20,928 11,408,062
Nasdaq, Inc. ............................ 112,940 8,607,157
Northern Trust Corp. ....................... 53,804 5,056,500
Raymond James Financial, Inc. ............... 50,327 6,896,812
Robinhood Markets, Inc. , Class A
(b)
............. 192,610 9,459,077
S&P Global, Inc. ......................... 85,172 42,590,259
SEI Investments Co. ....................... 25,810 2,020,665
State Street Corp. ........................ 78,833 6,945,187
Stifel Financial Corp. ...................... 28,438 2,436,852
T Rowe Price Group, Inc. ................... 61,626 5,456,982
TPG, Inc. , Class A ........................ 25,516 1,185,218
Tradeweb Markets, Inc. , Class A ............... 31,547 4,362,950
Virtu Financial, Inc. , Class A .................. 24,001 939,639
479,495,565
a
Consumer Finance  —  5 .4%
Ally Financial, Inc. ........................ 74,365 2,428,761
American Express Co. ..................... 149,993 39,959,635
Capital One Financial Corp. .................. 103,088 18,582,643
Credit Acceptance Corp.
(b) (c)
.................. 1,649 803,756
Discover Financial Services .................. 67,701 12,366,942
FirstCash Holdings, Inc. .................... 11,039 1,478,784
OneMain Holdings, Inc. ..................... 33,760 1,589,083
SLM Corp. ............................. 58,968 1,704,765
SoFi Technologies, Inc.
(b) (c)
................... 293,097 3,666,643
Synchrony Financial ....................... 106,071 5,510,388
88,091,400
a
Financial Services  —  35 .2%
Apollo Global Management, Inc. ............... 120,648 16,466,039
Berkshire Hathaway, Inc. , Class B
(b) (c)
........... 495,790 264,380,018
Equitable Holdings, Inc. .................... 82,297 4,069,587
Essent Group Ltd. ........................ 28,736 1,635,940
Mastercard, Inc. , Class A .................... 220,364 120,772,694
MGIC Investment Corp. .................... 70,564 1,757,749
Radian Group, Inc. ........................ 41,750 1,333,495
Rocket Companies, Inc. , Class A
(c)
............. 37,856 488,721
UWM Holdings Corp. , Class A ................ 25,301 118,915
Visa, Inc. , Class A ........................ 466,233 161,083,501
Voya Financial, Inc. ....................... 26,934 1,594,493
573,701,152
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,289,445,578 ) ............................... 1,623,330,570

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(continued)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(a) (d) (e)
..................... 5,459,623 $ 5,461,807
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (d)
............................ 3,805,423 3,805,423
a
Total Short-Term Securities — 0.6%
(Cost: $ 9,266,823 ) .................................. 9,267,230
Total Investments — 100.3%
(Cost: $ 1,298,712,401 ) ............................... 1,632,597,800
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (4,587,141)
Net Assets — 100.0% ................................. $ 1,628,010,659
(a)
Affiliate of the Fund.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 112,517,948 $ — $ (107,063,362)
(a)
$ (4,281) $ 11,502 $ 5,461,807 5,459,623 $ 17,726
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 3,118,749 686,674
(a)
— — — 3,805,423 3,805,423 131,402 —
BlackRock, Inc. .... 27,590,393 6,118,993 (3,073,234) 312,878 5,043,558 35,992,588 39,368 770,834 —
$ 308,597 $ 5,055,060
$ 45,259,818
$ 919,962 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 30 06/20/25 $ 4,529 $ 168,816
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 168,816 $ — $ — $ — $ 168,816
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
April 30, 2025
iShares
®
U.S. Financial Services ETF

2025
iShares Annual Financial Statements and Additional Information
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 323,110 $ — $ — $ — $ 323,110
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 229,390 $ — $ — $ — $ 229,390
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,575,439
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,623,330,570  $ —  $ —  $ 1,623,330,570
Short-Term Securities
Money Market Funds ...................................... 9,267,230  —  —  9,267,230
$ 1,632,597,800  $ —  $ —  $ 1,632,597,800
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 168,816  $ —  $ —  $ 168,816
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Financials ETF
Schedule of Investments
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  29 .1%
Bank of America Corp. ..................... 3,944,311 $ 157,299,123
Bank OZK ............................. 63,208 2,692,661
BOK Financial Corp. ....................... 14,717 1,371,183
Citigroup, Inc. ........................... 1,126,178 77,008,052
Citizens Financial Group, Inc. ................ 264,540 9,758,881
Columbia Banking System, Inc. ............... 129,316 2,899,265
Comerica, Inc. ........................... 81,051 4,356,491
Commerce Bancshares, Inc. ................. 75,361 4,577,427
Cullen/Frost Bankers, Inc. ................... 36,018 4,195,016
East West Bancorp, Inc. .................... 83,603 7,152,237
Fifth Third Bancorp ....................... 401,827 14,441,662
First Citizens BancShares, Inc. , Class A .......... 6,863 12,210,238
First Hawaiian, Inc. ....................... 81,028 1,852,300
First Horizon Corp. ........................ 316,329 5,719,228
FNB Corp. ............................. 221,038 2,893,387
Huntington Bancshares, Inc. ................. 858,726 12,477,289
JPMorgan Chase & Co. .................... 1,260,308 308,296,543
KeyCorp ............................... 558,643 8,290,262
M&T Bank Corp. ......................... 98,871 16,784,341
NU Holdings Ltd. , Class A
(a) (b)
................. 1,930,121 23,991,404
Pinnacle Financial Partners, Inc. ............... 46,253 4,636,401
PNC Financial Services Group, Inc. (The) ........ 236,259 37,964,459
Popular, Inc. ............................ 42,534 4,058,594
Prosperity Bancshares, Inc. .................. 54,981 3,733,210
Regions Financial Corp. .................... 540,397 11,029,503
Synovus Financial Corp. .................... 87,147 3,775,208
TFS Financial Corp. ....................... 39,770 515,419
Truist Financial Corp. ...................... 794,106 30,446,024
U.S. Bancorp ........................... 927,656 37,421,643
Webster Financial Corp. .................... 104,155 4,926,531
Wells Fargo & Co. ........................ 1,957,163 138,978,145
Western Alliance Bancorp ................... 65,567 4,570,675
Wintrust Financial Corp. .................... 39,701 4,413,560
Zions Bancorp NA ........................ 86,007 3,867,735
968,604,097
a
Capital Markets  —  31 .3%
Affiliated Managers Group, Inc. ............... 18,359 3,040,801
Ameriprise Financial, Inc. ................... 57,239 26,960,714
Ares Management Corp. , Class A .............. 110,056 16,786,842
Bank of New York Mellon Corp. (The) ........... 427,553 34,379,537
BlackRock, Inc.
(c)
......................... 87,858 80,325,055
Blackstone, Inc. .......................... 429,424 56,559,435
Blue Owl Capital, Inc. , Class A ................ 318,399 5,899,933
Carlyle Group, Inc. (The) .................... 133,376 5,153,649
Cboe Global Markets, Inc. ................... 62,763 13,920,833
Charles Schwab Corp. (The) ................. 985,919 80,253,807
CME Group, Inc. , Class A ................... 213,885 59,263,256
Coinbase Global, Inc. , Class A
(a)
............... 120,491 24,446,419
Evercore, Inc. , Class A ..................... 21,087 4,328,950
FactSet Research Systems, Inc. ............... 22,599 9,767,740
Franklin Resources, Inc. .................... 190,634 3,576,294
Goldman Sachs Group, Inc. (The) ............. 179,501 98,285,773
Houlihan Lokey, Inc. , Class A ................. 32,299 5,235,022
Interactive Brokers Group, Inc. , Class A .......... 62,799 10,792,008
Intercontinental Exchange, Inc. ............... 338,062 56,784,274
Invesco Ltd. ............................ 217,500 3,029,775
Janus Henderson Group PLC ................ 79,448 2,638,468
Jefferies Financial Group, Inc. ................ 106,274 4,966,184
KKR & Co., Inc. .......................... 400,698 45,787,760
Lazard, Inc. ............................ 68,221 2,653,797
LPL Financial Holdings, Inc. .................. 47,071 15,052,835
Security Shares Value
a
Capital Markets (continued)
MarketAxess Holdings, Inc. .................. 22,515 $ 4,989,099
Moody's Corp. ........................... 94,045 42,613,670
Morgan Stanley .......................... 682,446 78,767,917
Morningstar, Inc. ......................... 16,292 4,638,658
MSCI, Inc. ............................. 45,245 24,663,502
Nasdaq, Inc. ............................ 244,989 18,670,612
Northern Trust Corp. ....................... 115,211 10,827,530
Raymond James Financial, Inc. ............... 120,515 16,515,376
Robinhood Markets, Inc. , Class A
(a)
............. 399,632 19,625,928
S&P Global, Inc. ......................... 186,244 93,131,312
SEI Investments Co. ....................... 59,416 4,651,679
State Street Corp. ........................ 174,142 15,341,910
Stifel Financial Corp. ...................... 60,321 5,168,906
T Rowe Price Group, Inc. ................... 130,509 11,556,572
TPG, Inc. , Class A ........................ 53,178 2,470,118
Tradeweb Markets, Inc. , Class A ............... 69,929 9,671,181
Virtu Financial, Inc. , Class A .................. 51,016 1,997,276
XP, Inc. , Class A ......................... 251,105 4,042,790
1,039,233,197
a
Consumer Finance  —  1 .5%
Ally Financial, Inc. ........................ 163,205 5,330,275
Credit Acceptance Corp.
(a) (b)
.................. 3,898 1,899,963
Discover Financial Services .................. 148,757 27,173,441
OneMain Holdings, Inc. ..................... 69,587 3,275,460
SLM Corp. ............................. 125,359 3,624,129
SoFi Technologies, Inc.
(a) (b)
.................. 646,038 8,081,936
49,385,204
a
Financial Services  —  14 .4%
Apollo Global Management, Inc. ............... 310,427 42,367,077
Berkshire Hathaway, Inc. , Class B
(a)
............ 784,676 418,428,478
Equitable Holdings, Inc. .................... 157,136 7,770,375
MGIC Investment Corp. .................... 154,160 3,840,126
Rocket Companies, Inc. , Class A
(b)
............. 91,400 1,179,974
UWM Holdings Corp. , Class A ................ 81,522 383,153
Voya Financial, Inc. ....................... 59,205 3,504,936
477,474,119
a
Insurance  —  22 .4%
Aflac, Inc. .............................. 328,449 35,695,837
Allstate Corp. (The) ....................... 156,255 30,999,429
American Financial Group, Inc. ............... 43,580 5,519,843
American International Group, Inc. ............. 370,989 30,243,023
Aon PLC , Class A ........................ 116,824 41,447,987
Arch Capital Group Ltd. .................... 214,577 19,457,842
Arthur J Gallagher & Co. .................... 146,262 46,904,761
Assurant, Inc. ........................... 31,039 5,982,457
Assured Guaranty Ltd. ..................... 31,168 2,734,369
Axis Capital Holdings Ltd. ................... 46,798 4,507,583
Brighthouse Financial, Inc.
(a)
................. 37,854 2,203,860
Brown & Brown, Inc. ....................... 142,070 15,712,942
Chubb Ltd. ............................. 240,769 68,879,195
Cincinnati Financial Corp. ................... 91,062 12,676,741
CNA Financial Corp. ....................... 15,451 744,120
Everest Group Ltd. ........................ 25,573 9,176,360
Fidelity National Financial, Inc. ................ 154,322 9,884,324
First American Financial Corp. ................ 58,907 3,582,135
Globe Life, Inc. .......................... 50,277 6,201,165
Hanover Insurance Group, Inc. (The) ........... 21,947 3,645,397
Hartford Insurance Group, Inc. (The) ............ 172,176 21,120,830
Kemper Corp. ........................... 38,263 2,262,109
Kinsale Capital Group, Inc.
(b)
................. 13,349 5,810,286
Lincoln National Corp. ..................... 77,653 2,474,801
Loews Corp. ............................ 107,890 9,368,089

Schedule of Investments
(continued)
April 30, 2025
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Insurance (continued)
Markel Group, Inc.
(a)
....................... 7,515 $ 13,666,779
Marsh & McLennan Companies, Inc. ............ 293,388 66,150,192
MetLife, Inc. ............................ 344,355 25,954,036
Old Republic International Corp. ............... 140,775 5,293,140
Primerica, Inc. ........................... 20,179 5,288,310
Principal Financial Group, Inc. ................ 134,944 10,006,098
Progressive Corp. (The) .................... 347,834 97,998,751
Prudential Financial, Inc. .................... 213,800 21,959,398
Reinsurance Group of America, Inc. ............ 39,712 7,438,455
RenaissanceRe Holdings Ltd. ................ 30,962 7,490,637
RLI Corp. .............................. 50,795 3,759,338
Ryan Specialty Holdings, Inc. , Class A ........... 62,420 4,089,134
Travelers Companies, Inc. (The) ............... 134,493 35,523,636
Unum Group ............................ 107,969 8,384,873
W R Berkley Corp. ........................ 174,759 12,528,473
White Mountains Insurance Group Ltd. .......... 1,504 2,658,245
Willis Towers Watson PLC ................... 59,879 18,430,756
743,855,736
a
Mortgage REITs  —  0 .6%
AGNC Investment Corp. .................... 528,230 4,664,271
Annaly Capital Management, Inc. .............. 339,401 6,652,260
Rithm Capital Corp. ....................... 319,092 3,567,448
Starwood Property Trust, Inc. ................. 195,422 3,750,148
18,634,127
a
Security Shares Value
a
Professional Services  —  0 .5%
Broadridge Financial Solutions, Inc. ............ 69,641 $ 16,880,978
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,087,112,924 ) ............................... 3,314,067,458
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 7,445,738 7,448,716
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 6,318,018 6,318,018
a
Total Short-Term Securities — 0.4%
(Cost: $ 13,765,636 ) ................................. 13,766,734
Total Investments — 100.2%
(Cost: $ 3,100,878,560 ) ............................... 3,327,834,192
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (5,143,544)
Net Assets — 100.0% ................................. $ 3,322,690,648
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 3,841,819 $ 3,610,511
(a)
$ — $ (3,784) $ 170 $ 7,448,716 7,445,738 $ 28,895
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 8,683,834 — (2,365,816)
(a)
— — 6,318,018 6,318,018 377,216 —
BlackRock, Inc. .... 60,258,759 58,488,705 (50,684,641) 7,458,057 4,804,175 80,325,055 87,858 1,851,683 —
$ 7,454,273 $ 4,804,345
$ 94,091,789
$ 2,257,794 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Financials ETF
Schedule of Investments
(continued)
April 30, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 51 06/20/25 $ 7,699 $ 199,781
E-Mini S&P MidCap 400 Index ............................................................. 3 06/20/25 857 39,389
$ 239,170
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 239,170 $ — $ — $ — $ 239,170
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 875,206 $ — $ — $ — $ 875,206
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 364,154 $ — $ — $ — $ 364,154
Futures contracts
Average notional value of contracts — long ................................................................................... $ 9,892,121
a

Schedule of Investments
(continued)
April 30, 2025
iShares
®
U.S. Financials ETF

2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,314,067,458  $ —  $ —  $ 3,314,067,458
Short-Term Securities
Money Market Funds ...................................... 13,766,734  —  —  13,766,734
$ 3,327,834,192  $ —  $ —  $ 3,327,834,192
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 239,170  $ —  $ —  $ 239,170
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Healthcare ETF
Schedule of Investments
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  19 .0%
AbbVie, Inc. ............................ 1,001,041 $ 195,303,099
Alnylam Pharmaceuticals, Inc.
(a)
............... 72,742 19,148,604
Amgen, Inc. ............................ 303,010 88,151,669
Apellis Pharmaceuticals, Inc.
(a)
................ 60,282 1,158,017
Biogen, Inc.
(a)
........................... 82,286 9,963,189
BioMarin Pharmaceutical, Inc.
(a)
............... 106,638 6,791,774
Exact Sciences Corp.
(a)
..................... 103,260 4,712,786
Exelixis, Inc.
(a)
........................... 158,370 6,200,185
Gilead Sciences, Inc. ...................... 705,120 75,123,485
GRAIL, Inc.
(a) (b)
.......................... 15,433 532,361
Incyte Corp.
(a)
........................... 89,895 5,632,821
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 87,972 2,701,620
Moderna, Inc.
(a)
.......................... 182,977 5,222,164
Natera, Inc.
(a) (b)
.......................... 64,657 9,758,681
Neurocrine Biosciences, Inc.
(a)
................ 56,361 6,069,516
Regeneron Pharmaceuticals, Inc. .............. 59,051 35,357,377
Roivant Sciences Ltd.
(a) (b)
................... 235,882 2,740,949
Sarepta Therapeutics, Inc.
(a)
................. 51,537 3,215,909
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 49,822 1,942,062
United Therapeutics Corp.
(a)
.................. 24,645 7,469,653
Vertex Pharmaceuticals, Inc.
(a)
................ 146,094 74,434,893
Viking Therapeutics, Inc.
(a)
................... 59,917 1,729,804
563,360,618
a
Health Care Equipment & Supplies  —  23 .1%
Abbott Laboratories ....................... 977,268 127,777,791
Align Technology, Inc.
(a)
..................... 42,279 7,326,951
Baxter International, Inc. .................... 287,577 8,963,775
Becton Dickinson & Co. .................... 163,331 33,824,217
Boston Scientific Corp.
(a)
.................... 829,848 85,366,464
Cooper Companies, Inc. (The)
(a)
............... 110,094 8,991,377
Dentsply Sirona, Inc. ...................... 111,579 1,550,948
Dexcom, Inc.
(a)
.......................... 220,343 15,728,083
Edwards Lifesciences Corp.
(a)
................ 330,458 24,946,274
Enovis Corp.
(a) (b)
.......................... 31,872 1,102,453
Envista Holdings Corp.
(a) (b)
................... 97,311 1,564,761
GE HealthCare Technologies, Inc. ............. 256,788 18,059,900
Globus Medical, Inc. , Class A
(a)
............... 63,350 4,546,630
Hologic, Inc.
(a)
........................... 125,628 7,311,550
IDEXX Laboratories, Inc.
(a)
................... 45,914 19,864,692
Inspire Medical Systems, Inc.
(a) (b)
.............. 16,438 2,603,450
Insulet Corp.
(a)
........................... 39,452 9,953,345
Intuitive Surgical, Inc.
(a)
..................... 199,609 102,958,322
Masimo Corp.
(a)
.......................... 24,517 3,946,256
Medtronic PLC .......................... 725,248 61,472,021
Penumbra, Inc.
(a)
......................... 20,851 6,106,007
QuidelOrtho Corp.
(a)
....................... 37,156 1,032,565
ResMed, Inc. ........................... 82,119 19,428,534
Solventum Corp.
(a) (b)
....................... 78,315 5,178,188
STERIS PLC ............................ 55,658 12,508,579
Stryker Corp. ........................... 204,452 76,448,692
Teleflex, Inc. ............................ 26,229 3,594,684
Zimmer Biomet Holdings, Inc. ................ 111,860 11,527,173
683,683,682
a
Health Care Providers & Services  —  16 .2%
Acadia Healthcare Co., Inc.
(a)
................. 51,105 1,195,857
Amedisys, Inc.
(a) (b)
........................ 18,135 1,721,011
Cardinal Health, Inc. ....................... 137,550 19,434,439
Centene Corp.
(a)
......................... 285,021 17,058,507
Chemed Corp. ........................... 8,279 4,814,321
Cigna Group (The) ........................ 152,006 51,688,120
DaVita, Inc.
(a) (b)
.......................... 26,635 3,770,184
Security Shares Value
a
Health Care Providers & Services (continued)
Elevance Health, Inc. ...................... 131,364 $ 55,249,071
Encompass Health Corp. ................... 55,935 6,543,836
HCA Healthcare, Inc. ...................... 104,583 36,089,502
Henry Schein, Inc.
(a) (b)
...................... 69,499 4,515,350
Humana, Inc. ........................... 68,098 17,858,020
Labcorp Holdings, Inc. ..................... 47,463 11,439,058
Molina Healthcare, Inc.
(a)
.................... 31,998 10,463,666
Premier, Inc. , Class A ...................... 54,144 1,101,830
Quest Diagnostics, Inc. ..................... 62,680 11,170,830
Tenet Healthcare Corp.
(a)
.................... 53,703 7,676,844
UnitedHealth Group, Inc. .................... 519,633 213,797,801
Universal Health Services, Inc. , Class B ......... 32,000 5,666,240
481,254,487
a
Health Care Technology  —  0 .8%
Certara, Inc.
(a) (b)
.......................... 68,804 953,624
Doximity, Inc. , Class A
(a)
.................... 70,722 4,022,667
Veeva Systems, Inc. , Class A
(a)
............... 83,309 19,468,480
24,444,771
a
Life Sciences Tools & Services  —  9 .0%
10X Genomics, Inc. , Class A
(a)
................ 60,192 497,788
Agilent Technologies, Inc. ................... 162,199 17,452,613
Avantor, Inc.
(a) (b)
.......................... 383,107 4,976,560
Azenta, Inc.
(a) (b)
.......................... 22,486 592,281
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 10,716 2,615,561
Bio-Techne Corp. ......................... 88,419 4,451,897
Bruker Corp. ............................ 61,338 2,457,200
Charles River Laboratories International, Inc.
(a)
..... 28,820 3,418,629
Danaher Corp. .......................... 364,710 72,697,644
Fortrea Holdings, Inc.
(a)
..................... 49,041 305,526
Illumina, Inc.
(a)
........................... 89,762 6,965,531
IQVIA Holdings, Inc.
(a)
...................... 101,782 15,783,335
Medpace Holdings, Inc.
(a)
................... 14,401 4,441,124
QIAGEN N.V.
(a)
.......................... 122,363 5,231,018
Repligen Corp.
(a) (b)
........................ 31,568 4,356,068
Revvity, Inc. ............................ 68,552 6,404,813
Sotera Health Co.
(a) (b)
...................... 84,760 974,740
Thermo Fisher Scientific, Inc. ................. 215,771 92,565,759
Waters Corp.
(a) (b)
......................... 33,305 11,581,148
West Pharmaceutical Services, Inc. ............ 40,986 8,659,932
266,429,167
a
Pharmaceuticals  —  31 .7%
Bristol-Myers Squibb Co. .................... 1,145,999 57,529,150
Elanco Animal Health, Inc.
(a)
.................. 276,782 2,623,893
Eli Lilly & Co. ........................... 452,337 406,628,346
Jazz Pharmaceuticals PLC
(a)
................. 33,219 3,885,294
Johnson & Johnson ....................... 1,362,981 213,047,560
Merck & Co., Inc. ......................... 1,432,699 122,065,955
Organon & Co. .......................... 145,467 1,880,888
Perrigo Co. PLC ......................... 76,627 1,970,847
Pfizer, Inc. ............................. 3,203,366 78,194,164
Royalty Pharma PLC , Class A ................ 218,057 7,156,631
Viatris, Inc. ............................. 669,467 5,636,912
Zoetis, Inc. , Class A ....................... 255,117 39,900,299
940,519,939
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,027,935,120 ) ............................... 2,959,692,664

Schedule of Investments
(continued)
April 30, 2025
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 26,981,326 $ 26,992,119
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 4,262,468 4,262,468
a
Total Short-Term Securities — 1.0%
(Cost: $ 31,237,640 ) ................................. 31,254,587
Total Investments — 100.8%
(Cost: $ 3,059,172,760 ) ............................... 2,990,947,251
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (24,321,824)
Net Assets — 100.0% ................................. $ 2,966,625,427
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 45,519,962  $ —  $ (18,522,343)
(a)
$ (8,992) $ 3,492  $ 26,992,119  26,981,326  $ 96,661
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 4,905,810  —  (643,342)
(a)
—  —  4,262,468  4,262,468  242,914  —
$ (8,992) $ 3,492
$ 31,254,587
$ 339,575  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 47 06/20/25 $ 6,696 $ (76,840)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 76,840 $ — $ — $ — $ 76,840
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(continued)
April 30, 2025

Schedule of Investments
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (361,740) $ — $ — $ — $ (361,740)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 89,732 $ — $ — $ — $ 89,732
Futures contracts
Average notional value of contracts — long ................................................................................... $ 8,472,380
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,959,692,664  $ —  $ —  $ 2,959,692,664
Short-Term Securities
Money Market Funds ...................................... 31,254,587  —  —  31,254,587
$ 2,990,947,251  $ —  $ —  $ 2,990,947,251
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (76,840) $ —  $ —  $ (76,840)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2025
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  16 .7%
ATI, Inc.
(a)
.............................. 28,051 $ 1,525,413
Axon Enterprise, Inc.
(a)
..................... 16,503 10,121,290
Boeing Co. (The)
(a)
........................ 170,231 31,193,128
BWX Technologies, Inc. .................... 20,725 2,261,512
Curtiss-Wright Corp. ....................... 8,673 2,991,231
General Dynamics Corp. .................... 62,127 16,905,999
General Electric Co. ....................... 244,921 49,361,378
HEICO Corp. ........................... 10,059 2,522,395
HEICO Corp. , Class A ...................... 18,466 3,710,373
Howmet Aerospace, Inc. .................... 92,173 12,773,334
Huntington Ingalls Industries, Inc. .............. 8,858 2,040,352
L3Harris Technologies, Inc. .................. 43,077 9,477,802
Loar Holdings, Inc.
(a) (b)
...................... 7,960 752,857
Lockheed Martin Corp. ..................... 47,982 22,923,401
Northrop Grumman Corp. ................... 31,062 15,111,663
RTX Corp. ............................. 302,575 38,163,785
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
...... 26,674 960,264
Standardaero, Inc.
(a)
....................... 23,929 646,562
Textron, Inc. ............................ 42,472 2,988,755
TransDigm Group, Inc. ..................... 12,386 17,502,285
Woodward, Inc. .......................... 13,395 2,512,500
246,446,279
a
Air Freight & Logistics  —  2 .3%
CH Robinson Worldwide, Inc. ................ 26,414 2,356,657
Expeditors International of Washington, Inc. ....... 31,679 3,481,839
FedEx Corp. ............................ 50,410 10,602,735
GXO Logistics, Inc.
(a)
...................... 26,686 967,101
United Parcel Service, Inc. , Class B ............ 165,873 15,807,697
33,216,029
a
Building Products  —  5 .2%
A O Smith Corp. ......................... 26,919 1,826,723
AAON, Inc. ............................. 15,438 1,409,026
Advanced Drainage Systems, Inc. ............. 15,931 1,808,009
Allegion PLC ............................ 19,962 2,778,711
Armstrong World Industries, Inc. ............... 9,919 1,438,453
AZEK Co., Inc. (The) , Class A
(a)
............... 32,143 1,593,007
Builders FirstSource, Inc.
(a)
.................. 25,759 3,081,549
Carlisle Companies, Inc. .................... 10,258 3,892,706
Carrier Global Corp. ....................... 190,854 11,936,009
Fortune Brands Innovations, Inc. .............. 27,998 1,506,852
Hayward Holdings, Inc.
(a)
.................... 32,633 434,998
Johnson Controls International PLC ............ 150,046 12,588,859
Lennox International, Inc. ................... 7,287 3,984,167
Masco Corp. ............................ 49,028 2,971,587
Owens Corning .......................... 19,419 2,823,717
Simpson Manufacturing Co., Inc. .............. 9,679 1,487,566
Trane Technologies PLC .................... 51,508 19,743,532
Trex Co., Inc.
(a)
.......................... 24,469 1,414,798
76,720,269
a
Chemicals  —  2 .7%
Axalta Coating Systems Ltd.
(a)
................ 49,831 1,619,508
Dow, Inc. .............................. 160,087 4,897,061
DuPont de Nemours, Inc. ................... 95,128 6,277,497
PPG Industries, Inc. ....................... 52,582 5,724,077
RPM International, Inc. ..................... 28,911 3,086,249
Sherwin-Williams Co. (The) .................. 53,358 18,831,105
40,435,497
a
Security Shares Value
a
Commercial Services & Supplies  —  1 .7%
Cintas Corp. ............................ 78,667 $ 16,652,231
MSA Safety, Inc. ......................... 8,411 1,324,060
Tetra Tech, Inc. .......................... 60,592 1,889,864
Veralto Corp. ............................ 56,176 5,387,278
Vestis Corp. ............................ 25,955 227,366
25,480,799
a
Construction & Engineering  —  1 .8%
AECOM ............................... 30,105 2,969,858
API Group Corp.
(a)
........................ 52,308 1,978,812
Comfort Systems USA, Inc. .................. 7,991 3,176,822
EMCOR Group, Inc. ....................... 10,352 4,148,047
Everus Construction Group, Inc.
(a) (b)
............ 11,695 470,607
MasTec, Inc.
(a)
........................... 14,251 1,814,437
Quanta Services, Inc. ...................... 33,042 9,671,063
Valmont Industries, Inc. ..................... 4,538 1,330,632
WillScot Holdings Corp. , Class A
(b)
............. 41,003 1,029,995
26,590,273
a
Construction Materials  —  2 .2%
CRH PLC .............................. 156,298 14,913,955
Eagle Materials, Inc. ....................... 7,630 1,727,356
Martin Marietta Materials, Inc. ................ 13,941 7,304,805
Vulcan Materials Co. ...................... 30,105 7,897,445
31,843,561
a
Consumer Finance  —  3 .6%
American Express Co. ..................... 126,072 33,586,842
Capital One Financial Corp. .................. 86,132 15,526,154
Synchrony Financial ....................... 88,431 4,593,990
53,706,986
a
Containers & Packaging  —  1 .8%
Amcor PLC ............................. 525,807 4,837,424
AptarGroup, Inc. ......................... 15,004 2,249,850
Ball Corp. .............................. 67,129 3,486,680
Crown Holdings, Inc. ...................... 26,590 2,561,415
Graphic Packaging Holding Co. ............... 68,101 1,723,636
Packaging Corp. of America ................. 20,162 3,742,269
Sealed Air Corp. ......................... 31,126 857,833
Silgan Holdings, Inc. ....................... 18,997 981,195
Smurfit WestRock PLC ..................... 117,575 4,940,501
Sonoco Products Co. ...................... 22,273 913,193
26,293,996
a
Diversified Consumer Services  —  0 .0%
ADT, Inc. .............................. 85,101 682,510
a
Electrical Equipment  —  6 .1%
Acuity, Inc. ............................. 6,995 1,704,052
AMETEK, Inc. ........................... 52,516 8,905,663
Eaton Corp. PLC ......................... 89,795 26,432,954
Emerson Electric Co. ...................... 129,998 13,664,090
GE Vernova, Inc. ......................... 61,982 22,984,165
Generac Holdings, Inc.
(a)
.................... 13,175 1,506,957
Hubbell, Inc. ............................ 12,180 4,423,532
nVent Electric PLC ........................ 37,565 2,062,694
Regal Rexnord Corp. ...................... 15,094 1,597,549
Rockwell Automation, Inc. ................... 25,718 6,369,834
Sensata Technologies Holding PLC ............ 34,104 729,826
90,381,316
a
Electronic Equipment, Instruments & Components  —  1 .4%
Cognex Corp. ........................... 39,082 1,066,938
Crane NXT Co. .......................... 11,112 521,375
Keysight Technologies, Inc.
(a)
................. 39,634 5,762,784

iShares
®
U.S. Industrials ETF
Schedule of Investments
(continued)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc. ........................... 5,611 $ 1,022,941
Teledyne Technologies, Inc.
(a)
................. 10,528 4,906,364
Trimble, Inc.
(a)
........................... 55,383 3,441,500
Vontier Corp. ............................ 34,351 1,092,705
Zebra Technologies Corp. , Class A
(a)
............ 11,628 2,910,721
20,725,328
a
Financial Services  —  21 .1%
Affirm Holdings, Inc. , Class A
(a)
................ 58,956 2,933,651
Block, Inc. , Class A
(a)
...................... 126,347 7,387,509
Corpay, Inc.
(a)
........................... 15,347 4,993,453
Euronet Worldwide, Inc.
(a)
................... 9,415 933,026
Fidelity National Information Services, Inc. ........ 122,587 9,669,663
Fiserv, Inc.
(a)
............................ 128,849 23,781,660
Global Payments, Inc. ..................... 57,891 4,417,662
Jack Henry & Associates, Inc. ................ 16,494 2,860,554
Mastercard, Inc. , Class A .................... 185,565 101,700,754
PayPal Holdings, Inc.
(a)
..................... 228,149 15,021,330
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 14,075 1,151,335
Visa, Inc. , Class A ........................ 392,564 135,630,861
Western Union Co. (The) ................... 64,991 644,061
WEX, Inc.
(a)
............................. 9,634 1,255,985
312,381,504
a
Ground Transportation  —  4 .8%
CSX Corp. ............................. 438,505 12,308,835
JB Hunt Transport Services, Inc. .............. 18,440 2,407,895
Knight-Swift Transportation Holdings, Inc. , Class A .. 35,589 1,394,021
Landstar System, Inc. ...................... 8,024 1,076,420
Norfolk Southern Corp. ..................... 51,416 11,519,755
Old Dominion Freight Line, Inc. ............... 43,998 6,744,013
Ryder System, Inc. ........................ 9,517 1,310,205
Saia, Inc.
(a)
............................. 6,027 1,470,588
Schneider National, Inc. , Class B .............. 10,708 230,115
Union Pacific Corp. ....................... 138,818 29,937,490
XPO, Inc.
(a) (b)
............................ 25,989 2,757,953
71,157,290
a
Household Durables  —  0 .2%
Mohawk Industries, Inc.
(a)
................... 12,002 1,276,413
TopBuild Corp.
(a)
......................... 6,701 1,981,888
3,258,301
a
Industrial Conglomerates  —  3 .3%
3M Co. ................................ 123,735 17,188,029
Honeywell International, Inc. ................. 148,283 31,213,571
48,401,600
a
IT Services  —  2 .9%
Accenture PLC , Class A .................... 142,787 42,714,731
a
Leisure Products  —  0 .0%
Brunswick Corp. ......................... 15,017 691,533
a
Life Sciences Tools & Services  —  0 .3%
Mettler-Toledo International, Inc.
(a) (b)
............ 4,730 5,063,796
a
Machinery  —  13 .1%
AGCO Corp. ............................ 14,211 1,205,519
Allison Transmission Holdings, Inc. ............. 19,633 1,810,948
Caterpillar, Inc. .......................... 109,834 33,968,361
CNH Industrial N.V. ....................... 198,524 2,296,923
Crane Co. .............................. 11,166 1,797,503
Cummins, Inc. ........................... 31,072 9,130,197
Deere & Co. ............................ 56,705 26,286,170
Donaldson Co., Inc. ....................... 27,393 1,800,542
Security Shares Value
a
Machinery (continued)
Dover Corp. ............................ 31,191 $ 5,322,744
Esab Corp. ............................. 12,919 1,551,830
Flowserve Corp. ......................... 29,866 1,350,839
Fortive Corp. ............................ 78,885 5,497,496
Gates Industrial Corp. PLC
(a)
................. 54,195 1,025,370
Graco, Inc. ............................. 37,989 3,100,282
IDEX Corp. ............................. 17,231 2,997,677
Illinois Tool Works, Inc. ..................... 66,589 15,975,367
Ingersoll Rand, Inc. ....................... 91,793 6,923,946
ITT, Inc. ............................... 18,733 2,566,796
Lincoln Electric Holdings, Inc. ................ 12,547 2,210,781
Middleby Corp. (The)
(a) (b)
.................... 12,072 1,609,801
Nordson Corp. ........................... 12,909 2,447,159
Oshkosh Corp. .......................... 14,888 1,247,019
Otis Worldwide Corp. ...................... 90,794 8,740,738
PACCAR, Inc. ........................... 117,001 10,554,660
Parker-Hannifin Corp. ...................... 29,106 17,610,876
Pentair PLC ............................ 37,675 3,418,253
Snap-on, Inc. ........................... 11,772 3,694,171
Stanley Black & Decker, Inc. ................. 34,945 2,097,399
Toro Co. (The) ........................... 23,020 1,571,806
Westinghouse Air Brake Technologies Corp. ....... 38,778 7,163,848
Xylem, Inc. ............................. 54,962 6,626,768
193,601,789
a
Marine Transportation  —  0 .1%
Kirby Corp.
(a)
............................ 12,942 1,247,221
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 14,335 1,237,254
a
Professional Services  —  5 .0%
Amentum Holdings, Inc.
(a) (b)
.................. 33,971 741,247
Automatic Data Processing, Inc. ............... 93,541 28,118,425
Booz Allen Hamilton Holding Corp. , Class A ....... 28,681 3,442,294
Equifax, Inc. ............................ 27,940 7,268,032
FTI Consulting, Inc.
(a)
...................... 7,996 1,329,575
Genpact Ltd. ............................ 39,059 1,963,105
Jacobs Solutions, Inc. ...................... 28,042 3,471,600
ManpowerGroup, Inc. ...................... 10,546 454,216
Paychex, Inc. ........................... 73,158 10,763,005
Paylocity Holding Corp.
(a)
................... 9,934 1,908,321
Robert Half, Inc. ......................... 23,106 1,023,596
TransUnion ............................. 44,127 3,660,776
Verisk Analytics, Inc. ....................... 32,049 9,500,285
73,644,477
a
Semiconductors & Semiconductor Equipment  —  0 .1%
MKS Instruments, Inc. ..................... 15,209 1,066,759
a
Software  —  0 .8%
BILL Holdings, Inc.
(a)
....................... 23,087 1,052,075
Fair Isaac Corp.
(a)
......................... 5,389 10,722,385
11,774,460
a
Trading Companies & Distributors  —  2 .5%
Air Lease Corp. , Class A .................... 23,801 1,112,935
Core & Main, Inc. , Class A
(a)
.................. 43,177 2,274,564
Ferguson Enterprises, Inc. ................... 45,502 7,719,869
MSC Industrial Direct Co., Inc. , Class A .......... 10,469 800,669
United Rentals, Inc. ....................... 14,894 9,404,816
Watsco, Inc. ............................ 7,870 3,618,941
WESCO International, Inc. ................... 9,631 1,569,468

Schedule of Investments
(continued)
April 30, 2025
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 9,902 $ 10,142,718
36,643,980
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,358,980,231 ) ............................... 1,475,407,538
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 7,201,612 7,204,493
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 1,804,346 1,804,346
a
Total Short-Term Securities — 0.6%
(Cost: $ 9,007,542 ) .................................. 9,008,839
Total Investments — 100.4%
(Cost: $ 1,367,987,773 ) ............................... 1,484,416,377
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (6,530,804)
Net Assets — 100.0% ................................. $ 1,477,885,573
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 8,258,779 $ — $ (1,057,952)
(a)
$ 4,116 $ (450) $ 7,204,493 7,201,612 $ 22,365
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 2,124,293 — (319,947)
(a)
— — 1,804,346 1,804,346 115,325 —
$ 4,116 $ (450)
$ 9,008,839
$ 137,690 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 17 06/20/25 $ 2,260 $ 57,149

iShares
®
U.S. Industrials ETF
Schedule of Investments
(continued)
April 30, 2025

Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 57,149 $ — $ — $ — $ 57,149
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (17,470) $ — $ — $ — $ (17,470)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 101,265 $ — $ — $ — $ 101,265
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,510,990
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,475,407,538  $ —  $ —  $ 1,475,407,538
Short-Term Securities
Money Market Funds ...................................... 9,008,839  —  —  9,008,839
$ 1,484,416,377  $ —  $ —  $ 1,484,416,377
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 57,149  $ —  $ —  $ 57,149
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2025
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Communications Equipment  —  0 .1%
F5, Inc.
(a)
.............................. 96,076 $ 25,435,160
a
Consumer Staples Distribution & Retail  —  0 .1%
Maplebear, Inc.
(a)
......................... 279,161 11,135,732
a
Electrical Equipment  —  0 .3%
Vertiv Holdings Co. , Class A
(b)
................ 594,978 50,799,222
a
Electronic Equipment, Instruments & Components  —  1 .8%
Amphenol Corp. , Class A ................... 1,963,616 151,100,251
Arrow Electronics, Inc.
(a)
.................... 87,160 9,706,138
Avnet, Inc. ............................. 142,013 6,673,191
CDW Corp. ............................. 223,273 35,848,713
Coherent Corp.
(a)
......................... 206,666 13,292,757
Corning, Inc. ............................ 1,273,839 56,532,975
Ingram Micro Holding Corp.
(b)
................. 29,795 529,755
IPG Photonics Corp.
(a) (b)
.................... 45,633 2,732,960
Jabil, Inc. .............................. 177,277 25,981,717
TD SYNNEX Corp. ........................ 125,116 13,862,853
316,261,310
a
Financial Services  —  0 .2%
Toast, Inc. , Class A
(a)
...................... 769,179 27,367,389
a
Hotels, Restaurants & Leisure  —  0 .6%
DoorDash, Inc. , Class A
(a)
................... 587,535 113,329,626
a
Interactive Media & Services  —  8 .1%
Alphabet, Inc. , Class A ..................... 2,658,980 422,246,024
Alphabet, Inc. , Class C , NVS ................. 2,195,179 353,182,349
Angi, Inc. , Class A
(a) (b)
...................... 64,393 737,944
IAC, Inc.
(a) (b)
............................ 122,627 4,284,587
Match Group, Inc. ........................ 415,853 12,334,200
Meta Platforms, Inc. , Class A ................. 1,157,700 635,577,300
Pinterest, Inc. , Class A
(a) (b)
................... 982,250 24,870,570
Trump Media & Technology Group Corp.
(a) (b)
....... 134,153 3,292,115
ZoomInfo Technologies, Inc.
(a)
................ 471,473 4,035,809
1,460,560,898
a
IT Services  —  4 .8%
Akamai Technologies, Inc.
(a) (b)
................. 247,425 19,937,507
Amdocs Ltd. ............................ 184,298 16,325,117
Cloudflare, Inc. , Class A
(a) (b)
.................. 506,061 61,122,048
Cognizant Technology Solutions Corp. , Class A ..... 827,225 60,858,943
DXC Technology Co.
(a)
..................... 300,387 4,662,006
EPAM Systems, Inc.
(a)
...................... 90,686 14,229,540
Gartner, Inc.
(a)
........................... 125,261 52,744,902
Globant SA
(a) (b)
.......................... 70,526 8,291,742
GoDaddy, Inc. , Class A
(a)
.................... 232,342 43,756,969
International Business Machines Corp. .......... 1,525,298 368,847,562
Kyndryl Holdings, Inc.
(a) (b)
................... 380,498 12,335,745
MongoDB, Inc. , Class A
(a)
................... 118,975 20,483,926
Okta, Inc. , Class A
(a) (b)
...................... 269,002 30,171,264
Snowflake, Inc. , Class A
(a)
................... 519,027 82,779,616
Twilio, Inc. , Class A
(a)
...................... 254,203 24,583,972
VeriSign, Inc.
(a)
.......................... 138,331 39,025,942
860,156,801
a
Professional Services  —  0 .8%
CACI International, Inc. , Class A
(a)
............. 36,602 16,758,958
Clarivate PLC
(a)
.......................... 651,949 2,809,900
Concentrix Corp. ......................... 77,867 3,975,889
Dayforce, Inc.
(a) (b)
......................... 251,871 14,575,775
Dun & Bradstreet Holdings, Inc. ............... 513,947 4,610,105
Security Shares Value
a
Professional Services (continued)
KBR, Inc. .............................. 219,678 $ 11,601,195
Leidos Holdings, Inc. ...................... 221,086 32,539,437
Parsons Corp.
(a) (b)
......................... 74,733 4,996,648
Paycom Software, Inc. ..................... 84,615 19,155,990
Science Applications International Corp. ......... 80,942 9,796,410
SS&C Technologies Holdings, Inc. ............. 357,113 26,997,743
147,818,050
a
Semiconductors & Semiconductor Equipment  —  28 .2%
Advanced Micro Devices, Inc.
(a)
............... 2,676,551 260,562,240
Allegro MicroSystems, Inc.
(a)
................. 194,578 3,710,602
Amkor Technology, Inc. ..................... 191,590 3,343,246
Analog Devices, Inc. ....................... 823,806 160,576,266
Applied Materials, Inc. ..................... 1,352,985 203,908,369
Astera Labs, Inc.
(a) (b)
....................... 181,802 11,873,489
Broadcom, Inc. .......................... 3,166,029 609,365,602
Cirrus Logic, Inc.
(a)
........................ 88,016 8,453,057
Entegris, Inc. ............................ 250,223 19,797,644
GlobalFoundries, Inc.
(a) (b)
.................... 162,341 5,693,299
Intel Corp. ............................. 7,206,651 144,853,685
KLA Corp. .............................. 221,021 155,309,246
Lam Research Corp. ...................... 2,137,156 153,169,971
Lattice Semiconductor Corp.
(a) (b)
............... 227,944 11,153,300
MACOM Technology Solutions Holdings, Inc.
(a)
..... 103,582 10,746,633
Marvell Technology, Inc. .................... 1,424,423 83,143,571
Microchip Technology, Inc. ................... 881,290 40,609,843
Micron Technology, Inc. ..................... 1,832,775 141,032,036
Monolithic Power Systems, Inc. ............... 78,052 46,292,641
NVIDIA Corp. ........................... 21,860,682 2,381,065,483
ON Semiconductor Corp.
(a)
.................. 706,122 28,033,043
Onto Innovation, Inc.
(a) (b)
.................... 80,921 9,869,934
Qorvo, Inc.
(a) (b)
........................... 154,842 11,097,526
QUALCOMM, Inc. ........................ 1,856,734 275,650,730
Skyworks Solutions, Inc. .................... 266,905 17,156,653
Teradyne, Inc. ........................... 259,540 19,260,463
Texas Instruments, Inc. ..................... 1,513,363 242,213,748
Universal Display Corp. .................... 77,160 9,693,611
Wolfspeed, Inc.
(a) (b)
........................ 255,755 907,930
5,068,543,861
a
Software  —  37 .4%
Adobe, Inc.
(a)
............................ 723,710 271,376,776
ANSYS, Inc.
(a)
........................... 144,989 46,669,059
Appfolio, Inc. , Class A
(a) (b)
................... 37,371 7,717,859
AppLovin Corp. , Class A
(a)
................... 435,880 117,386,843
Atlassian Corp. , Class A
(a)
................... 268,552 61,313,107
Autodesk, Inc.
(a)
.......................... 358,107 98,210,845
Bentley Systems, Inc. , Class B ................ 234,497 10,081,026
Cadence Design Systems, Inc.
(a)
.............. 453,104 134,907,185
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 809,357 7,494,646
Confluent, Inc. , Class A
(a)
................... 410,940 9,784,481
Crowdstrike Holdings, Inc. , Class A
(a)
............ 382,545 164,062,074
Datadog, Inc. , Class A
(a)
.................... 505,021 51,592,945
DocuSign, Inc.
(a)
......................... 333,114 27,232,069
Dolby Laboratories, Inc. , Class A .............. 99,322 7,626,936
DoubleVerify Holdings, Inc.
(a)
................. 233,674 3,098,517
Dropbox, Inc. , Class A
(a)
.................... 369,586 10,551,680
Dynatrace, Inc.
(a)
......................... 495,207 23,259,873
Elastic N.V.
(a)
............................ 144,238 12,433,316
Five9, Inc.
(a)
............................ 124,530 3,130,684
Fortinet, Inc.
(a)
........................... 1,049,016 108,845,900
Gen Digital, Inc. .......................... 903,357 23,369,846
Gitlab, Inc. , Class A
(a) (b)
..................... 209,724 9,787,819
Guidewire Software, Inc.
(a)
................... 136,001 27,848,925

iShares
®
U.S. Technology ETF
Schedule of Investments
(continued)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
HubSpot, Inc.
(a) (b)
......................... 82,091 $ 50,198,646
Informatica, Inc. , Class A
(a) (b)
................. 135,671 2,554,685
Intuit, Inc. .............................. 453,997 284,869,498
Manhattan Associates, Inc.
(a)
................. 100,702 17,863,528
Microsoft Corp. .......................... 6,931,912 2,739,907,537
MicroStrategy, Inc. , Class A
(a) (b)
................ 384,070 145,988,848
nCino, Inc.
(a) (b)
........................... 140,237 3,253,498
Nutanix, Inc. , Class A
(a)
..................... 415,834 28,567,796
Oracle Corp. ............................ 2,657,624 373,980,849
Palantir Technologies, Inc. , Class A
(a)
........... 3,422,770 405,392,879
Palo Alto Networks, Inc.
(a) (b)
.................. 1,075,645 201,070,320
Pegasystems, Inc. ........................ 73,236 6,743,571
Procore Technologies, Inc.
(a) (b)
................ 178,924 11,467,239
PTC, Inc.
(a) (b)
............................ 196,726 30,486,628
RingCentral, Inc. , Class A
(a) (b)
................. 132,666 3,382,983
Roper Technologies, Inc. .................... 177,496 99,411,960
Salesforce, Inc. .......................... 1,536,517 412,877,483
SentinelOne, Inc. , Class A
(a) (b)
................ 471,219 8,717,552
ServiceNow, Inc.
(a)
........................ 341,385 326,026,089
Synopsys, Inc.
(a)
......................... 256,351 117,667,673
Teradata Corp.
(a)
......................... 158,529 3,408,373
Tyler Technologies, Inc.
(a)
................... 70,450 38,275,485
UiPath, Inc. , Class A
(a)
..................... 716,137 8,550,676
Unity Software, Inc.
(a) (b)
..................... 507,175 10,686,177
Workday, Inc. , Class A
(a)
.................... 351,789 86,188,305
Zoom Communications, Inc. , Class A
(a)
.......... 438,198 33,977,873
Zscaler, Inc.
(a)
........................... 154,807 35,012,699
6,724,311,261
a
Technology Hardware, Storage & Peripherals  —  17 .5%
Apple, Inc. ............................. 13,670,949 2,905,076,663
Dell Technologies, Inc. , Class C ............... 456,620 41,899,451
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co. ............... 2,179,674 $ 35,354,312
HP, Inc. ............................... 1,557,885 39,835,119
NetApp, Inc. ............................ 337,310 30,273,573
Pure Storage, Inc. , Class A
(a)
................. 510,079 23,137,183
SanDisk Corp.
(a)
.......................... 193,543 6,214,666
Super Micro Computer, Inc.
(a) (b)
................ 823,387 26,233,110
Western Digital Corp.
(a)
..................... 574,168 25,183,009
3,133,207,086
a
Total Long-Term Investments — 99.9%
(Cost: $ 15,135,724,644 ) .............................. 17,938,926,396
a
Short-Term Securities
Money Market Funds  —  2 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 378,221,913 378,373,201
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 21,850,106 21,850,106
a
Total Short-Term Securities — 2.2%
(Cost: $ 400,162,035 ) ................................ 400,223,307
Total Investments — 102.1%
(Cost: $ 15,535,886,679 ) .............................. 18,339,149,703
Liabilities in Excess of Other Assets — ( 2 .1 ) % ............... (379,227,157)
Net Assets — 100.0% ................................. $ 17,959,922,546
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 153,332,193 $ 225,028,925
(a)
$ — $ (8,710) $ 20,793 $ 378,373,201 378,221,913 $ 801,749
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 25,812,904 — (3,962,798)
(a)
— — 21,850,106 21,850,106 921,319 —
$ (8,710) $ 20,793
$ 400,223,307
$ 1,723,068 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2025
iShares
®
U.S. Technology ETF

2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index ........................................... 2 06/20/25 $ 251 $ 670
E-Mini Technology Select Sector Index ....................................................... 83 06/20/25 17,680 375,855
$ 376,525
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 376,525 $ — $ — $ — $ 376,525
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (1,672,289) $ — $ — $ — $ (1,672,289)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 1,440,503 $ — $ — $ — $ 1,440,503
Futures contracts
Average notional value of contracts — long ................................................................................... $ 11,830,980
a

iShares
®
U.S. Technology ETF
Schedule of Investments
(continued)
April 30, 2025

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 17,938,926,396  $ —  $ —  $ 17,938,926,396
Short-Term Securities
Money Market Funds ...................................... 400,223,307  —  —  400,223,307
$ 18,339,149,703  $ —  $ —  $ 18,339,149,703
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 376,525  $ —  $ —  $ 376,525
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2025
iShares
®
U.S. Transportation ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  16 .8%
CH Robinson Worldwide, Inc. ................ 124,007 $ 11,063,905
Expeditors International of Washington, Inc. ....... 146,227 16,071,810
FedEx Corp. ............................ 107,862 22,686,614
Forward Air Corp.
(a)
....................... 20,802 306,205
GXO Logistics, Inc.
(a)
...................... 124,829 4,523,803
Hub Group, Inc. , Class A .................... 63,398 2,002,743
United Parcel Service, Inc. , Class B ............ 384,736 36,665,341
93,320,421
a
Ground Transportation  —  65 .5%
ArcBest Corp. ........................... 24,330 1,423,792
Avis Budget Group, Inc.
(a)
................... 17,643 1,634,271
Covenant Logistics Group, Inc. , Class A .......... 16,465 327,653
CSX Corp. ............................. 888,866 24,950,469
FTAI Infrastructure, Inc. ..................... 118,417 511,561
Heartland Express, Inc. ..................... 44,962 341,711
Hertz Global Holdings, Inc.
(a) (b)
................ 127,720 871,050
JB Hunt Transport Services, Inc. .............. 82,984 10,836,051
Knight-Swift Transportation Holdings, Inc. , Class A .. 169,121 6,624,470
Landstar System, Inc. ...................... 36,890 4,948,794
Lyft, Inc. , Class A
(a)
........................ 384,983 4,773,789
Marten Transport Ltd. ...................... 60,625 778,425
Norfolk Southern Corp. ..................... 113,724 25,479,862
Old Dominion Freight Line, Inc. ............... 159,634 24,468,700
RXO, Inc.
(a)
............................. 147,906 2,083,996
Ryder System, Inc. ........................ 43,961 6,052,111
Saia, Inc.
(a)
............................. 27,780 6,778,320
Schneider National, Inc. , Class B .............. 49,176 1,056,792
Uber Technologies, Inc.
(a) (b)
.................. 1,560,530 126,418,535
U-Haul Holding Co.
(a) (b)
..................... 10,003 614,084
Union Pacific Corp. ....................... 451,415 97,352,159
Werner Enterprises, Inc. .................... 64,611 1,593,307
XPO, Inc.
(a)
............................. 122,476 12,997,153
362,917,055
a
Marine Transportation  —  1 .8%
Genco Shipping & Trading Ltd. ................ 44,514 576,902
Kirby Corp.
(a)
............................ 59,966 5,778,923
Security Shares Value
a
Marine Transportation (continued)
Matson, Inc. ............................ 34,690 $ 3,784,332
10,140,157
a
Passenger Airlines  —  15 .8%
Alaska Air Group, Inc.
(a)
..................... 128,575 5,692,015
Allegiant Travel Co. ....................... 15,144 710,708
American Airlines Group, Inc.
(a) (b)
.............. 686,921 6,834,864
Delta Air Lines, Inc. ....................... 579,823 24,138,032
Frontier Group Holdings, Inc.
(a) (b)
............... 84,471 251,724
JetBlue Airways Corp.
(a) (b)
................... 317,559 1,384,557
Joby Aviation, Inc. , Class A
(a) (b)
................ 503,677 3,173,165
SkyWest, Inc.
(a)
.......................... 42,132 3,756,910
Southwest Airlines Co. ..................... 619,115 17,310,455
Sun Country Airlines Holdings, Inc.
(a)
............ 40,956 401,369
United Airlines Holdings, Inc.
(a)
................ 343,554 23,643,386
87,297,185
a
Total Long-Term Investments — 99.9%
(Cost: $ 716,224,307 ) ................................ 553,674,818
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 7,323,433 7,326,362
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 657,167 657,167
a
Total Short-Term Securities — 1.4%
(Cost: $ 7,979,305 ) .................................. 7,983,529
Total Investments — 101.3%
(Cost: $ 724,203,612 ) ................................ 561,658,347
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (7,479,324)
Net Assets — 100.0% ................................. $ 554,179,023
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .......... $ 12,352,113 $ — $ (5,027,222)
(a)
$ 1,158 $ 313 $ 7,326,362 7,323,433 $ 89,463
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... 962,718 — (305,551)
(a)
— — 657,167 657,167 52,815 —
$ 1,158 $ 313
$ 7,983,529
$ 142,278 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Transportation ETF
Schedule of Investments
(continued)
April 30, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 4 06/20/25 $ 532 $ 29,941
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 29,941 $ — $ — $ — $ 29,941
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (148,599) $ — $ — $ — $ (148,599)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 39,319 $ — $ — $ — $ 39,319
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,638,490
a

Schedule of Investments
(continued)
April 30, 2025
iShares
®
U.S. Transportation ETF

2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 553,674,818  $ —  $ —  $ 553,674,818
Short-Term Securities
Money Market Funds ...................................... 7,983,529  —  —  7,983,529
$ 561,658,347  $ —  $ —  $ 561,658,347
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 29,941  $ —  $ —  $ 29,941
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Utilities ETF
Schedule of Investments
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  —  11 .0%
Clean Harbors, Inc.
(a)
...................... 51,555 $ 11,029,677
Republic Services, Inc. ..................... 207,763 52,096,572
Waste Management, Inc. .................... 405,993 94,742,526
157,868,775
a
Electric Utilities  —  56 .0%
Alliant Energy Corp. ....................... 259,322 15,829,015
American Electric Power Co., Inc. .............. 539,383 58,436,754
Constellation Energy Corp. .................. 318,811 71,235,130
Duke Energy Corp. ....................... 781,244 95,327,393
Edison International ....................... 385,048 20,603,918
Entergy Corp. ........................... 431,540 35,891,182
Evergy, Inc. ............................. 225,373 15,573,274
Eversource Energy ....................... 371,365 22,088,790
Exelon Corp. ............................ 1,012,800 47,500,320
FirstEnergy Corp. ........................ 582,727 24,987,334
IDACORP, Inc. .......................... 53,711 6,342,732
NextEra Energy, Inc. ...................... 2,082,144 139,253,791
NRG Energy, Inc. ......................... 204,158 22,371,634
OGE Energy Corp. ........................ 202,413 9,185,502
PG&E Corp. ............................ 2,210,145 36,511,595
Pinnacle West Capital Corp. ................. 114,936 10,939,608
PPL Corp. ............................. 747,498 27,283,677
Southern Co. (The) ....................... 1,108,812 101,888,735
Xcel Energy, Inc. ......................... 581,825 41,135,028
802,385,412
a
Gas Utilities  —  3 .0%
Atmos Energy Corp. ....................... 156,681 25,167,669
MDU Resources Group, Inc. ................. 205,175 3,516,700
National Fuel Gas Co. ..................... 90,667 6,961,412
UGI Corp. .............................. 217,338 7,126,513
42,772,294
a
Independent Power and Renewable Electricity Producers  —  4 .1%
AES Corp. (The) ......................... 716,995 7,169,950
Brookfield Renewable Corp. , Class A
(b)
.......... 138,515 3,942,137
Clearway Energy, Inc. , Class A ................ 35,311 965,756
Clearway Energy, Inc. , Class C ............... 82,818 2,429,880
Security Shares Value
a
Independent Power and Renewable Electricity Producers (continued)
Vistra Corp. ............................ 343,417 $ 44,517,146
59,024,869
a
Multi-Utilities  —  23 .0%
Ameren Corp. ........................... 269,298 26,725,134
CenterPoint Energy, Inc. .................... 653,175 25,330,126
CMS Energy Corp. ........................ 301,225 22,185,221
Consolidated Edison, Inc. ................... 350,554 39,524,964
Dominion Energy, Inc. ...................... 848,339 46,132,675
DTE Energy Co. ......................... 209,245 28,666,565
NiSource, Inc. ........................... 472,722 18,488,157
Public Service Enterprise Group, Inc. ........... 504,758 40,345,307
Sempra ............................... 641,308 47,629,945
WEC Energy Group, Inc. .................... 320,131 35,060,747
330,088,841
a
Water Utilities  —  2 .7%
American Water Works Co., Inc. ............... 197,413 29,021,685
Essential Utilities, Inc. ...................... 254,930 10,485,271
39,506,956
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,404,318,873 ) ............................... 1,431,647,147
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 18,250 18,257
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 2,356,649 2,356,649
a
Total Short-Term Securities — 0.2%
(Cost: $ 2,374,909 ) .................................. 2,374,906
Total Investments — 100.0%
(Cost: $ 1,406,693,782 ) ............................... 1,434,022,053
Liabilities in Excess of Other Assets — 0 .0% ................ (60,352)
Net Assets — 100.0% ................................. $ 1,433,961,701
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
April 30, 2025
iShares
®
U.S. Utilities ETF

2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 664,452 $ — $ (645,650)
(a)
$ (519) $ (26) $ 18,257 18,250 $ 2,338
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,148,255 1,208,394
(a)
— — — 2,356,649 2,356,649 103,910 —
$ (519) $ (26)
$ 2,374,906
$ 106,248 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index .......................................................... 24 06/20/25 $ 1,919 $ 39,273
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 39,273 $ — $ — $ — $ 39,273
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (69,460) $ — $ — $ — $ (69,460)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 6,755 $ — $ — $ — $ 6,755

iShares
®
U.S. Utilities ETF
Schedule of Investments
(continued)
April 30, 2025

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,749,113
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,431,647,147  $ —  $ —  $ 1,431,647,147
Short-Term Securities
Money Market Funds ...................................... 2,374,906  —  —  2,374,906
$ 1,434,022,053  $ —  $ —  $ 1,434,022,053
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 39,273  $ —  $ —  $ 39,273
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
April 30, 2025
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
ESG MSCI KLD 400
ETF
iShares
MSCI USA ESG
Select ETF
iShares
U.S. Basic Materials
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 2,179,938,023  $ 4,185,109,842  $ 3,278,633,565  $ 479,274,380
Investments, at value — affiliated
(c)
......................................... 30,102,425  37,605,595  10,802,803  6,865,317
Cash ............................................................. 13,072  —  31,216  —
Cash pledged:
Futures contracts ................................................... 288,000  709,000  488,000  112,000
Receivables:
Investments sold ................................................... —  —  —  3,265,852
Securities lending income — affiliated ..................................... 3,604  2,415  2,905  1,110
Dividends — unaffiliated .............................................. 1,156,730  3,424,885  2,554,526  571,211
Dividends — affiliated ................................................ 10,959  19,274  23,138  2,481
Variation margin on futures contracts ...................................... 1,825  4,049  2,387  6,695
Total assets ........................................................
2,211,514,638  4,226,875,060  3,292,538,540  490,099,046
LIABILITIES
Collateral on securities loaned ............................................ 21,295,043  7,888,475  6,486,019  5,998,727
Payables:
Investment advisory fees .............................................. 344,336  834,196  652,627  150,972
Total liabilities .......................................................
21,639,379  8,722,671  7,138,646  6,149,699
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 2,189,875,259  $ 4,218,152,389  $ 3,285,399,894  $ 483,949,347
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 1,175,615,107  $ 3,081,451,695  $ 3,156,844,544  $ 804,544,213
Accumulated earnings (loss) ............................................. 1,014,260,152  1,136,700,694  128,555,350  (320,594,866)
NET ASSETS .......................................................
$ 2,189,875,259  $ 4,218,152,389  $ 3,285,399,894  $ 483,949,347
NET ASSET VALUE
Shares outstanding ................................................... 16,200,000  41,350,000  28,600,000  3,700,000
Net asset value ...................................................... $ 135.18  $ 102.01  $ 114.87  $ 130.80
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 20,611,819  $ 7,689,717  $ 6,410,546  $ 5,800,790
(b)
Investments, at cost — unaffiliated ....................................... $ 1,111,777,620  $ 2,937,718,229  $ 2,941,622,511  $ 566,597,266
(c)
Investments, at cost — affiliated ......................................... $ 27,579,143  $ 31,116,151  $ 10,800,811  $ 6,864,934

Statements of Assets and Liabilities
(continued)
April 30, 2025
Statements of Assets and Liabilities
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 1,293,834,576  $ 1,498,052,972  $ 1,117,487,088  $ 1,587,337,982
Investments, at value — affiliated
(c)
........................................ 75,464,698  2,269,778  7,079,585  45,259,818
Cash ............................................................ 7,560  131,554  —  —
Cash pledged:
Futures contracts .................................................. 99,000  250,000  145,000  256,000
Receivables:
Securities lending income — affiliated .................................... 7,428  2,782  2,224  3,386
Dividends — unaffiliated ............................................. 232,701  3,027,853  674,864  1,102,227
Dividends — affiliated ............................................... 4,714  7,100  4,774  9,319
Variation margin on futures contracts ..................................... —  31,543  —  6,425
Total assets .......................................................
1,369,650,677  1,503,773,582  1,125,393,535  1,633,975,157
LIABILITIES
Collateral on securities loaned ........................................... 74,203,968  522,007  5,397,744  5,466,478
Payables:
Capital shares redeemed ............................................. 6,086  —  —  —
Investment advisory fees ............................................. 396,057  479,559  365,519  498,020
Variation margin on futures contracts ..................................... 7,595  —  42,333  —
Total liabilities ......................................................
74,613,706  1,001,566  5,805,596  5,964,498
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 1,295,036,971  $ 1,502,772,016  $ 1,119,587,939  $ 1,628,010,659
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 1,610,009,973  $ 1,585,287,228  $ 1,463,207,537  $ 1,450,844,632
Accumulated earnings (loss) ............................................ (314,973,002) (82,515,212) (343,619,598) 177,166,027
NET ASSETS ......................................................
$ 1,295,036,971  $ 1,502,772,016  $ 1,119,587,939  $ 1,628,010,659
NET ASSET VALUE
Shares outstanding .................................................. 14,450,000  21,150,000  26,250,000  20,950,000
Net asset value ..................................................... $ 89.62  $ 71.05  $ 42.65  $ 77.71
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 73,045,990  $ 503,424  $ 5,127,125  $ 5,156,591
(b)
Investments, at cost — unaffiliated ...................................... $ 1,404,549,438  $ 1,502,192,310  $ 1,061,140,353  $ 1,255,497,205
(c)
Investments, at cost — affiliated ........................................ $ 75,453,259  $ 2,269,769  $ 7,079,575  $ 43,215,196

2025
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(continued)
April 30, 2025
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 3,233,742,403  $ 2,959,692,664  $ 1,475,407,538  $ 17,938,926,396
Investments, at value — affiliated
(c)
........................................ 94,091,789  31,254,587  9,008,839  400,223,307
Cash ............................................................ 73,605  —  736  17,863
Cash pledged:
Futures contracts .................................................. 578,000  396,999  158,000  1,763,000
Receivables:
Investments sold .................................................. 526,115  —  —  —
Securities lending income — affiliated .................................... 8,885  7,775  1,634  52,763
Dividends — unaffiliated ............................................. 2,194,385  3,153,965  951,080  2,433,619
Dividends — affiliated ............................................... 25,518  15,577  6,680  60,856
Variation margin on futures contracts ..................................... 1,592  54,990  12,066  99,725
Total assets .......................................................
3,331,242,292  2,994,576,557  1,485,546,573  18,343,577,529
LIABILITIES
Collateral on securities loaned ........................................... 7,456,908  26,992,592  7,182,508  378,302,160
Payables:
Capital shares redeemed ............................................. —  16,202  —  —
Investment advisory fees ............................................. 1,094,736  942,336  478,492  5,352,823
Total liabilities ......................................................
8,551,644  27,951,130  7,661,000  383,654,983
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 3,322,690,648  $ 2,966,625,427  $ 1,477,885,573  $ 17,959,922,546
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 3,290,147,462  $ 3,190,382,007  $ 1,486,338,683  $ 15,586,192,618
Accumulated earnings (loss) ............................................ 32,543,186  (223,756,580) (8,453,110) 2,373,729,928
NET ASSETS ......................................................
$ 3,322,690,648  $ 2,966,625,427  $ 1,477,885,573  $ 17,959,922,546
NET ASSET VALUE
Shares outstanding .................................................. 30,050,000  50,600,000  11,450,000  125,450,000
Net asset value ..................................................... $ 110.57  $ 58.63  $ 129.07  $ 143.16
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 7,118,555  $ 26,314,788  $ 7,144,938  $ 366,662,583
(b)
Investments, at cost — unaffiliated ...................................... $ 3,005,808,015  $ 3,027,935,120  $ 1,358,980,231  $ 15,135,724,644
(c)
Investments, at cost — affiliated ........................................ $ 95,070,545  $ 31,237,640  $ 9,007,542  $ 400,162,035

Statements of Assets and Liabilities
(continued)
April 30, 2025
Statements of Assets and Liabilities
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 553,674,818  $ 1,431,647,147
Investments, at value — affiliated
(c)
....................................................................... 7,983,529  2,374,906
Cash pledged:
Futures contracts ................................................................................. 32,000  139,000
Receivables:
Securities lending income — affiliated ................................................................... 5,151  3
Dividends — unaffiliated ............................................................................ 9,362  263,967
Dividends — affiliated .............................................................................. 2,546  7,675
Variation margin on futures contracts .................................................................... 4,280  —
Total assets ......................................................................................
561,711,686  1,434,432,698
LIABILITIES
Collateral on securities loaned .......................................................................... 7,350,669  18,261
Payables:
Capital shares redeemed ............................................................................ 5,184  —
Investment advisory fees ............................................................................ 176,810  442,176
Variation margin on futures contracts .................................................................... —  10,560
Total liabilities .....................................................................................
7,532,663  470,997
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 554,179,023  $ 1,433,961,701
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 883,248,834  $ 1,484,930,144
Accumulated loss .................................................................................. (329,069,811) (50,968,443)
NET ASSETS .....................................................................................
$ 554,179,023  $ 1,433,961,701
NET ASSET VALUE
Shares outstanding ................................................................................. 9,100,000  14,100,000
Net asset value .................................................................................... $ 60.90  $ 101.70
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 7,116,434  $ 17,617
(b)
Investments, at cost — unaffiliated ..................................................................... $ 716,224,307  $ 1,404,318,873
(c)
Investments, at cost — affiliated ....................................................................... $ 7,979,305  $ 2,374,909

2025
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended April 30, 2025
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
ESG MSCI KLD 400
ETF
iShares
MSCI USA ESG
Select ETF
iShares
U.S. Basic Materials
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 28,042,120  $ 60,746,156  $ 49,677,511  $ 10,814,047
Dividends — affiliated .............................................. 281,565  1,093,435  317,260  45,097
Interest — unaffiliated .............................................. 10,586  33,008  22,069  3,517
Securities lending income — affiliated — net ............................... 96,379  90,283  43,035  12,486
Foreign taxes withheld ............................................. (8,893) (27,265) (56,264) —
Total investment income ..............................................
28,421,757  61,935,617  50,003,611  10,875,147
EXPENSES
Investment advisory ............................................... 4,312,504  11,513,960  9,017,365  2,160,388
Total expenses .................................................... 4,312,504  11,513,960  9,017,365  2,160,388
Net investment income ...............................................
24,109,253  50,421,657  40,986,246  8,714,759
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (11,409,168) (3,347,808) 29,902,569  (26,782,040)
Investments — affiliated ........................................... 2,532  26,048  (900) 1,091
Futures contracts ............................................... 49,776  506,481  53,113  (210,216)
In-kind redemptions — unaffiliated
(a)
................................... 56,465,674  221,953,384  148,295,954  24,806,746
In-kind redemptions — affiliated
(a)
.................................... 143,798  1,124,732  —  —
45,252,612  220,262,837  178,250,736  (2,184,419)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 137,494,570  50,189,715  145,865,653  (38,200,856)
Investments — affiliated ........................................... 690,968  3,242,342  (2,300) (923)
Futures contracts ............................................... 169,042  427,021  193,683  37,407
138,354,580  53,859,078  146,057,036  (38,164,372)
Net realized and unrealized gain (loss) ....................................
183,607,192  274,121,915  324,307,772  (40,348,791)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 207,716,445  $ 324,543,572  $ 365,294,018  $ (31,634,032)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended April 30, 2025
Statements of Operations
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 10,520,844  $ 39,259,704  $ 39,243,296  $ 23,694,350
Dividends — affiliated .............................................. 93,514  97,634  97,913  902,236
Interest — unaffiliated .............................................. 5,634  6,959  11,692  6,961
Securities lending income — affiliated — net ............................... 184,340  24,504  29,549  17,726
Foreign taxes withheld ............................................. (6,519) —  —  (7,806)
Total investment income ..............................................
10,797,813  39,388,801  39,382,450  24,613,467
EXPENSES
Investment advisory ............................................... 4,660,907  5,008,443  4,897,827  5,728,013
Interest expense ................................................. —  —  5  —
Total expenses .................................................... 4,660,907  5,008,443  4,897,832  5,728,013
Net investment income ...............................................
6,136,906  34,380,358  34,484,618  18,885,454
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (31,775,029) (16,316,768) (22,237,701) (3,402,906)
Investments — affiliated ........................................... 20,444  (11,261) (4,849) (4,161)
Futures contracts ............................................... (1,135,823) (85,072) (862,409) 323,110
In-kind redemptions — unaffiliated
(a)
................................... 224,177,777  55,181,064  93,383,867  20,522,290
In-kind redemptions — affiliated
(a)
.................................... —  —  —  312,758
Payments by affiliate ............................................. 2,397  —  —  —
191,289,766  38,767,963  70,278,908  17,751,091
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (93,275,899) 33,607,592  (238,592,667) 253,363,501
Investments — affiliated ........................................... 4,564  9  (1,766) 5,055,060
Futures contracts ............................................... 65,956  56,171  (165,949) 229,390
(93,205,379) 33,663,772  (238,760,382) 258,647,951
Net realized and unrealized gain (loss) ....................................
98,084,387  72,431,735  (168,481,474) 276,399,042
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 104,221,293  $ 106,812,093  $ (133,996,856) $ 295,284,496
(a)
See Note 2 of the Notes to Financial Statements.

2025
iShares Annual Financial Statements and Additional Information
Statements of Operations
(continued)
Year Ended April 30, 2025
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 62,049,652  $ 51,815,350  $ 20,450,483  $ 112,371,590
Dividends — affiliated .............................................. 2,228,899  242,914  115,325  921,319
Interest — unaffiliated .............................................. 24,658  17,309  6,517  60,330
Securities lending income — affiliated — net ............................... 28,895  96,661  22,365  801,749
Foreign taxes withheld ............................................. (17,676) —  (597) —
Total investment income ..............................................
64,314,428  52,172,234  20,594,093  114,154,988
EXPENSES
Investment advisory ............................................... 12,565,971  12,494,389  5,990,597  71,290,391
Interest expense ................................................. 1  8  —  —
Total expenses .................................................... 12,565,972  12,494,397  5,990,597  71,290,391
Net investment income ...............................................
51,748,456  39,677,837  14,603,496  42,864,597
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (17,083,914) (37,931,427) (14,883,289) (69,808,100)
Investments — affiliated ........................................... (161,782) (8,992) 4,116  (8,710)
Futures contracts ............................................... 875,206  (361,740) (17,470) (1,672,289)
In-kind redemptions — unaffiliated
(a)
................................... 556,728,195  291,690,833  120,456,427  2,312,986,988
In-kind redemptions — affiliated
(a)
.................................... 7,616,055  —  —  —
547,973,760  253,388,674  105,559,784  2,241,497,889
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (23,948,352) (259,938,111) (8,572,594) (483,250,410)
Investments — affiliated ........................................... 4,804,345  3,492  (450) 20,793
Futures contracts ............................................... 364,154  89,732  101,265  1,440,503
(18,779,853) (259,844,887) (8,471,779) (481,789,114)
Net realized and unrealized gain (loss) ....................................
529,193,907  (6,456,213) 97,088,005  1,759,708,775
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 580,942,363  $ 33,221,624  $ 111,691,501  $ 1,802,573,372
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended April 30, 2025
Statements of Operations
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 10,382,503  $ 37,754,518
Dividends — affiliated .............................................................................. 52,815  103,910
Interest — unaffiliated .............................................................................. 2,693  11,228
Securities lending income — affiliated — net ............................................................... 89,463  2,338
Foreign taxes withheld ............................................................................. —  (29,525)
Total investment income ..............................................................................
10,527,474  37,842,469
EXPENSES
Investment advisory ............................................................................... 2,668,131  5,059,714
Interest expense ................................................................................. 77  —
Total expenses .................................................................................... 2,668,208  5,059,714
Net investment income ...............................................................................
7,859,266  32,782,755
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (33,047,108) (10,562,687)
Investments — affiliated ........................................................................... 1,158  (519)
Futures contracts ............................................................................... (148,599) (69,460)
In-kind redemptions — unaffiliated
(a)
................................................................... 27,753,921  176,043,862
(5,440,628) 165,411,196
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (34,759,367) 35,226,325
Investments — affiliated ........................................................................... 313  (26)
Futures contracts ............................................................................... 39,319  6,755
(34,719,735) 35,233,054
Net realized and unrealized gain (loss) ....................................................................
(40,160,363) 200,644,250
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................................
$ (32,301,097) $ 233,427,005
(a)
See Note 2 of the Notes to Financial Statements.

2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
ESG MSCI KLD 400 ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/25
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 24,109,253  $ 22,281,938  $ 50,421,657  $ 48,107,995
Net realized gain ............................................. 45,252,612  68,419,291  220,262,837  112,686,592
Net change in unrealized appreciation (depreciation) ..................... 138,354,580  251,853,949  53,859,078  685,624,437
Net increase in net assets resulting from operations ........................
207,716,445  342,555,178  324,543,572  846,419,024
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(24,042,504) (22,333,716) (49,973,946) (47,349,666)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
180,065,349  (48,105,275) (303,190,198) (88,761,632)
NET ASSETS
Total increase (decrease) in net assets ................................ 363,739,290  272,116,187  (28,620,572) 710,307,726
Beginning of year ...............................................
1,826,135,969  1,554,019,782  4,246,772,961  3,536,465,235
End of year ...................................................
$ 2,189,875,259  $ 1,826,135,969  $ 4,218,152,389  $ 4,246,772,961
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA ESG Select ETF
iShares
U.S. Basic Materials ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/25
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 40,986,246  $ 55,965,154  $ 8,714,759  $ 12,368,731
Net realized gain (loss) ......................................... 178,250,736  570,435,915  (2,184,419) 31,246,922
Net change in unrealized appreciation (depreciation) ..................... 146,057,036  174,529,789  (38,164,372) 10,307,656
Net increase (decrease) in net assets resulting from operations ................
365,294,018  800,930,858  (31,634,032) 53,923,309
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(41,724,328) (55,311,905) (8,726,829) (12,753,032)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(371,327,667) (672,488,910) (124,498,786) (307,802,344)
NET ASSETS
Total increase (decrease) in net assets ................................ (47,757,977) 73,130,043  (164,859,647) (266,632,067)
Beginning of year ...............................................
3,333,157,871  3,260,027,828  648,808,994  915,441,061
End of year ...................................................
$ 3,285,399,894  $ 3,333,157,871  $ 483,949,347  $ 648,808,994
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Consumer Discretionary ETF
iShares
U.S. Consumer Staples ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/25
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 6,136,906  $ 5,740,770  $ 34,380,358  $ 37,889,253
Net realized gain ............................................. 191,289,766  33,790,485  38,767,963  22,981,387
Net change in unrealized appreciation (depreciation) ..................... (93,205,379) 115,716,955  33,663,772  (99,896,605)
Net increase (decrease) in net assets resulting from operations ................
104,221,293  155,248,210  106,812,093  (39,025,965)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(6,540,482) (5,773,517) (33,620,200) (39,211,431)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
199,653,892  149,627,644  162,292,642  (465,854,689)
NET ASSETS
Total increase (decrease) in net assets ................................ 297,334,703  299,102,337  235,484,535  (544,092,085)
Beginning of year ...............................................
997,702,268  698,599,931  1,267,287,481  1,811,379,566
End of year ...................................................
$ 1,295,036,971  $ 997,702,268  $ 1,502,772,016  $ 1,267,287,481
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Energy ETF
iShares
U.S. Financial Services ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/25
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 34,484,618  $ 36,492,046  $ 18,885,454  $ 20,866,049
Net realized gain (loss) ......................................... 70,278,908  133,838,544  17,751,091  (40,968,779)
Net change in unrealized appreciation (depreciation) ..................... (238,760,382) (29,257,815) 258,647,951  296,758,840
Net increase (decrease) in net assets resulting from operations ................
(133,996,856) 141,072,775  295,284,496  276,656,110
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(34,762,099) (36,089,290) (18,879,412) (21,038,122)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(58,437,139) (313,311,666) 68,758,987  (175,128,452)
NET ASSETS
Total increase (decrease) in net assets ................................ (227,196,094) (208,328,181) 345,164,071  80,489,536
Beginning of year ...............................................
1,346,784,033  1,555,112,214  1,282,846,588  1,202,357,052
End of year ...................................................
$ 1,119,587,939  $ 1,346,784,033  $ 1,628,010,659  $ 1,282,846,588
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/25
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 51,748,456  $ 37,534,130  $ 39,677,837  $ 39,522,577
Net realized gain ............................................. 547,973,760  5,288,438  253,388,674  260,708,154
Net change in unrealized appreciation (depreciation) ..................... (18,779,853) 436,921,541  (259,844,887) (130,143,287)
Net increase in net assets resulting from operations ........................
580,942,363  479,744,109  33,221,624  170,087,444
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(46,469,800) (34,613,837) (38,606,689) (39,003,986)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
257,595,839  256,516,293  (297,607,119) (123,458,383)
NET ASSETS
Total increase (decrease) in net assets ................................ 792,068,402  701,646,565  (302,992,184) 7,625,075
Beginning of year ...............................................
2,530,622,246  1,828,975,681  3,269,617,611  3,261,992,536
End of year ...................................................
$ 3,322,690,648  $ 2,530,622,246  $ 2,966,625,427  $ 3,269,617,611
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Industrials ETF
iShares
U.S. Technology ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/25
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 14,603,496  $ 13,135,750  $ 42,864,597  $ 33,654,696
Net realized gain ............................................. 105,559,784  31,391,923  2,241,497,889  2,387,466,513
Net change in unrealized appreciation (depreciation) ..................... (8,471,779) 181,399,328  (481,789,114) 1,658,644,316
Net increase in net assets resulting from operations ........................
111,691,501  225,927,001  1,802,573,372  4,079,765,525
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(14,700,725) (13,000,334) (40,732,579) (53,062,094)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(187,222,880) 178,508,033  452,717,169  1,166,343,871
NET ASSETS
Total increase (decrease) in net assets ................................ (90,232,104) 391,434,700  2,214,557,962  5,193,047,302
Beginning of year ...............................................
1,568,117,677  1,176,682,977  15,745,364,584  10,552,317,282
End of year ...................................................
$ 1,477,885,573  $ 1,568,117,677  $ 17,959,922,546  $ 15,745,364,584
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Transportation ETF
iShares
U.S. Utilities ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/25
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 7,859,266  $ 11,836,033  $ 32,782,755  $ 23,516,613
Net realized gain (loss) ......................................... (5,440,628) 82,287,403  165,411,196  19,235,996
Net change in unrealized appreciation (depreciation) ..................... (34,719,735) 33,574,178  35,233,054  (23,096,053)
Net increase (decrease) in net assets resulting from operations ................
(32,301,097) 127,697,614  233,427,005  19,656,556
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(7,940,968) (12,090,918) (32,618,788) (22,951,390)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(267,320,742) (76,395,634) 317,277,136  (82,377,699)
NET ASSETS
Total increase (decrease) in net assets ................................ (307,562,807) 39,211,062  518,085,353  (85,672,533)
Beginning of year ...............................................
861,741,830  822,530,768  915,876,348  1,001,548,881
End of year ...................................................
$ 554,179,023  $ 861,741,830  $ 1,433,961,701  $ 915,876,348
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Dow Jones U.S. ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of year ..........................
$ 122.56  $ 101.24  $ 101.26  $ 105.12  $ 71.50
Net investment income
(b)
................................ 1 .54  1 .48  1 .43  1 .23  1 .19
Net realized and unrealized gain (loss)
(c)
......................
12.61  21.33  ( 0 .01 ) ( 3 .87 ) 33.68
Net increase (decrease) from investment operations ...............
14.15  22.81  1 .42  ( 2 .64 ) 34.87
Distributions from net investment income
(d)
...................... ( 1 .53 ) ( 1 .49 ) ( 1 .44 ) ( 1 .22 ) ( 1 .25 )
Net asset value, end of year ..............................
$ 135.18  $ 122.56  $ 101.24  $ 101.26  $ 105.12
Total Return
(e)
– – – – –
Based on net asset value .................................
11.52% 22.68% 1 .50% ( 2 .61 ) % 49.18%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .20% 0 .20% 0 .20% 0 .20% 0 .20%
Net investment income ...................................
1 .12% 1 .31% 1 .48% 1 .11% 1 .35%
Supplemental Data
Net assets, end of year (000) ...............................
$ 2,189,875  $ 1,826,136  $ 1,554,020  $ 1,559,426  $ 1,613,580
Portfolio turnover rate
(g)
...................................
3% 3% 4% 4% 4%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI KLD 400 ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of year ..........................
$ 96.19  $ 78.33  $ 78.64  $ 80.24  $ 55.03
Net investment income
(b)
................................ 1 .17  1 .08  1 .05  0 .92  0 .86
Net realized and unrealized gain (loss)
(c)
......................
5 .81  17.84  ( 0 .31 ) ( 1 .61 ) 25.19
Net increase (decrease) from investment operations ...............
6 .98  18.92  0 .74  ( 0 .69 ) 26.05
Distributions from net investment income
(d)
...................... ( 1 .16 ) ( 1 .06 ) ( 1 .05 ) ( 0 .91 ) ( 0 .84 )
Net asset value, end of year ..............................
$ 102.01  $ 96.19  $ 78.33  $ 78.64  $ 80.24
Total Return
(e)
– – – – –
Based on net asset value .................................
7 .20% 24.31% 1 .03% ( 0 .95 ) % 47.69%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net investment income ...................................
1 .09% 1 .23% 1 .40% 1 .07% 1 .27%
Supplemental Data
Net assets, end of year (000) ...............................
$ 4,218,152  $ 4,246,773  $ 3,536,465  $ 3,613,714  $ 3,109,465
Portfolio turnover rate
(g)
...................................
2% 5% 4% 6% 5%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA ESG Select ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of year ..........................
$ 104.49  $ 88.35  $ 88.58  $ 92.11  $ 61.68
Net investment income
(b)
................................ 1 .33  1 .36  1 .32  1 .09  1 .03
Net realized and unrealized gain (loss)
(c)
......................
10.41  16.11  ( 0 .26 ) ( 3 .54 ) 30.38
Net increase (decrease) from investment operations ...............
11.74  17.47  1 .06  ( 2 .45 ) 31.41
Distributions from net investment income
(d)
...................... ( 1 .36 ) ( 1 .33 ) ( 1 .29 ) ( 1 .08 ) ( 0 .98 )
Net asset value, end of year ..............................
$ 114.87  $ 104.49  $ 88.35  $ 88.58  $ 92.11
Total Return
(e)
– – – – –
Based on net asset value .................................
11.21% 19.90% 1 .30% ( 2 .77 ) % 51.29%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net investment income ...................................
1 .14% 1 .41% 1 .55% 1 .11% 1 .31%
Supplemental Data
Net assets, end of year (000) ...............................
$ 3,285,400  $ 3,333,158  $ 3,260,028  $ 3,662,646  $ 3,057,931
Portfolio turnover rate
(g)
...................................
18% 16% 18% 19% 27%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Basic Materials ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of year .........................
$ 141.05  $ 130.78  $ 140.79  $ 131.01  $ 81.27
Net investment income
(a)
............................... 2 .16  2 .35  2 .65  2 .16  1 .78
Net realized and unrealized gain (loss)
(b)
.....................
(10.24) 10.37  ( 9 .96 ) 9 .70  49.62
Net increase (decrease) from investment operations ..............
( 8 .08 ) 12.72  ( 7 .31 ) 11.86  51.40
Distributions from net investment income
(c)
..................... ( 2 .17 ) ( 2 .45 ) ( 2 .70 ) ( 2 .08 ) ( 1 .66 )
Net asset value, end of year .............................
$ 130.80  $ 141.05  $ 130.78  $ 140.79  $ 131.01
Total Return
(d)
– – – – –
Based on net asset value ................................
( 5 .83 ) % 9 .85% ( 5 .07 ) % 9 .13% 63.81%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .38% 0 .39% 0 .40% 0 .39% 0 .41%
Net investment income ..................................
1 .53% 1 .78% 2 .09% 1 .60% 1 .64%
Supplemental Data
Net assets, end of year (000) ..............................
$ 483,949  $ 648,809  $ 915,441  $ 1,126,326  $ 779,484
Portfolio turnover rate
(f)
..................................
19% 11% 30% 47% 28%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Discretionary ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of year ........................
$ 77.64  $ 64.39  $ 66.68  $ 78.01  $ 51.17
Net investment income
(b)
.............................. 0 .45  0 .49  0 .42  0 .31  0 .44
Net realized and unrealized gain (loss)
(c)
....................
12.01  13.26  ( 2 .28 ) (11.31) 26.82
Net increase (decrease) from investment operations .............
12.46  13.75  ( 1 .86 ) (11.00) 27.26
Distributions from net investment income
(d)
.................... ( 0 .48 ) ( 0 .50 ) ( 0 .43 ) ( 0 .33 ) ( 0 .42 )
Net asset value, end of year ............................
$ 89.62  $ 77.64  $ 64.39  $ 66.68  $ 78.01
Total Return
(e)
– – – – –
Based on net asset value ...............................
16.06%
(f)
21.42% ( 2 .75 ) % (14.16) % 53.48%
Ratios to Average Net Assets
(g)
– – – – –
Total expenses ......................................
0 .38% 0 .39% 0 .40% 0 .39% 0 .41%
Net investment income .................................
0 .50% 0 .68% 0 .68% 0 .39% 0 .67%
Supplemental Data
Net assets, end of year (000) .............................
$ 1,295,037  $ 997,702  $ 698,600  $ 856,866  $ 1,583,666
Portfolio turnover rate
(h)
.................................
22% 11% 27% 45% 20%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Staples ETF
Year Ended
04/30/25
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Net asset value, beginning of year ..........................
$ 66.88  $ 69.00  $ 68.79  $ 60.66  $ 39.79
Net investment income
(b)
................................ 1 .79  1 .67  1 .62  1 .27  0 .81
Net realized and unrealized gain (loss)
(c)
......................
4 .10  ( 2 .04 ) 0 .08  7 .94  20.86
Net increase (decrease) from investment operations ...............
5 .89  ( 0 .37 ) 1 .70  9 .21  21.67
Distributions from net investment income
(d)
...................... ( 1 .72 ) ( 1 .75 ) ( 1 .49 ) ( 1 .08 ) ( 0 .80 )
Net asset value, end of year ..............................
$ 71.05  $ 66.88  $ 69.00  $ 68.79  $ 60.66
Total Return
(e)
– – – – –
Based on net asset value .................................
8 .96% ( 0 .40 ) % 2 .65% 15.33% 54.87%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .38% 0 .40% 0 .40% 0 .39% 0 .41%
Net investment income ...................................
2 .61% 2 .57% 2 .46% 1 .99% 1 .57%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,502,772  $ 1,267,287  $ 1,811,380  $ 1,134,954  $ 691,548
Portfolio turnover rate
(g)
...................................
9% 8% 6% 33% 4%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Energy ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of year ..........................
$ 48.89  $ 44.56  $ 39.92  $ 26.40  $ 20.06
Net investment income
(a)
................................ 1 .27  1 .24  1 .49  1 .07  0 .80
Net realized and unrealized gain (loss)
(b)
......................
( 6 .22 ) 4 .33  4 .77  13.56  6 .36
Net increase (decrease) from investment operations ...............
( 4 .95 ) 5 .57  6 .26  14.63  7 .16
Distributions from net investment income
(c)
...................... ( 1 .29 ) ( 1 .24 ) ( 1 .62 ) ( 1 .11 ) ( 0 .82 )
Net asset value, end of year ..............................
$ 42.65  $ 48.89  $ 44.56  $ 39.92  $ 26.40
Total Return
(d)
– – – – –
Based on net asset value .................................
(10.33) % 12.71% 15.97% 56.56% 37.20%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .38% 0 .39% 0 .40% 0 .39% 0 .41%
Net investment income ...................................
2 .68% 2 .76% 3 .40% 3 .38% 3 .62%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,119,588  $ 1,346,784  $ 1,555,112  $ 3,552,781  $ 2,102,459
Portfolio turnover rate
(f)
...................................
13% 10% 11% 17% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financial Services ETF
Year Ended
04/30/25
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Net asset value, beginning of year .........................
$ 63.51  $ 51.38  $ 54.32  $ 60.91  $ 38.45
Net investment income
(b)
............................... 0 .92  0 .97  1 .02  0 .92  0 .84
Net realized and unrealized gain (loss)
(c)
.....................
14.20  12.13  ( 2 .83 ) ( 6 .64 ) 22.41
Net increase (decrease) from investment operations ..............
15.12  13.10  ( 1 .81 ) ( 5 .72 ) 23.25
Distributions from net investment income
(d)
..................... ( 0 .92 ) ( 0 .97 ) ( 1 .13 ) ( 0 .87 ) ( 0 .79 )
Net asset value, end of year .............................
$ 77.71  $ 63.51  $ 51.38  $ 54.32  $ 60.91
Total Return
(e)
– – – – –
Based on net asset value ................................
23.92% 25.76% ( 3 .29 ) % ( 9 .57 ) % 61.14%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .38% 0 .39% 0 .40% 0 .39% 0 .41%
Net investment income ..................................
1 .25% 1 .72% 1 .93% 1 .46% 1 .85%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,628,011  $ 1,282,847  $ 1,202,357  $ 2,029,031  $ 1,635,325
Portfolio turnover rate
(g)
..................................
3% 18% 4% 5% 7%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financials ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of year .........................
$ 91.19  $ 73.16  $ 75.81  $ 80.18  $ 53.39
Net investment income
(b)
............................... 1 .67  1 .50  1 .45  1 .20  1 .09
Net realized and unrealized gain (loss)
(c)
.....................
19.20  17.93  ( 2 .71 ) ( 4 .38 ) 26.76
Net increase (decrease) from investment operations ..............
20.87  19.43  ( 1 .26 ) ( 3 .18 ) 27.85
Distributions from net investment income
(d)
..................... ( 1 .49 ) ( 1 .40 ) ( 1 .39 ) ( 1 .19 ) ( 1 .06 )
Net asset value, end of year .............................
$ 110.57  $ 91.19  $ 73.16  $ 75.81  $ 80.18
Total Return
(e)
– – – – –
Based on net asset value ................................
22.98% 26.82% ( 1 .62 ) % ( 4 .11 ) % 52.80%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .38% 0 .39% 0 .40% 0 .39% 0 .41%
Net investment income ..................................
1 .56% 1 .86% 1 .94% 1 .42% 1 .72%
Supplemental Data
Net assets, end of year (000) ..............................
$ 3,322,691  $ 2,530,622  $ 1,828,976  $ 2,099,949  $ 2,353,202
Portfolio turnover rate
(g)
..................................
8% 6% 14% 24% 9%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare ETF
Year Ended
04/30/25
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Net asset value, beginning of year ..........................
$ 58.81  $ 56.24  $ 54.62  $ 52.62  $ 42.50
Net investment income
(b)
................................ 0 .74  0 .70  0 .64  0 .57  0 .53
Net realized and unrealized gain (loss)
(c)
......................
( 0 .20 ) 2 .56  1 .62  2 .00  10.17
Net increase from investment operations .......................
0 .54  3 .26  2 .26  2 .57  10.70
Distributions from net investment income
(d)
...................... ( 0 .72 ) ( 0 .69 ) ( 0 .64 ) ( 0 .57 ) ( 0 .58 )
Net asset value, end of year ..............................
$ 58.63  $ 58.81  $ 56.24  $ 54.62  $ 52.62
Total Return
(e)
– – – – –
Based on net asset value .................................
0 .87% 5 .84% 4 .21% 4 .86% 25.40%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .38% 0 .39% 0 .40% 0 .39% 0 .41%
Net investment income ...................................
1 .21% 1 .23% 1 .18% 1 .03% 1 .13%
Supplemental Data
Net assets, end of year (000) ...............................
$ 2,966,625  $ 3,269,618  $ 3,261,993  $ 2,826,782  $ 2,565,039
Portfolio turnover rate
(g)
...................................
4% 5% 3% 7% 6%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Industrials ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of year ..........................
$ 120.16  $ 99.72  $ 97.59  $ 110.26  $ 68.98
Net investment income
(b)
................................ 1 .21  1 .16  1 .07  0 .89  0 .90
Net realized and unrealized gain (loss)
(c)
......................
8 .91  20.45  2 .09  (12.64) 41.28
Net increase (decrease) from investment operations ...............
10.12  21.61  3 .16  (11.75) 42.18
Distributions from net investment income
(d)
...................... ( 1 .21 ) ( 1 .17 ) ( 1 .03 ) ( 0 .92 ) ( 0 .90 )
Net asset value, end of year ..............................
$ 129.07  $ 120.16  $ 99.72  $ 97.59  $ 110.26
Total Return
(e)
– – – – –
Based on net asset value .................................
8 .42% 21.80% 3 .32% (10.75) % 61.51%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .38% 0 .39% 0 .40% 0 .39% 0 .41%
Net investment income ...................................
0 .93% 1 .06% 1 .11% 0 .81% 0 .99%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,477,886  $ 1,568,118  $ 1,176,683  $ 1,249,092  $ 1,697,961
Portfolio turnover rate
(g)
...................................
5% 4% 4% 26% 5%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Technology ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of year ..........................
$ 128.17  $ 93.05  $ 89.60  $ 92.98  $ 58.58
Net investment income
(b)
................................ 0 .34  0 .30  0 .39  0 .25  0 .37
Net realized and unrealized gain (loss)
(c)
......................
14.98  35.29  3 .50  ( 3 .33 ) 34.42
Net increase (decrease) from investment operations ...............
15.32  35.59  3 .89  ( 3 .08 ) 34.79
Distributions from net investment income
(d)
...................... ( 0 .33 ) ( 0 .47 ) ( 0 .44 ) ( 0 .30 ) ( 0 .39 )
Net asset value, end of year ..............................
$ 143.16  $ 128.17  $ 93.05  $ 89.60  $ 92.98
Total Return
(e)
– – – – –
Based on net asset value .................................
11.95% 38.28% 4 .41% ( 3 .35 ) % 59.56%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .38% 0 .39% 0 .40% 0 .39% 0 .41%
Net investment income ...................................
0 .23% 0 .26% 0 .46% 0 .24% 0 .47%
Supplemental Data
Net assets, end of year (000) ...............................
$ 17,959,923  $ 15,745,365  $ 10,552,317  $ 7,338,434  $ 7,257,255
Portfolio turnover rate
(g)
...................................
7% 11% 10% 13% 12%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Transportation ETF
Year Ended
04/30/25
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Net asset value, beginning of year .........................
$ 64.31  $ 55.58  $ 60.74  $ 67.43  $ 37.44
Net investment income
(b)
............................... 0 .75  0 .78  0 .76  0 .52  0 .49
Net realized and unrealized gain (loss)
(c)
.....................
( 3 .40 ) 8 .76  ( 5 .15 ) ( 6 .66 ) 29.97
Net increase (decrease) from investment operations ..............
( 2 .65 ) 9 .54  ( 4 .39 ) ( 6 .14 ) 30.46
Distributions from net investment income
(d)
..................... ( 0 .76 ) ( 0 .81 ) ( 0 .77 ) ( 0 .55 ) ( 0 .47 )
Net asset value, end of year .............................
$ 60.90  $ 64.31  $ 55.58  $ 60.74  $ 67.43
Total Return
(e)
– – – – –
Based on net asset value ................................
( 4 .22 ) % 17.23% ( 7 .18 ) % ( 9 .18 ) % 81.75%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .38% 0 .39% 0 .40% 0 .39% 0 .41%
Net investment income ..................................
1 .12% 1 .25% 1 .37% 0 .80% 0 .90%
Supplemental Data
Net assets, end of year (000) ..............................
$ 554,179  $ 861,742  $ 822,531  $ 1,178,276  $ 2,144,306
Portfolio turnover rate
(g)
..................................
15% 11% 13% 72% 80%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Utilities ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of year ..........................
$ 85.60  $ 85.24  $ 87.48  $ 82.62  $ 71.20
Net investment income
(b)
................................ 2 .39  2 .21  2 .00  1 .98  2 .10
Net realized and unrealized gain (loss)
(c)
......................
16.02  0 .31  ( 2 .15 ) 4 .95  11.60
Net increase (decrease) from investment operations ...............
18.41  2 .52  ( 0 .15 ) 6 .93  13.70
Distributions from net investment income
(d)
...................... ( 2 .31 ) ( 2 .16 ) ( 2 .09 ) ( 2 .07 ) ( 2 .28 )
Net asset value, end of year ..............................
$ 101.70  $ 85.60  $ 85.24  $ 87.48  $ 82.62
Total Return
(e)
– – – – –
Based on net asset value .................................
21.65% 3 .18% ( 0 .15 ) % 8 .52% 19.66%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .38% 0 .39% 0 .40% 0 .39% 0 .41%
Net investment income ...................................
2 .46% 2 .76% 2 .33% 2 .35% 2 .78%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,433,962  $ 915,876  $ 1,001,549  $ 970,990  $ 822,092
Portfolio turnover rate
(g)
...................................
4% 4% 3% 14% 5%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
Dow Jones U.S. ...................................................................................................... Diversified
ESG MSCI KLD 400
(a)(b)
................................................................................................ Diversified
MSCI USA ESG Select ................................................................................................. Diversified
U.S. Basic Materials ................................................................................................... Non-diversified
U.S. Consumer Discretionary ............................................................................................. Diversified
U.S. Consumer Staples ................................................................................................ Non-diversified
U.S. Energy ........................................................................................................ Non-diversified
U.S. Financial Services ................................................................................................. Non-diversified
U.S. Financials ...................................................................................................... Diversified
U.S. Healthcare ...................................................................................................... Non-diversified
U.S. Industrials ...................................................................................................... Diversified
U.S. Technology ..................................................................................................... Non-diversified
U.S. Transportation ................................................................................................... Non-diversified
U.S. Utilities ........................................................................................................ Non-diversified
(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.
(b)
Formerly known as the iShares MSCI KLD 400 Social ETF.

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
( continued)

Notes to Financial Statements
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Dow Jones U.S.
Barclays Bank PLC ............................................... $ 155,662 $ (155,662) $ — $ —
BNP Paribas SA ................................................. 2,466,255 (2,466,255) — —
BofA Securities, Inc. .............................................. 2,577,516 (2,577,516) — —
Citigroup Global Markets, Inc. ........................................ 4,166,928 (4,166,928) — —
Goldman Sachs & Co. LLC ......................................... 5,440,112 (5,440,112) — —
HSBC Bank PLC ................................................ 120,233 (120,233) — —
J.P. Morgan Securities LLC ......................................... 802,221 (783,375) — 18,846
Jefferies LLC ................................................... 667,473 (667,473) — —
Morgan Stanley ................................................. 1,102,277 (1,102,277) — —
National Financial Services LLC ...................................... 309,348 (309,348) — —
Natixis SA ..................................................... 99,100 (99,100) — —
Nomura Securities International, Inc. ................................... 16,038 (16,038) — —
SG Americas Securities LLC ........................................ 2,138 (2,138) — —
State Street Bank & Trust Co. ........................................ 684,136 (684,136) — —
Toronto-Dominion Bank ............................................ 80,789 (80,789) — —
UBS AG ...................................................... 457,953 (457,953) — —
UBS Securities LLC .............................................. 580,758 (580,758) — —
Wells Fargo Bank NA ............................................. 797,188 (797,188) — —
Wells Fargo Securities LLC ......................................... 85,694 (85,694) — —
$ 20,611,819 $ (20,592,973)
$ —
$ 18,846
a
ESG MSCI KLD 400
Barclays Bank PLC ............................................... 124,270 (124,270) — —
BNP Paribas SA ................................................. 2,191,528 (2,191,528) — —
BofA Securities, Inc. .............................................. 3,169 (3,169) — —
Citigroup Global Markets, Inc. ........................................ 6,177 (6,177) — —
Goldman Sachs & Co. LLC ......................................... 1,954,096 (1,954,096) — —
J.P. Morgan Securities LLC ......................................... 1,682,908 (1,682,908) — —
Jefferies LLC ................................................... 46,989 (46,989) — —
Morgan Stanley ................................................. 741,011 (741,011) — —
RBC Capital Markets LLC .......................................... 158,132 (158,132) — —
SG Americas Securities LLC ........................................ 18,749 (18,749) — —
Wells Fargo Securities LLC ......................................... 762,688 (762,688) — —
$ 7,689,717 $ (7,689,717)
$ —
$ —
a

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA ESG Select
BNP Paribas SA ................................................. $ 9,678 $ (9,678) $ — $ —
BofA Securities, Inc. .............................................. 657,633 (657,633) — —
Citigroup Global Markets, Inc. ........................................ 1,567,813 (1,566,312) — 1,501
Goldman Sachs & Co. LLC ......................................... 16,474 (16,458) — 16
J.P. Morgan Securities LLC ......................................... 311,310 (311,310) — —
Jefferies LLC ................................................... 606,730 (606,730) — —
Morgan Stanley ................................................. 327,840 (327,526) — 314
National Financial Services LLC ...................................... 2,646,985 (2,646,985) — —
UBS AG ...................................................... 162,150 (162,150) — —
Wells Fargo Bank NA ............................................. 103,933 (103,933) — —
$ 6,410,546 $ (6,408,715)
$ —
$ 1,831
a
U.S. Basic Materials
Barclays Bank PLC ............................................... 1,018,567 (1,018,567) — —
BNP Paribas SA ................................................. 14,972 (14,972) — —
Goldman Sachs & Co. LLC ......................................... 4,333,771 (4,333,771) — —
Morgan Stanley ................................................. 433,480 (433,480) — —
$ 5,800,790 $ (5,800,790)
$ —
$ —
a
U.S. Consumer Discretionary
Barclays Bank PLC ............................................... 147,941 (147,941) — —
Barclays Capital, Inc. ............................................. 154,501 (154,501) — —
BNP Paribas SA ................................................. 61,608,665 (61,608,665) — —
BofA Securities, Inc. .............................................. 569,356 (569,356) — —
Citigroup Global Markets, Inc. ........................................ 391,879 (391,879) — —
Goldman Sachs & Co. LLC ......................................... 2,144,510 (2,144,510) — —
J.P. Morgan Securities LLC ......................................... 18,108 (18,108) — —
Morgan Stanley ................................................. 4,290,345 (4,290,345) — —
National Financial Services LLC ...................................... 3,566,475 (3,566,475) — —
SG Americas Securities LLC ........................................ 105,591 (105,591) — —
UBS AG ...................................................... 48,619 (48,619) — —
$ 73,045,990 $ (73,045,990)
$ —
$ —
a
U.S. Consumer Staples
SG Americas Securities LLC ........................................ 503,424 (503,424) — —
$ 503,424 $ (503,424)
$ —
$ —
a
U.S. Energy
Goldman Sachs & Co. LLC ......................................... 5,127,125 (5,127,125) — —
$ 5,127,125 $ (5,127,125)
$ —
$ —
a
U.S. Financial Services
Barclays Bank PLC ............................................... 394,994 (394,994) — —
BofA Securities, Inc. .............................................. 2,107,722 (2,107,722) — —
HSBC Bank PLC ................................................ 9,261 (9,261) — —
Morgan Stanley ................................................. 2,644,614 (2,644,614) — —
$ 5,156,591 $ (5,156,591)
$ —
$ —
a
U.S. Financials
Barclays Bank PLC ............................................... 1,112,119 (1,112,119) — —
BofA Securities, Inc. .............................................. 33,501 (33,501) — —
Goldman Sachs & Co. LLC ......................................... 5,292,921 (5,292,921) — —
Morgan Stanley ................................................. 7,835 (7,835) — —
National Financial Services LLC ...................................... 633,646 (633,646) — —
Virtu Americas LLC ............................................... 38,533 (38,533) — —
$ 7,118,555 $ (7,118,555)
$ —
$ —
a

Notes to Financial Statements
( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Healthcare
Barclays Bank PLC ............................................... $ 1,576,868 $ (1,576,868) $ — $ —
BNP Paribas SA ................................................. 7,027,116 (7,027,116) — —
BofA Securities, Inc. .............................................. 5,861,321 (5,861,321) — —
Citigroup Global Markets, Inc. ........................................ 1,414 (1,414) — —
J.P. Morgan Securities LLC ......................................... 2,218,699 (2,218,699) — —
National Financial Services LLC ...................................... 985,188 (985,188) — —
SG Americas Securities LLC ........................................ 6,907,404 (6,907,404) — —
Toronto-Dominion Bank ............................................ 95,028 (95,028) — —
UBS AG ...................................................... 83,594 (83,447) — 147
Wells Fargo Bank NA ............................................. 1,557,006 (1,557,006) — —
Wells Fargo Securities LLC ......................................... 1,150 (1,150) — —
$ 26,314,788 $ (26,314,641)
$ —
$ 147
a
U.S. Industrials
Barclays Bank PLC ............................................... 7,877 (7,877) — —
BNP Paribas SA ................................................. 306,546 (306,546) — —
BofA Securities, Inc. .............................................. 392,640 (392,640) — —
Citigroup Global Markets, Inc. ........................................ 1,367,144 (1,284,547) — 82,597
Goldman Sachs & Co. LLC ......................................... 1,375,266 (1,293,958) — 81,308
J.P. Morgan Securities LLC ......................................... 1,296,267 (1,296,267) — —
National Financial Services LLC ...................................... 2,399,198 (2,399,198) — —
$ 7,144,938 $ (6,981,033)
$ —
$ 163,905
a
U.S. Technology
Barclays Bank PLC ............................................... 148,875,716 (148,875,716) — —
Barclays Capital, Inc. ............................................. 359 (359) — —
BNP Paribas SA ................................................. 20,386,617 (20,386,617) — —
BofA Securities, Inc. .............................................. 56,596,530 (56,596,530) — —
Citigroup Global Markets, Inc. ........................................ 7,011,056 (7,011,056) — —
Goldman Sachs & Co. LLC ......................................... 40,341,663 (40,341,663) — —
J.P. Morgan Securities LLC ......................................... 19,271,909 (19,271,909) — —
Morgan Stanley ................................................. 16,793,138 (16,793,138) — —
National Financial Services LLC ...................................... 15,036,434 (15,036,434) — —
UBS AG ...................................................... 817,940 (817,940) — —
Wells Fargo Bank NA ............................................. 39,405,192 (39,405,192) — —
Wells Fargo Securities LLC ......................................... 2,126,029 (2,126,029) — —
$ 366,662,583 $ (366,662,583)
$ —
$ —
a
U.S. Transportation
Barclays Bank PLC ............................................... 2,384,013 (2,384,013) — —
BNP Paribas SA ................................................. 1,279,354 (1,279,354) — —
BofA Securities, Inc. .............................................. 32,968 (32,968) — —
Citigroup Global Markets, Inc. ........................................ 55,590 (55,590) — —
Goldman Sachs & Co. LLC ......................................... 2,444,241 (2,444,241) — —
Jefferies LLC ................................................... 83,440 (83,440) — —
Morgan Stanley ................................................. 555,862 (555,862) — —
National Financial Services LLC ...................................... 204,613 (204,613) — —
SG Americas Securities LLC ........................................ 1,903 (1,903) — —
Toronto-Dominion Bank ............................................ 3,526 (3,526) — —
UBS AG ...................................................... 70,924 (70,924) — —
$ 7,116,434 $ (7,116,434)
$ —
$ —
a
U.S. Utilities
BNP Paribas SA ................................................. 17,617 (17,617) — —
$ 17,617 $ (17,617)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of April 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to each Fund, except for the iShares Dow Jones U.S, iShares ESG MSCI KLD 400 and iShares MSCI USA ESG Select ETFs, BFA is
entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best
iShares ETF Investment Advisory Fees
Dow Jones U.S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
ESG MSCI KLD 400 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
MSCI USA ESG Select . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945

Notes to Financial Statements
( continued)

Notes to Financial Statements
interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended April 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF Amounts
Dow Jones U.S. ..................................................................................................... $ 30,948
ESG MSCI KLD 400 .................................................................................................. 30,040
MSCI USA ESG Select ................................................................................................ 17,682
U.S. Basic Materials .................................................................................................. 4,486
U.S. Consumer Discretionary ............................................................................................ 52,488
U.S. Consumer Staples ............................................................................................... 7,162
U.S. Energy ....................................................................................................... 10,294
U.S. Financial Services ................................................................................................ 6,862
U.S. Financials ..................................................................................................... 10,956
U.S. Healthcare ..................................................................................................... 39,189
U.S. Industrials ..................................................................................................... 9,189
U.S. Technology .................................................................................................... 312,625
U.S. Transportation .................................................................................................. 28,868
U.S. Utilities ....................................................................................................... 923
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Dow Jones U.S. ....................................................................
$ 8,042,809 $ 9,812,725 $ (6,822,117)
ESG MSCI KLD 400 .................................................................
26,138,817 29,538,800 (1,931,694)
MSCI USA ESG Select ...............................................................
196,453,025 170,807,574 (16,001,906)
U.S. Basic Materials .................................................................
64,311,381 49,098,392 (10,778,870)
U.S. Consumer Discretionary ...........................................................
87,011,674 84,786,957 (14,106,075)
U.S. Consumer Staples ..............................................................
65,610,771 33,537,045 (6,174,054)
U.S. Energy ......................................................................
109,992,381 29,738,874 (16,673,539)
U.S. Financial Services ...............................................................
10,991,844 9,380,246 (2,149,963)
U.S. Financials ....................................................................
86,612,358 29,077,863 (5,143,997)
U.S. Healthcare ....................................................................
49,109,862 13,103,404 (31,521,674)
U.S. Industrials ....................................................................
21,870,934 30,449,255 (6,043,243)
U.S. Technology ...................................................................
894,065,424 1,035,503,429 (43,747,332)
U.S. Transportation .................................................................
51,621,958 42,836,585 (11,501,681)
U.S. Utilities ......................................................................
11,417,597 8,314,883 (7,930,275)

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
During the year ended April 30, 2025, iShares U.S. Consumer Discretionary ETF received a reimbursement of $2,397 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended April 30, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2025, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
Dow Jones U.S. ................................................................................... $ 61,629,511 $ 59,566,404
ESG MSCI KLD 400 ................................................................................ 102,298,418 97,755,293
MSCI USA ESG Select .............................................................................. 645,206,691 643,302,249
U.S. Basic Materials ................................................................................ 105,624,912 109,261,256
U.S. Consumer Discretionary .......................................................................... 270,717,536 270,855,628
U.S. Consumer Staples ............................................................................. 123,739,669 123,517,723
U.S. Energy ..................................................................................... 166,406,211 167,210,726
U.S. Financial Services .............................................................................. 52,339,614 51,455,927
U.S. Financials ................................................................................... 275,081,008 263,560,256
U.S. Healthcare ................................................................................... 129,520,694 128,579,356
U.S. Industrials ................................................................................... 76,785,934 76,470,091
U.S. Technology .................................................................................. 1,547,863,753 1,371,144,913
U.S. Transportation ................................................................................ 114,005,997 102,980,418
U.S. Utilities ..................................................................................... 49,608,500 49,313,334
iShares ETF In-kind Purchases In-kind Sales
Dow Jones U.S. ................................................................................... $ 254,412,545  $ 75,131,853
ESG MSCI KLD 400 ................................................................................ 90,582,075  392,377,252
MSCI USA ESG Select .............................................................................. 211,651,573  583,305,302
U.S. Basic Materials ................................................................................ 63,615,327  187,788,293
U.S. Consumer Discretionary .......................................................................... 1,148,385,508  950,287,981
U.S. Consumer Staples ............................................................................. 624,317,603  462,232,756
U.S. Energy ..................................................................................... 248,259,765  306,281,208
U.S. Financial Services .............................................................................. 167,982,990  99,539,176
U.S. Financials ................................................................................... 2,159,714,507  1,907,469,958
U.S. Healthcare ................................................................................... 566,561,777  863,405,767
U.S. Industrials ................................................................................... 229,781,321  416,292,164
U.S. Technology .................................................................................. 4,676,207,539  4,223,528,050
U.S. Transportation ................................................................................ 880,495,340  1,147,224,780
U.S. Utilities ..................................................................................... 1,299,942,026  983,528,034

Notes to Financial Statements
( continued)

Notes to Financial Statements
The tax character of distributions paid was as follows:
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Dow Jones U.S. ................................................................................... $ 56,404,208  $ (56,404,208)
ESG MSCI KLD 400 ................................................................................ 222,819,233  (222,819,233)
MSCI USA ESG Select .............................................................................. 148,102,990  (148,102,990)
U.S. Basic Materials ................................................................................ 24,720,889  (24,720,889)
U.S. Consumer Discretionary .......................................................................... 223,494,062  (223,494,062)
U.S. Consumer Staples ............................................................................. 55,007,085  (55,007,085)
U.S. Energy ..................................................................................... 91,232,506  (91,232,506)
U.S. Financial Services .............................................................................. 20,755,479  (20,755,479)
U.S. Financials ................................................................................... 562,381,691  (562,381,691)
U.S. Healthcare ................................................................................... 289,442,582  (289,442,582)
U.S. Industrials ................................................................................... 120,290,499  (120,290,499)
U.S. Technology .................................................................................. 2,305,927,545  (2,305,927,545)
U.S. Transportation ................................................................................ 27,241,668  (27,241,668)
U.S. Utilities ..................................................................................... 175,148,512  (175,148,512)
iShares ETF
Year Ended
04/30/25
Year Ended
04/30/24
Dow Jones U.S.
Ordinary income ......................................................................................... $ 24,042,504  $ 22,333,716
ESG MSCI KLD 400
Ordinary income ......................................................................................... $ 49,973,946  $ 47,349,666
MSCI USA ESG Select
Ordinary income ......................................................................................... $ 41,724,328  $ 55,311,905
U.S. Basic Materials
Ordinary income ......................................................................................... $ 8,726,829  $ 12,753,032
U.S. Consumer Discretionary
Ordinary income ......................................................................................... $ 6,540,482  $ 5,773,517
U.S. Consumer Staples
Ordinary income ......................................................................................... $ 33,620,200  $ 39,211,431
U.S. Energy
Ordinary income ......................................................................................... $ 34,762,099  $ 36,089,290
U.S. Financial Services
Ordinary income ......................................................................................... $ 18,879,412  $ 21,038,122
U.S. Financials
Ordinary income ......................................................................................... $ 46,469,800  $ 34,613,837
U.S. Healthcare
Ordinary income ......................................................................................... $ 38,606,689  $ 39,003,986
U.S. Industrials
Ordinary income ......................................................................................... $ 14,700,725  $ 13,000,334
U.S. Technology
Ordinary income ......................................................................................... $ 40,732,579  $ 53,062,094
U.S. Transportation
Ordinary income ......................................................................................... $ 7,940,968  $ 12,090,918
U.S. Utilities
Ordinary income ......................................................................................... $ 32,618,788  $ 22,951,390

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
As of April 30, 2025, the tax components of accumulated earnings (losses) were as follows:
For the year ended April 30, 2025, the iShares MSCI USA ESG Select ETF utilized $28,341,018 of its capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Dow Jones U.S. ..............................................
$ 1,789,838  $ (47,395,617) $ 1,059,865,931  $ 1,014,260,152
ESG MSCI KLD 400 ...........................................
3,896,905  (100,471,645) 1,233,275,434  1,136,700,694
MSCI USA ESG Select .........................................
2,361,548  (207,756,224) 333,950,026  128,555,350
U.S. Basic Materials ...........................................
683,876  (231,259,003) (90,019,739) (320,594,866)
U.S. Consumer Discretionary .....................................
459,017  (185,439,862) (129,992,157) (314,973,002)
U.S. Consumer Staples ........................................
5,879,227  (81,067,814) (7,326,625) (82,515,212)
U.S. Energy ................................................
125,275  (375,301,458) 31,556,585  (343,619,598)
U.S. Financial Services .........................................
1,642,142  (156,219,709) 331,743,594  177,166,027
U.S. Financials ..............................................
11,375,459  (196,563,340) 217,731,067  32,543,186
U.S. Healthcare ..............................................
4,058,536  (147,416,556) (80,398,560) (223,756,580)
U.S. Industrials ..............................................
541,138  (122,913,495) 113,919,247  (8,453,110)
U.S. Technology .............................................
2,132,018  (420,427,962) 2,792,025,872  2,373,729,928
U.S. Transportation ...........................................
—  (164,669,662) (164,400,149) (329,069,811)
U.S. Utilities ................................................
729,190  (74,579,847) 22,882,214  (50,968,443)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dow Jones U.S. ............................................... $ 1,150,171,633  $ 1,129,592,376  $ (69,723,561) $ 1,059,868,815
ESG MSCI KLD 400 ............................................ 2,989,440,003  1,478,353,489  (245,078,055) 1,233,275,434
MSCI USA ESG Select .......................................... 2,955,486,342  531,523,995  (197,573,969) 333,950,026
U.S. Basic Materials ............................................ 576,159,436  34,726,749  (124,746,488) (90,019,739)
U.S. Consumer Discretionary ...................................... 1,499,291,431  83,914,501  (213,906,658) (129,992,157)
U.S. Consumer Staples ......................................... 1,507,649,375  130,273,133  (137,599,758) (7,326,625)
U.S. Energy ................................................. 1,093,010,088  146,457,022  (114,900,437) 31,556,585
U.S. Financial Services .......................................... 1,300,854,206  383,646,675  (51,903,081) 331,743,594
U.S. Financials ............................................... 3,110,103,125  344,477,493  (126,746,426) 217,731,067
U.S. Healthcare ............................................... 3,071,345,811  445,622,062  (526,020,622) (80,398,560)
U.S. Industrials ............................................... 1,370,497,130  254,963,150  (141,043,903) 113,919,247
U.S. Technology .............................................. 15,547,123,831  3,683,308,130  (891,282,258) 2,792,025,872
U.S. Transportation ............................................ 726,058,496  8,461,630  (172,861,779) (164,400,149)
U.S. Utilities ................................................. 1,411,139,839  102,067,524  (79,185,310) 22,882,214

Notes to Financial Statements
( continued)

Notes to Financial Statements
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service.  Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in a capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
04/30/25
Year Ended
04/30/24
iShares ETF Shares  Amount  Shares  Amount
Dow Jones U.S.
Shares sold .............................................. 1,850,000  $ 255,483,085  500,000  $ 54,080,238
Shares redeemed .......................................... (550,000) (75,417,736) (950,000) (102,185,513)
1,300,000  $ 180,065,349  (450,000) $ (48,105,275)
ESG MSCI KLD 400
Shares sold .............................................. 850,000  $ 91,060,904  1,900,000  $ 166,540,184
Shares redeemed .......................................... (3,650,000) (394,251,102) (2,900,000) (255,301,816)
(2,800,000) $ (303,190,198) (1,000,000) $ (88,761,632)
MSCI USA ESG Select
Shares sold .............................................. 1,750,000  $ 212,308,289  24,050,000  $ 2,176,161,906
Shares redeemed .......................................... (5,050,000) (583,635,956) (29,050,000) (2,848,650,816)
(3,300,000) $ (371,327,667) (5,000,000) $ (672,488,910)
U.S. Basic Materials
Shares sold .............................................. 450,000  $ 63,765,245  2,200,000  $ 301,941,533
Shares redeemed .......................................... (1,350,000) (188,264,031) (4,600,000) (609,743,877)
(900,000) $ (124,498,786) (2,400,000) $ (307,802,344)
U.S. Consumer Discretionary
Shares sold .............................................. 12,400,000  $ 1,152,023,789  5,300,000  $ 381,831,787
Shares redeemed .......................................... (10,800,000) (952,369,897) (3,300,000) (232,204,143)
1,600,000  $ 199,653,892  2,000,000  $ 149,627,644
U.S. Consumer Staples
Shares sold .............................................. 8,950,000  $ 626,159,858  2,800,000
(a)
$ 186,682,821
Shares redeemed .......................................... (6,750,000) (463,867,216) (10,100,000)
(a)
(652,537,510)
2,200,000  $ 162,292,642  (7,300,000) $ (465,854,689)
U.S. Energy
Shares sold .............................................. 5,300,000  $ 248,871,452  2,600,000  $ 120,728,213
Shares redeemed .......................................... (6,600,000) (307,308,591) (9,950,000) (434,039,879)
(1,300,000) $ (58,437,139) (7,350,000) $ (313,311,666)
U.S. Financial Services
Shares sold .............................................. 2,200,000  $ 169,126,650  2,050,000
(a)
$ 109,728,520
Shares redeemed .......................................... (1,450,000) (100,367,663) (5,250,000)
(a)
(284,856,972)
750,000  $ 68,758,987  (3,200,000) $ (175,128,452)
U.S. Financials
Shares sold .............................................. 20,300,000  $ 2,184,623,030  6,800,000  $ 567,819,901
Shares redeemed .......................................... (18,000,000) (1,927,027,191) (4,050,000) (311,303,608)
2,300,000  $ 257,595,839  2,750,000  $ 256,516,293
U.S. Healthcare
Shares sold .............................................. 9,150,000  $ 568,040,979  11,550,000
(b)
$ 674,305,942
Shares redeemed .......................................... (14,150,000) (865,648,098) (13,950,000)
(b)
(797,764,325)
(5,000,000) $ (297,607,119) (2,400,000) $ (123,458,383)
U.S. Industrials
Shares sold .............................................. 1,700,000  $ 230,651,441  3,900,000  $ 446,883,571
Shares redeemed .......................................... (3,300,000) (417,874,321) (2,650,000) (268,375,538)
(1,600,000) $ (187,222,880) 1,250,000  $ 178,508,033

Notes to Financial Statements
( continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
The following name change for the Fund went effective on June 2, 2025.
Year Ended
04/30/25
Year Ended
04/30/24
iShares ETF Shares Amount Shares Amount
U.S. Technology
Shares sold .............................................. 30,950,000  $ 4,682,094,188  48,600,000  $ 5,713,567,223
Shares redeemed .......................................... (28,350,000) (4,229,377,019) (39,150,000) (4,547,223,352)
2,600,000  $ 452,717,169  9,450,000  $ 1,166,343,871
U.S. Transportation
Shares sold .............................................. 12,950,000  $ 882,205,915  24,550,000
(c)
$ 1,534,828,039
Shares redeemed .......................................... (17,250,000) (1,149,526,657) (25,950,000)
(c)
(1,611,223,673)
(4,300,000) $ (267,320,742) (1,400,000) $ (76,395,634)
U.S. Utilities
Shares sold .............................................. 13,700,000  $ 1,303,934,348  2,250,000  $ 180,378,001
Shares redeemed .......................................... (10,300,000) (986,657,212) (3,300,000) (262,755,700)
3,400,000  $ 317,277,136  (1,050,000) $ (82,377,699)
(a)
Share transactions prior to the close of trading on March 6, 2024 have been retroactively adjusted to reflect a three-for-one stock split.
(b)
Share transactions prior to the close of trading on March 6, 2024 have been retroactively adjusted to reflect a five-for-one stock split.
(c)
Share transactions prior to the close of trading on March 6, 2024 have been retroactively adjusted to reflect a four-for-one stock split.
Current Fund Name New Fund Name
iShares MSCI USA ESG Select ETF ........................................................... iShares ESG Optimized MSCI USA ETF

Report of Independent Registered Public Accounting Firm

2025
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the fourteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30,
2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025 and each of the financial highlights for each of the five years in the period ended April
30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Dow Jones U.S. ETF
iShares ESG MSCI KLD 400 ETF
iShares MSCI USA ESG Select ETF*
iShares U.S. Basic Materials ETF
iShares U.S. Consumer Discretionary ETF
iShares U.S. Consumer Staples ETF
iShares U.S. Energy ETF
iShares U.S. Financial Services ETF
iShares U.S. Financials ETF
iShares U.S. Healthcare ETF
iShares U.S. Industrials ETF
iShares U.S. Technology ETF
iShares U.S. Transportation ETF
iShares U.S. Utilities ETF
*Effective June 2, 2025, fund name changed to iShares ESG Optimized MSCI USA ETF as described in Note 11

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2025:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Dow Jones U.S. ...................................................................................................... $ 26,453,915
ESG MSCI KLD 400 ................................................................................................... 57,678,001
MSCI USA ESG Select ................................................................................................. 47,230,488
U.S. Basic Materials ................................................................................................... 10,797,566
U.S. Consumer Discretionary ............................................................................................. 11,917,540
U.S. Consumer Staples ................................................................................................ 39,189,251
U.S. Energy ........................................................................................................ 40,328,897
U.S. Financial Services ................................................................................................. 24,500,295
U.S. Financials ...................................................................................................... 61,228,450
U.S. Healthcare ...................................................................................................... 51,602,527
U.S. Industrials ...................................................................................................... 20,449,749
U.S. Technology ..................................................................................................... 113,857,969
U.S. Transportation ................................................................................................... 10,452,198
U.S. Utilities ........................................................................................................ 37,573,991
iShares ETF
Qualified Business
Income
Dow Jones U.S. ...................................................................................................... $ 1,372,271
ESG MSCI KLD 400 ................................................................................................... 2,797,316
MSCI USA ESG Select ................................................................................................. 1,530,841
U.S. Financials ...................................................................................................... 1,601,228
iShares ETF
Dividends-Received
Deduction
Dow Jones U.S. ...................................................................................................... 100.00%
ESG MSCI KLD 400 ................................................................................................... 100.00
MSCI USA ESG Select ................................................................................................. 100.00
U.S. Basic Materials ................................................................................................... 94.31
U.S. Consumer Discretionary ............................................................................................. 100.00
U.S. Consumer Staples ................................................................................................ 100.00
U.S. Energy ........................................................................................................ 100.00
U.S. Financial Services ................................................................................................. 100.00
U.S. Financials ...................................................................................................... 100.00
U.S. Healthcare ...................................................................................................... 100.00
U.S. Industrials ...................................................................................................... 100.00
U.S. Technology ..................................................................................................... 100.00
U.S. Transportation ................................................................................................... 100.00
U.S. Utilities ........................................................................................................ 100.00

Additional Information

2025
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, MSCI Inc., or S&P Dow Jones
Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
© 2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: June 24, 2025

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: June 24, 2025